UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21211
                                                     ---------------------

            Nuveen Insured New York Tax-Free Advantage Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: September 30
                                           ------------------

                  Date of reporting period: March 31, 2008
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT
    March 31, 2008

                        Nuveen Investments
                        MUNICIPAL CLOSED-END FUNDS

Photo of: Small child

   NUVEEN NEW YORK
   INVESTMENT QUALITY
   MUNICIPAL FUND, INC.
   NQN

   NUVEEN NEW YORK
   SELECT QUALITY
   MUNICIPAL FUND, INC.
   NVN

   NUVEEN NEW YORK
   QUALITY INCOME
   MUNICIPAL FUND, INC.
   NUN

   NUVEEN INSURED
   NEW YORK PREMIUM
   INCOME MUNICIPAL
   FUND, INC.
   NNF

   NUVEEN INSURED
   NEW YORK DIVIDEND
   ADVANTAGE MUNICIPAL
   FUND
   NKO

   NUVEEN INSURED
   NEW YORK TAX-FREE
   ADVANTAGE MUNICIPAL
   FUND
   NRK


IT'S NOT WHAT YOU EARN, IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

Photo of: Man working on computer

LIFE IS COMPLEX.
    NUVEEN
     MAKES THINGS
    E-simple.

    ----------------------------------------------------------------------------

    It only takes a minute to sign up for e-Reports. Once enrolled, you'll receive an e-mail as soon as your Nuveen Investments Fund information is ready--no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

FREE E-REPORTS RIGHT TO YOUR E-MAIL!

    www.investordelivery.com
    If you receive your Nuveen Fund
    dividends and statements from your
    financial advisor or brokerage account.

    OR

    www.nuveen.com/accountaccess
    If you receive your Nuveen Fund dividends and statements directly from Nuveen.

Logo: NUVEEN Investments

Chairman's
LETTER TO SHAREHOLDERS

Photo of: Timothy R. Schwertfeger


Timothy R. Schwertfeger

Chairman of the Board

Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Managers' Comments, the Common Share Dividend and Share Price Information, and the Performance Overview sections of this report.

With the recent volatility in the stock market, many have begun to wonder which way the market is headed, and whether they need to adjust their holdings of investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

We also are pleased to be able to offer you a choice concerning how you receive your shareholder reports and other Fund information. As an alternative to mailed copies, you can sign up to receive future Fund reports and other Fund information by e-mail and the internet. The inside front cover of this report contains information on how you can sign up.

We are grateful that you have chosen us as a partner as you pursue your financial goals and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
May 15, 2008

Portfolio Manager's COMMENTS

Nuveen Investments Municipal Closed-End Funds

NQN, NVN, NUN,
NNF, NKO, NRK

Portfolio manager Cathryn Steeves examines key investment strategies and the six-month performance of the Nuveen New York Funds. Cathryn, who joined Nuveen in 1996, assumed portfolio management responsibility for these six Funds in 2006.

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE NEW YORK FUNDS DURING THE SIX-MONTH REPORTING PERIOD ENDED MARCH 31, 2008?

During this six-month period, the municipal market experienced a great deal of volatility, as factors related to the sub-prime mortgage crisis had an indirect, but important, influence on the municipal market's performance. We sought to capitalize on this environment by continuing to focus on relative value, as we looked for undervalued sectors and individual credits with the potential to perform well over the long term. The majority of our purchases were attractively-priced, higher coupon bonds in the longer part of the municipal bond yield curve. These purchases helped to offset the shortening of the Funds' portfolio durations due to bond calls and the natural tendency of bond durations(1) to shorten as time passes.

To generate cash for purchases and move the Funds' durations closer to our strategic range, we selectively sold some holdings with shorter durations. Selling shorter duration bonds and reinvesting further out on the yield curve also helped to improve the Funds' overall call protection profiles. In addition, we took advantage of strong bids to sell some sub-5% coupon bonds that were attractive to the retail market.

Over the course of the entire reporting period, we saw the municipal yield curve steepen, as municipal bond interest rates at the short end of the curve declined while longer-term rates rose. In this environment, we continued to emphasize a disciplined approach to duration management. As part of our duration strategies, we used inverse floating rate securities,(2) a type of derivative financial instrument, in all six of these Funds. Inverse floaters typically provide the dual benefit of lengthening the Funds' durations to be closer to our strategic target and enhancing their income-generation capabilities. NUN and NRK also used forward interest rate swaps, another type of derivative financial instrument. The goal of this strategy was to help us manage the common share net asset value
(NAV) volatility of these two Funds without having a negative impact on their income streams or common share dividends over the short term.



(1) Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

(2) An inverse floating rate security is a financial instrument designed to pay long-term tax-exempt interest at a rate that varies inversely with a short-term tax-exempt interest rate index. For the Nuveen Funds, the index typically used is the Securities Industry and Financial Markets (SIFM) Municipal Swap Index (previously referred to as the Bond Market Association Index or BMA). Inverse floaters, including those inverse floating rate securities in which the Funds invested during the reporting period, are further defined within the Notes to Financial Statements and Glossary of Terms Used in This Report sections of this shareholder report.


Discussions of specific investments are for illustrative purposes only and are not intended as recommendations of individual investments. The views expressed in this commentary represent those of the portfolio manager as of the date of this report and are subject to change at any time, based on market conditions and other factors. The Funds disclaim any obligation to advise shareholders of such changes.

HOW DID THE FUNDS PERFORM?

Individual results for these Nuveen New York Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Total Returns on Common Share Net Asset Value*
For periods ended 3/31/08

                            Six-Month       1-Year       5-Year       10-Year
NQN                            -1.02%       -0.32%        3.93%        5.75%
NVN                            -1.72%       -1.34%        3.99%        5.48%
NUN                            -1.68%       -1.18%        3.70%        5.25%
NNF                            -1.35%       -1.00%        3.71%        5.26%
NKO                            -1.32%       -0.74%        4.75%           NA
NRK                            -0.23%        0.58%        5.17%           NA

Lehman Brothers NY
Insured Tax-Exempt
Bond Index(3)                   0.53%        1.82%        3.89%        5.16%

Lipper NY Insured
Municipal Debt
Funds Average(4)               -2.58%       -2.27%        3.97%        4.96%


For the six months ended March 31, 2008, the cumulative returns on common share NAV for all six of these New York Funds underperformed the return of the Lehman Brothers New York Insured Tax-Exempt Bond Index. At the same time, the six-month returns for all of these Funds outperformed the average return for the Lipper New York Insured Municipal Debt Funds Average.

One of the major factors impacting the six-month performance of these Funds, especially in relation to that of the unleveraged Lehman Brothers New York Insured Tax-Exempt Bond Index, was the use of financial leverage. While leverage provides opportunities for additional income and total returns for common shareholders, the benefits of leveraging are tied in part to the short-term rates that leveraged Funds pay their preferred shareholders. During this period, the Funds' borrowing costs remained relatively high, negatively impacting their total returns.

Other key factors that influenced the Funds' returns included yield curve and duration positioning, credit exposure and sector allocations, the use of derivatives, and holdings of bonds backed by certain municipal bond insurers.

During this six-month period, bonds in the Lehman Brothers Municipal Bond Index with maturities of eight years or less, especially those maturing in two to four years, benefited the most from changes in the interest rate environment. As a result, these shorter maturity bonds generally outperformed credits with longer maturities. Bonds having the longest maturities (22 years and longer) posted the worst returns. While NRK benefited from having the shortest maturity among these Funds, on the whole the Funds were overexposed to the longer part of the yield curve, with NVN and NUN having the longest durations. This had a negative impact on their performance.



*Six-month returns are cumulative; returns for one-year, five-year, and ten-year are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

(3) The Lehman Brothers New York Insured Tax-Exempt Bond Index is an unleveraged, unmanaged index comprising a broad range of insured New York municipal bonds. Results for the Lehman index do not reflect any expenses.

(4) The Lipper New York Insured Municipal Debt Funds Average is calculated using the returns of all closed-end funds in this category for each period as follows: 6 months, 12 funds; 1 year, 12 funds; 5 years, 12 funds; and 10 years, 7 funds. Fund and Lipper returns assume reinvestment of dividends.

As mentioned earlier, both NUN and NRK used forward interest rate swaps. In NRK, these derivatives were used to synthetically extend the Fund's duration and move it closer to our strategic duration target. Despite the fact that longer duration instruments generally performed poorly, the use of forward interest rate swaps had a positive impact on NRK's return performance. This was due to the fact that the interest rate swaps provided exposure to taxable markets during a period when, in contrast to historical trends, the Treasury market and the municipal market moved in the opposite directions. As municipal market performance lagged the significant gains made by Treasuries, the interest rate swaps performed very well. However, in NUN, which had a duration that exceeded our target, the interest rate swaps were used to synthetically shorten duration. These positions, which reduced duration in the outperforming taxable markets, hurt NUN's performance.

In addition, the inverse floaters used by all six of these Funds had a negative impact on performance. This resulted from the fact that the inverse floaters effectively increased the Funds' exposure to longer maturity bonds during a period when shorter maturities were in favor in the market. However, the inverse floaters also benefited the Funds by helping to support their income streams. In general, these six Funds had smaller positions in inverse floaters than their peers in the Lipper New York Insured Municipal Debt Funds Average, which helped the relative performance of the Nuveen New York Funds.

In general, bonds with higher credit quality outperformed those with lower credit quality during the past six months. The underperformance of the lower quality sector was largely the result of risk-averse investors' flight to quality as disruptions in the financial and housing markets deepened. The performances of these six insured Funds generally benefited from their higher quality holdings. NKO and NRK, which are Dividend Advantage Funds, also have the ability to invest up to 20% of their assets in uninsured investment-grade quality securities. As of March 31, 2008, NKO and NRK each had allocations of approximately 4% in bonds rated BBB, which did not perform well as credit spreads widened. This allocation had a negative impact on the performance of these two Funds. In NRK, however, this was largely offset by the Fund's shorter maturity and use of forward interest rate swaps, as mentioned earlier.

On the whole, bonds that carried any credit risk, regardless of sector, tended to perform poorly. Revenue bonds as a whole, and especially the industrial development and health care sectors that had ranked among the top performers in the Lehman Brothers Municipal Bond Index over the past few years, underperformed the general municipal market. The housing sector also performed poorly.

Sectors of the market that generally contributed to the Funds' performances included water and sewer, resource recovery, special tax, and electric utilities. Pre-refunded bonds(5) performed exceptionally well, due primarily to their shorter effective maturities and higher credit quality. Among these Funds, NRK had the heaviest weighting in pre-refunded bonds.


(5) Advance refundings, also known as pre-refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

Another factor that had an impact on the performance of the New York Funds was their position in bonds backed by certain municipal insurers. All of these Funds had exposure to bonds insured by Ambac Assurance Corporation, MBIA Insurance Corporation (MBIA), Financial Guaranty Insurance Company (FGIC) and Financial Security Assurance (FSA).

As concern increased about the balance sheets of municipal bond insurers, prices on bonds insured by these companies declined, detracting from the performance of the Funds. On the whole, the insured holdings of our Funds continued to be well diversified.

RECENT DEVELOPMENTS REGARDING BOND INSURANCE COMPANIES AND FUND POLICY CHANGES

The portfolios of investments reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of March 31, 2008. During March 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured, FGIC-insured and XLCA-insured bonds. Subsequent to March 31, 2008, at least one rating agency reduced the rating for MBIA-insured bonds to AA. As of March 31, 2008, one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers. It is important to note that municipal bonds historically have had a very low rate of default.

During March 2008, the Nuveen Funds' Board of Directors/Trustees approved changes to the investment policies of all of the Nuveen insured municipal closed-end funds. The new policies require that (1) at least 80% of a Fund's net assets must be invested in insured municipal bonds guaranteed by insurers rated "A" or better by at least one rating agency at the time of purchase; (2) at least 80% of a Fund's net assets must be invested in municipal bonds rated "AA" or better by at least one rating agency (with or without insurance), deemed to be of comparable quality by the Adviser, or backed by an escrow or trust containing sufficient U.S. Government or Government agency securities at the time of purchase; and (3) up to 20% of a Fund's net assets may be invested in uninsured municipal bonds rated "A" to "BBB" by at least one rating agency or deemed to be of comparable quality by the Adviser at the time of purchase. These policy changes are designed to increase portfolio manager flexibility and retain the insured nature of the Funds' investment portfolios for current and future environments. Some Funds may require shareholder approval prior to implementing these policy changes.

RECENT DEVELOPMENTS IN THE AUCTION RATE PREFERRED MARKETS

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the auction preferred shares issued by these Funds than there were offers to buy. This meant that these auctions "failed to clear" and that many or all auction preferred shareholders who wanted to sell their shares in these auctions were unable to do so. This decline in liquidity in auction preferred shares did not lower the credit quality of these shares, and auction preferred shareholders unable to sell their shares received distributions at the "maximum rate" calculated in accordance with the pre-established terms of the auction preferred shares. At the time this report was prepared, the Funds' managers could not predict when future auctions might succeed in attracting sufficient buyers for the shares offered, if ever. The Funds' managers are working diligently to develop mechanisms designed to improve the liquidity of the auction preferred shares, or to refund them, but at present there is no assurance that these efforts will succeed. These developments generally do not affect the management or investment policies of these Funds. However, one implication of these auction failures for common shareholders is that the Funds' cost of leverage will be higher than it otherwise would have been had the auctions continued to be successful. As a result, the Funds' future common share earnings may be lower than they otherwise would have been.

For current, up-to-date information, please visit the Nuveen CEF Auction Rate Preferred Resource Center at:
http://www.nuveen.com/ResourceCenter/AuctionRatePreferred.aspx.

Common Share
Dividend and Share Price
                 INFORMATION


The common share dividends of all six of these Nuveen New York Funds remained stable throughout the six-month reporting period ended March 31, 2008.


Due to capital gains generated by normal portfolio activity, common shareholders of the following Funds received capital gains and net ordinary income distributions at the end of December 2007 as follows:

                                         Short-Term Capital Gains
               Long-Term Capital Gains     and/or Ordinary Income
                           (per share)                (per share)

NVN                            $0.0095                    $0.0002
NUN                            $0.0104                         --
NKO                            $0.0272                         --
NRK                            $0.0017                         --

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's common share NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's common share NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of March 31, 2008, all of the Funds in this report except NQN had positive UNII balances, based upon our best estimate, for tax purposes and negative UNII balances for financial statement purposes. NQN had a positive UNII balance, based upon our best estimate, for tax purposes, and a positive UNII balance for financial statement purposes.

COMMON SHARE REPURCHASE AND SHARE PRICE INFORMATION

On July 10, 2007, the Funds' Board of Directors/Trustees approved an open market share repurchase program, as part of a broad, ongoing effort designed to support the market prices of the Funds' common shares. Repurchases not only help to support the market price but, because such purchases are made at a discount to NAV, they have the effect of augmenting NAV. Under the terms of the program, each Fund may repurchase up to 10% of its outstanding common shares. As of March 31, 2008, NQN, NVN and NUN had repurchased 119,000, 124,400 and 179,300 common shares, respectively, representing approximately 0.7%, 0.5% and 0.8% of the Funds' total common shares outstanding, respectively.


As of March 31, 2008, the Funds' share prices were trading at discounts to their common share NAVs as shown in the accompanying chart:


                              3/31/08         Six-Month Average
                             Discount                  Discount

NQN                            -8.53%                   -10.32%
NVN                           -10.42%                   -11.26%
NUN                           -10.54%                   -11.35%
NNF                            -8.41%                   -11.18%
NKO                            -8.95%                    -9.67%
NRK                            -7.56%                    -6.16%

NQN
Performance
OVERVIEW

Nuveen New York
Investment Quality
Municipal Fund, Inc.
                              as of March 31, 2008


Pie Chart:
Credit Quality (as a % of total investments)(1)
Insured                          94%
U.S. Guaranteed                   5%
FHA/FNMA/GNMA Guaranteed          1%

Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Common Share
Apr                           0.0555
May                           0.0555
Jun                           0.0555
Jul                           0.0555
Aug                           0.0555
Sep                           0.0555
Oct                           0.0555
Nov                           0.0555
Dec                           0.0555
Jan                           0.0555
Feb                           0.0555
Mar                           0.0555

Line Chart:
Common Share Price Performance -- Weekly Closing Price
4/01/07                       14.23
                              14.34
                              14.34
                              14.28
                              14.4
                              14.41
                              14.44
                              14.28
                              14.13
                              14.01
                              13.84
                              13.48
                              13.6
                              13.56
                              13.57
                              13.45
                              13.56
                              13.54
                              13.61
                              13.62
                              13.5
                              13.8
                              13.83
                              13.89
                              13.85
                              13.58
                              13.7
                              13.46
                              13.24
                              13.35
                              13.3
                              13.25
                              12.86
                              12.65
                              12.93
                              13.24
                              13.34
                              13
                              12.84
                              12.89
                              13.6
                              13.71
                              13.49
                              13.59
                              13.63
                              13.67
                              13.1
                              12.89
                              12.6
                              12.91
                              12.68
                              12.62
                              13.07
3/31/08                       13.09

FUND SNAPSHOT
------------------------------------
Common Share Price            $13.09
------------------------------------
Common Share
Net Asset Value               $14.31
------------------------------------
Premium/(Discount) to NAV     -8.53%
------------------------------------
Market Yield                   4.77%
------------------------------------
Taxable-Equivalent Yield(2)    7.11%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $251,925
------------------------------------
Average Effective
Maturity on Securities (Years) 15.88
------------------------------------
Leverage-Adjusted Duration      9.35
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/20/90)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -2.16%        -1.02%
------------------------------------
1-Year         -3.39%        -0.32%
------------------------------------
5-Year          3.86%         3.93%
------------------------------------
10-Year         4.04%         5.75%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         33.7%
------------------------------------
Health Care                    14.9%
------------------------------------
Transportation                 11.4%
------------------------------------
Education and Civic
   Organizations               10.5%
------------------------------------
Tax Obligation/General         10.2%
------------------------------------
U.S. Guaranteed                 5.4%
------------------------------------
Other                          13.9%
------------------------------------

(1) The percentages shown in the foregoing chart reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of March 31, 2008. As explained earlier in the Portfolio Manager's Comments section of this report, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured, FGIC-insured and XLCA-insured bonds. Subsequent to March 31, 2008, at least one rating agency reduced the rating for MBIA-insured bonds to AA. As of March 31, 2008, one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the ratings shown in the foregoing chart.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

NVN
Performance
OVERVIEW

Nuveen New York
Select Quality
Municipal Fund, Inc.
                              as of March 31, 2008


Pie Chart:
Credit Quality (as a % of total investments)(1)
Insured                          91%
U.S. Guaranteed                   9%

Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Common Share(3)
Apr                           0.0595
May                           0.0595
Jun                           0.0565
Jul                           0.0565
Aug                           0.0565
Sep                           0.0565
Oct                            0.053
Nov                            0.053
Dec                            0.053
Jan                            0.053
Feb                            0.053
Mar                            0.053

Line Chart:
Common Share Price Performance -- Weekly Closing Price
4/01/07                       14.94
                              14.9
                              14.63
                              14.64
                              14.55
                              14.69
                              14.52
                              14.46
                              14.35
                              14.34
                              14.11
                              13.83
                              13.71
                              13.71
                              13.75
                              13.6
                              13.58
                              13.7
                              13.95
                              13.75
                              13.71
                              13.89
                              14.05
                              14.16
                              13.99
                              13.7
                              13.86
                              13.65
                              13.5
                              13.4501
                              13.25
                              13.31
                              12.83
                              12.64
                              12.85
                              13.07
                              13.08
                              12.88
                              12.86
                              13.13
                              13.69
                              13.8
                              13.56
                              13.66
                              13.69
                              13.75
                              13
                              12.93
                              12.52
                              12.96
                              12.61
                              12.6
                              12.87
3/31/08                       12.9



FUND SNAPSHOT
------------------------------------
Common Share Price            $12.90
------------------------------------
Common Share
Net Asset Value               $14.40
------------------------------------
Premium/(Discount) to NAV    -10.42%
------------------------------------
Market Yield                   4.93%
------------------------------------
Taxable-Equivalent Yield(2)    7.35%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $335,746
------------------------------------
Average Effective
Maturity on Securities (Years) 16.99
------------------------------------
Leverage-Adjusted Duration     10.35
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/22/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -4.60%        -1.72%
------------------------------------
1-Year         -8.70%        -1.34%
------------------------------------
5-Year          3.34%         3.99%
------------------------------------
10-Year         4.09%         5.48%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         31.4%
------------------------------------
Education and Civic
   Organizations               13.4%
------------------------------------
Health Care                    12.9%
------------------------------------
Tax Obligation/General         10.9%
------------------------------------
U.S. Guaranteed                 8.9%
------------------------------------
Utilities                       7.0%
------------------------------------
Transportation                  6.0%
------------------------------------
Other                           9.5%
------------------------------------

(1) The percentages shown in the foregoing chart reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of March 31, 2008. As explained earlier in the Portfolio Manager's Comments section of this report, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured, FGIC-insured and XLCA-insured bonds. Subsequent to March 31, 2008, at least one rating agency reduced the rating for MBIA-insured bonds to AA. As of March 31, 2008, one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the ratings shown in the foregoing chart.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(3) The Fund paid shareholders capital gains and net ordinary income distributions in December 2007 of $0.0097 per share.

NUN
Performance
OVERVIEW

Nuveen New York
Quality Income
Municipal Fund, Inc.
                              as of March 31, 2008


Pie Chart:
Credit Quality (as a % of total investments)(1),(2)

Insured                          90%
U.S. Guaranteed                   9%
FHA/FNMA/ GNMA Guaranteed         1%

Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Common Share(4)
Apr                            0.054
May                            0.054
Jun                            0.051
Jul                            0.051
Aug                            0.051
Sep                            0.051
Oct                            0.051
Nov                            0.051
Dec                            0.051
Jan                            0.051
Feb                            0.051
Mar                            0.051

Line Chart:
Common Share Price Performance -- Weekly Closing Price
4/01/07                       14.37
                              14.33
                              14.2
                              14.1
                              14.12
                              14.1
                              14.06
                              13.98
                              13.77
                              13.86
                              13.7001
                              13.28
                              13.27
                              13.45
                              13.45
                              13.42
                              13.43
                              13.6
                              13.65
                              13.43
                              13.2
                              13.3
                              13.35
                              13.53
                              13.55
                              13.41
                              13.46
                              13.37
                              13.3
                              13.22
                              13.2
                              13.17
                              12.76
                              12.57
                              12.81
                              12.86
                              12.93
                              12.68
                              12.65
                              12.95
                              13.48
                              13.51
                              13.5
                              13.43
                              13.42
                              13.46
                              12.9
                              12.84
                              12.44
                              12.86
                              12.44
                              12.5
                              12.86
3/31/08                       12.73


FUND SNAPSHOT
------------------------------------
Common Share Price            $12.73
------------------------------------
Common Share
Net Asset Value               $14.23
------------------------------------
Premium/(Discount) to NAV    -10.54%
------------------------------------
Market Yield                   4.81%
------------------------------------
Taxable-Equivalent Yield(3)    7.17%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $340,164
------------------------------------
Average Effective
Maturity on Securities (Years) 15.96
------------------------------------
Leverage-Adjusted Duration     10.03
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/20/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -3.10%        -1.68%
------------------------------------
1-Year         -7.08%        -1.18%
------------------------------------
5-Year          3.56%         3.70%
------------------------------------
10-Year         3.93%         5.25%
------------------------------------

INDUSTRIES
(as a % of total investments)(2)
------------------------------------
Tax Obligation/Limited         33.2%
------------------------------------
Education and Civic
   Organizations               13.9%
------------------------------------
Health Care                    10.2%
------------------------------------
Transportation                 10.0%
------------------------------------
U.S. Guaranteed                 9.4%
------------------------------------
Tax Obligation/General          9.0%
------------------------------------
Utilities                       6.3%
------------------------------------
Other                           8.0%
------------------------------------

(1) The percentages shown in the foregoing chart reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of March 31, 2008. As explained earlier in the Portfolio Manager's Comments section of this report, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured, FGIC-insured and XLCA-insured bonds. Subsequent to March 31, 2008, at least one rating agency reduced the rating for MBIA-insured bonds to AA. As of March 31, 2008, one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the ratings shown in the foregoing chart.

(2)  Excluding derivative transactions.

(3) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(4) The Fund paid shareholders a capital gains distribution in December 2007 of $0.0104 per share.

NNF
Performance
OVERVIEW

Nuveen Insured New York
Premium Income
Municipal Fund, Inc.
                              as of March 31, 2008


Pie Chart:
Credit Quality (as a % of total investments)(1)
Insured                          94%
U.S. Guaranteed                   6%

Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Common Share
Apr                            0.057
May                            0.057
Jun                            0.054
Jul                            0.054
Aug                            0.054
Sep                            0.054
Oct                           0.0505
Nov                           0.0505
Dec                           0.0505
Jan                           0.0505
Feb                           0.0505
Mar                           0.0505

Line Chart:
Common Share Price Performance -- Weekly Closing Price
4/01/07                       14.59
                              14.55
                              14.53
                              14.61
                              14.61
                              14.74
                              14.61
                              14.39
                              14.19
                              14.38
                              13.96
                              13.5
                              13.51
                              13.7
                              13.66
                              13.7
                              13.71
                              13.62
                              13.62
                              13.57
                              13.4
                              13.47
                              13.61
                              13.91
                              13.9
                              13.7
                              13.54
                              13.64
                              13.38
                              13.46
                              13.29
                              13.36
                              13.05
                              12.6
                              12.75
                              12.97
                              13.12
                              12.82
                              12.78
                              12.96
                              13.55
                              13.63
                              13.45
                              13.53
                              13.548
                              13.59
                              12.99
                              12.88
                              12.65
                              12.91
                              12.64
                              12.61
                              13.1
3/31/08                       13.17


FUND SNAPSHOT
------------------------------------
Common Share Price            $13.17
------------------------------------
Common Share
Net Asset Value               $14.38
------------------------------------
Premium/(Discount) to NAV     -8.41%
------------------------------------
Market Yield                   4.60%
------------------------------------
Taxable-Equivalent Yield(2)    6.86%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $119,785
------------------------------------
Average Effective
Maturity on Securities (Years) 16.32
------------------------------------
Leverage-Adjusted Duration      9.66
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 12/17/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -0.49%        -1.35%
------------------------------------
1-Year         -5.38%        -1.00%
------------------------------------
5-Year          3.13%         3.71%
------------------------------------
10-Year         4.52%         5.26%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         33.6%
------------------------------------
Education and Civic
   Organizations               15.2%
------------------------------------
Health Care                    15.1%
------------------------------------
Transportation                  9.4%
------------------------------------
Tax Obligation/General          7.0%
------------------------------------
Water and Sewer                 6.3%
------------------------------------
U.S. Guaranteed                 5.6%
------------------------------------
Other                           7.8%
------------------------------------

(1) The percentages shown in the foregoing chart reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of March 31, 2008. As explained earlier in the Portfolio Manager's Comments section of this report, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured, FGIC-insured and XLCA-insured bonds. Subsequent to March 31, 2008, at least one rating agency reduced the rating for MBIA-insured bonds to AA. As of March 31, 2008, one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the ratings shown in the foregoing chart.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

NKO
Performance
OVERVIEW

Nuveen Insured New York
Dividend Advantage
Municipal Fund
                              as of March 31, 2008


Pie Chart:
Credit Quality (as a % of total investments)(1)
Insured                          83%
U.S. Guaranteed                   8%
FHA/FNMA/GNMA Guaranteed          2%
AA (Uninsured)                    3%
BBB (Uninsured)                   4%

Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Common Share(3)
Apr                           0.0615
May                           0.0615
Jun                            0.058
Jul                            0.058
Aug                            0.058
Sep                            0.058
Oct                            0.055
Nov                            0.055
Dec                            0.055
Jan                            0.055
Feb                            0.055
Mar                            0.055


Line Chart:
Common Share Price Performance -- Weekly Closing Price
4/01/07                       15.49
                              15.55
                              15.43
                              15.175
                              15.2699
                              15.15
                              15.27
                              15.01
                              15.08
                              15.18
                              14.44
                              14.15
                              14.2
                              14.11
                              14.27
                              14.25
                              13.99
                              13.75
                              13.94
                              13.96
                              13.47
                              13.7
                              14.26
                              14.39
                              14.28
                              14.07
                              14.1
                              13.9
                              13.97
                              13.55
                              13.45
                              13.43
                              13.1
                              13
                              12.98
                              13.17
                              13.33
                              13.25
                              12.95
                              13.21
                              13.93
                              13.89
                              13.7356
                              13.84
                              14.0001
                              14.04
                              13.32
                              13.23
                              12.85
                              13.26
                              12.95
                              12.93
                              13.12
3/31/08                       13.12


FUND SNAPSHOT
------------------------------------
Common Share Price            $13.12
------------------------------------
Common Share
Net Asset Value               $14.41
------------------------------------
Premium/(Discount) to NAV     -8.95%
------------------------------------
Market Yield                  -5.03%
------------------------------------
Taxable-Equivalent Yield(2)    7.50%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $114,749
------------------------------------
Average Effective
Maturity on Securities (Years) 16.61
------------------------------------
Leverage-Adjusted Duration      9.02
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -4.46%        -1.32%
------------------------------------
1-Year        -10.88%        -0.74%
------------------------------------
5-Year          3.80%         4.75%
------------------------------------
Since
Inception       3.94%         6.11%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         26.7%
------------------------------------
Health Care                    16.0%
------------------------------------
Education and Civic
   Organizations               13.8%
------------------------------------
Tax Obligation/General          9.6%
------------------------------------
Transportation                  8.6%
------------------------------------
Utilities                       8.2%
------------------------------------
U.S. Guaranteed                 8.1%
------------------------------------
Other                           9.0%
------------------------------------

(1) The percentages shown in the foregoing chart reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of March 31, 2008. As explained earlier in the Portfolio Manager's Comments section of this report, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured, FGIC-insured and XLCA-insured bonds. Subsequent to March 31, 2008, at least one rating agency reduced the rating for MBIA-insured bonds to AA. As of March 31, 2008, one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the ratings shown in the foregoing chart.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(3) The Fund paid shareholders a capital gains distribution in December 2007 of $0.0272 per share.

NRK
Performance
OVERVIEW

Nuveen Insured New York
Tax-Free Advantage
Municipal Fund
                              as of March 31, 2008


Pie Chart:
Credit Quality (as a % of total investments)(1)
Insured                          74%
U.S. Guaranteed                  18%
FHA/FNMA/GNMA Guaranteed          1%
AA (Uninsured)                    3%
BBB (Uninsured)                   4%


Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Common Share(3)
Apr                           0.0545
May                           0.0545
Jun                           0.0545
Jul                           0.0545
Aug                           0.0545
Sep                           0.0545
Oct                           0.0545
Nov                           0.0545
Dec                           0.0545
Jan                           0.0545
Feb                           0.0545
Mar                           0.0545

Line Chart:
Common Share Price Performance -- Weekly Closing Price
4/01/07                       14.8274
                              14.89
                              14.67
                              14.5
                              14.69
                              14.3225
                              14.29
                              14.4
                              14.2
                              14.2
                              13.9
                              13.65
                              13.76
                              13.73
                              13.59
                              13.68
                              13.5
                              13.4
                              13.46
                              13.71
                              13.32
                              13.39
                              13.95
                              14.05
                              13.75
                              13.65
                              13.74
                              14.0201
                              14
                              14.11
                              14.03
                              13.95
                              13.79
                              13.28
                              13.8
                              14.09
                              14.03
                              13.61
                              13.85
                              13.5
                              14.1401
                              14.3
                              14.15
                              13.85
                              14
                              14.106
                              13.37
                              13.2
                              13
                              13.04
                              13.49
                              12.98
                              13.14
3/31/08                       13.21


FUND SNAPSHOT
------------------------------------
Common Share Price            $13.21
------------------------------------
Common Share
Net Asset Value               $14.29
------------------------------------
Premium/(Discount) to NAV     -7.56%
------------------------------------
Market Yield                   4.95%
------------------------------------
Taxable-Equivalent Yield(2)    7.38%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $50,222
------------------------------------
Average Effective
Maturity on Securities (Years) 14.21
------------------------------------
Leverage-Adjusted Duration      9.15
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/21/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -1.51%        -0.23%
------------------------------------
1-Year         -7.28%         0.58%
------------------------------------
5-Year          3.32%         5.17%
------------------------------------
Since
Inception       2.99%         5.15%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         30.2%
------------------------------------
U.S. Guaranteed                18.2%
------------------------------------
Education and Civic
   Organizations               15.6%
------------------------------------
Health Care                    15.4%
------------------------------------
Transportation                  8.4%
------------------------------------
Tax Obligation/General          6.0%
------------------------------------
Other                           6.2%
------------------------------------

(1) The percentages shown in the foregoing chart reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of March 31, 2008. As explained earlier in the Portfolio Manager's Comments section of this report, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured, FGIC-insured and XLCA-insured bonds. Subsequent to March 31, 2008, at least one rating agency reduced the rating for MBIA-insured bonds to AA. As of March 31, 2008, one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the ratings shown in the foregoing chart.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(3) The Fund paid shareholders a capital gains distribution in December 2007 of $0.0017 per share.

NQN
NVN
NUN


Shareholder MEETING REPORT

The special meeting of shareholders was held in the offices of Nuveen Investments on October 12, 2007; the meetings for NQN, NVN, NUN, NNF, NKO and NRK were subsequently adjourned to October 22, 2007 and additionally adjourned to November 8, 2007; NKO was also adjourned to November 12, 2007 and November 30, 2007.

                                                                                              NEW YORK       NEW YORK       NEW YORK
                                                                                            INVESTMENT         SELECT        QUALITY
                                                                                               QUALITY        QUALITY         INCOME
                                                                                                 (NQN)          (NVN)          (NUN)
------------------------------------------------------------------------------------------------------------------------------------
TO APPROVE A NEW INVESTMENT MANAGEMENT AGREEMENT:
                                                                                            Common and     Common and     Common and
                                                                                             Preferred      Preferred      Preferred
                                                                                         shares voting  shares voting  shares voting
                                                                                              together       together       together
                                                                                            as a class     as a class     as a class
====================================================================================================================================
   For                                                                                       8,630,654     11,804,564     12,044,496
   Against                                                                                     393,005        648,542        876,266
   Abstain                                                                                     422,655        579,245        692,593
   Broker Non-Votes                                                                          3,172,977      3,945,929      3,969,808
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                    12,619,291     16,978,280     17,583,163
====================================================================================================================================
TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL YEAR:
   For                                                                                      12,205,114     16,407,601     16,886,910
   Against                                                                                     159,691        213,029        279,591
   Abstain                                                                                     254,486        357,650        416,662
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                    12,619,291     16,978,280     17,583,163
====================================================================================================================================

NNF
NKO
NRK

Shareholder MEETING REPORT (continued)

                                                                                               INSURED        INSURED        INSURED
                                                                                              NEW YORK       NEW YORK       NEW YORK
                                                                                               PREMIUM       DIVIDEND       TAX-FREE
                                                                                                INCOME      ADVANTAGE      ADVANTAGE
                                                                                                 (NNF)          (NKO)          (NRK)
------------------------------------------------------------------------------------------------------------------------------------
TO APPROVE A NEW INVESTMENT MANAGEMENT AGREEMENT:
                                                                                            Common and     Common and     Common and
                                                                                             Preferred      Preferred      Preferred
                                                                                         shares voting  shares voting  shares voting
                                                                                              together       together       together
                                                                                            as a class     as a class     as a class
====================================================================================================================================
   For                                                                                       4,292,938      4,019,197      1,681,959
   Against                                                                                     244,175        210,035        119,277
   Abstain                                                                                     217,517        218,119         91,759
   Broker Non-Votes                                                                          1,494,296      1,198,210        604,925
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                     6,248,926      5,645,561      2,497,920
====================================================================================================================================
TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL YEAR:
   For                                                                                       6,040,329      5,376,571      2,386,532
   Against                                                                                      69,434        114,347         64,497
   Abstain                                                                                     139,163        154,643         46,891
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                     6,248,926      5,645,561      2,497,920
====================================================================================================================================

NQN
Nuveen New York Investment Quality Municipal Fund, Inc.
Portfolio of INVESTMENTS
                                                      March 31, 2008 (Unaudited)

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 16.7% (10.5% OF TOTAL INVESTMENTS)

$       3,500   Dormitory Authority of the State of New York, Insured Revenue        7/09 at 101.00          AAA     $    3,535,245
                 Bonds, Culinary Institute of America, Series 1999,
                 5.000%, 7/01/22 - MBIA Insured

        6,500   Dormitory Authority of the State of New York, Insured Revenue        7/08 at 101.00          AAA          6,583,330
                 Bonds, New York Medical College, Series 1998, 5.000%, 7/01/21 -
                 MBIA Insured
        2,000   Dormitory Authority of the State of New York, Insured Revenue        7/11 at 100.00          AAA          2,058,120
                 Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/18 -
                 AMBAC Insured

        3,000   Dormitory Authority of the State of New York, Lease Revenue            No Opt. Call          AA-          3,195,540
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

        1,730   Dormitory Authority of the State of New York, Lease Revenue          7/15 at 100.00          AAA          1,741,366
                 Bonds, State University Dormitory Facilities, Series 2004A,
                 5.000%, 7/01/29 - MBIA Insured

        2,080   Dormitory Authority of the State of New York, Lease Revenue          7/16 at 100.00          AAA          2,085,408
                 Bonds, State University Dormitory Facilities, Series 2006A,
                 5.000%, 7/01/31 - MBIA Insured

          550   Dormitory Authority of the State of New York, Revenue Bonds,         7/17 at 100.00           A3            536,745
                 Barnard College, Series 2007A, 5.000%, 7/01/37 - FGIC Insured

        1,150   Dormitory Authority of the State of New York, Revenue Bonds,         7/15 at 100.00          Aaa          1,186,593
                 Canisius College, Series 2005, 5.000%, 7/01/21 - MBIA Insured

        1,765   Dormitory Authority of the State of New York, Revenue Bonds,           No Opt. Call          AA-          1,970,764
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Rochester Institute of Technology, Series 2006A:
          575    5.250%, 7/01/20 - AMBAC Insured                                       No Opt. Call          Aaa            625,698
          460    5.250%, 7/01/21 - AMBAC Insured                                       No Opt. Call          Aaa            497,228

        4,500   Dormitory Authority of the State of New York, State and Local        7/15 at 100.00          AA-          4,742,865
                 Appropriation Lease Bonds, Upstate Community Colleges,
                 Series 2005A, 5.000%, 7/01/19 - FGIC Insured

        2,390   New York City Industrial Development Agency, New York,               1/17 at 100.00          AAA          2,326,522
                 PILOT Revenue Bonds, Queens Baseball Stadium Project,
                 Series 2006, 5.000%, 1/01/46 - AMBAC Insured

                New York City Industrial Development Authority, New York, PILOT
                Revenue Bonds, Yankee Stadium Project, Series 2006:
          890    5.000%, 3/01/31 - FGIC Insured                                      9/16 at 100.00           A3            872,120
        6,080    5.000%, 3/01/36 - MBIA Insured                                      9/16 at 100.00          AAA          6,034,522
        3,685    4.500%, 3/01/39 - FGIC Insured                                      9/16 at 100.00           A3          3,278,360

          740   New York State Dormitory Authority, Revenue Bonds, New York          7/17 at 100.00          Aaa            743,212
                 University, Series 2007, 5.000%, 7/01/32 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       41,595   Total Education and Civic Organizations                                                                  42,013,638
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 23.7% (14.9% OF TOTAL INVESTMENTS)

                Dormitory Authority of the State of New York, FHA-Insured
                Mortgage Hospital Revenue Bonds, Montefiore Medical Center,
                Series 1999:
          710    5.250%, 8/01/19 - AMBAC Insured                                     8/09 at 101.00          AAA            729,837
        4,000    5.500%, 8/01/38 - AMBAC Insured                                     8/09 at 101.00          AAA          4,034,040

        7,080   Dormitory Authority of the State of New York, FHA-Insured            8/08 at 101.00          AAA          6,939,179
                 Mortgage Hospital Revenue Bonds, New York and Presbyterian
                 Hospital, Series 1998, 4.750%, 8/01/27 - AMBAC Insured

        1,780   Dormitory Authority of the State of New York, FHA-Insured            8/17 at 100.00          AAA          1,802,499
                 Mortgage Revenue Bonds, Hudson Valley Hospital Center,
                 Series 2007, 5.000%, 8/15/27 - FSA Insured


                                       19

NQN
Nuveen New York Investment Quality Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS March 31, 2008 (Unaudited)
    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$       2,575   Dormitory Authority of the State of New York, FHA-Insured            2/15 at 100.00           A3     $    2,551,490
                 Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
                 5.000%, 8/01/29 - FGIC Insured

        3,535   Dormitory Authority of the State of New York, FHA-Insured            2/15 at 100.00           A3          3,600,291
                 Revenue Bonds, Montefiore Medical Center, Series 2005,
                 5.000%, 2/01/22 - FGIC Insured

        1,500   Dormitory Authority of the State of New York, Hospital Revenue       7/09 at 101.00          AAA          1,543,935
                 Bonds, Catholic Health Services of Long Island Obligated Group -
                 St. Francis Hospital, Series 1999A, 5.500%, 7/01/22 - MBIA Insured

        8,000   Dormitory Authority of the State of New York, Revenue Bonds,         7/09 at 101.00          AAA          8,234,319
                 Catholic Health Services of Long Island Obligated Group -
                 St. Charles Hospital and Rehabilitation Center, Series 1999A,
                 5.500%, 7/01/22 - MBIA Insured

        1,325   Dormitory Authority of the State of New York, Revenue Bonds,         7/17 at 100.00          AAA          1,349,181
                 Health Quest System Inc., Series 2007B, 5.250%, 7/01/27 -
                 AGC Insured

        6,000   Dormitory Authority of the State of New York, Revenue Bonds,         7/13 at 100.00          AAA          6,154,020
                 Memorial Sloan-Kettering Cancer Center, Series 2003-1,
                 5.000%, 7/01/21 - MBIA Insured

        2,035   Dormitory Authority of the State of New York, Revenue Bonds,         8/14 at 100.00          AAA          2,235,895
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

        1,805   Dormitory Authority of the State of New York, Revenue Bonds,        11/08 at 101.00          AAA          1,818,393
                 North Shore Health System Obligated Group, Series 1998,
                 5.000%, 11/01/23 - MBIA Insured

        1,585   Dormitory Authority of the State of New York, Revenue Bonds,         8/14 at 100.00          AAA          1,568,310
                 The New York and Presbyterian Hospital Project, Series 2007,
                 5.000%, 8/15/36 - FSA Insured

        8,525   Dormitory Authority of the State of New York, Revenue Bonds,         7/11 at 101.00          AAA          8,621,246
                 Winthrop South Nassau University Health System Obligated
                 Group, Series 2001B, 5.250%, 7/01/26 - AMBAC Insured

        2,000   New York City Health and Hospitals Corporation, New York,            2/09 at 101.00          AAA          2,047,060
                 Health System Revenue Bonds, Series 1999A, 5.125%, 2/15/14 -
                 AMBAC Insured

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        3,150    5.250%, 2/15/21 - AMBAC Insured                                     2/13 at 100.00          AAA          3,273,102
        2,100    5.250%, 2/15/22 - AMBAC Insured                                     2/13 at 100.00          AAA          2,182,068

          935   New York State Dormitory Authority, Revenue Bonds,                     No Opt. Call           A3            944,257
                 North Shore Jewish Obligated Group, Series 2007A,
                 5.250%, 7/01/34 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       58,640   Total Health Care                                                                                        59,629,122
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 5.1% (3.2% OF TOTAL INVESTMENTS)

                New York City Housing Development Corporation, New York, Capital
                Fund Program Revenue Bonds, Series 2005A:
        1,230    5.000%, 7/01/14 - FGIC Insured                                        No Opt. Call          AA+          1,340,626
        1,230    5.000%, 7/01/16 - FGIC Insured                                      7/15 at 100.00          AA+          1,327,551
        5,740    5.000%, 7/01/25 - FGIC Insured                                      7/15 at 100.00          AA+          5,819,671

          420   New York City, New York, Multifamily Housing Revenue Bonds,          1/17 at 100.00          AAA            361,481
                 Seaview Towers, Series 2006A, 4.750%, 7/15/39 - AMBAC
                 Insured (Alternative Minimum Tax)

           35   New York State Housing Finance Agency, FHA-Insured Multifamily       8/08 at 100.00          AAA             35,061
                 Housing Mortgage Revenue Bonds, Series 1994B,
                 6.250%, 8/15/14 - AMBAC Insured

                New York State Housing Finance Agency, Mortgage Revenue
                Refunding Bonds, Housing Project, Series 1996A:
        1,490    6.100%, 11/01/15 - FSA Insured                                      5/08 at 100.00          AAA          1,494,604
        2,540    6.125%, 11/01/20 - FSA Insured                                      5/08 at 100.00          AAA          2,544,470

------------------------------------------------------------------------------------------------------------------------------------
       12,685   Total Housing/Multifamily                                                                                12,923,464
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 1.0% (0.6% OF TOTAL INVESTMENTS)

        2,770   Syracuse Industrial Development Authority, New York,                 1/17 at 100.00           A-          2,511,808
                 PILOT Mortgage Revenue Bonds, Carousel Center Project,
                 Series 2007A, 5.000%, 1/01/36 - XLCA Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                                       20

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.2% (0.8% OF TOTAL INVESTMENTS)

$       3,000   Castle Rest Residential Healthcare Facility, Syracuse, New York,     8/08 at 101.00          AAA     $    3,000,870
                 FHA-Insured Mortgage Revenue Bonds, Series 1997A,
                 5.750%, 8/01/37
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 16.3% (10.2% OF TOTAL INVESTMENTS)

        3,000   Dormitory Authority of the State of New York, School Districts      10/15 at 100.00          AAA          3,007,440
                 Revenue Bond Financing Program, Peekskill City School
                 District, Series 2005D, 5.000%, 10/01/33 - MBIA Insured

        1,200   Erie County, New York, General Obligation Bonds, Series 2003A,       3/13 at 100.00           A3          1,276,116
                 5.250%, 3/15/16 - FGIC Insured

          635   Erie County, New York, General Obligation Bonds, Series 2004B,         No Opt. Call          Aaa            690,575
                 5.250%, 4/01/13 - MBIA Insured

        2,000   Hempstead Town, New York, General Obligation Bonds,                  1/11 at 101.00          Aaa          2,127,200
                 Series 2001A, 5.250%, 1/15/14 - MBIA Insured

       10,735   Hudson Yards Infrastructure Corporation, New York, Revenue           2/17 at 100.00           A3         10,382,999
                 Bonds, Series 2006A, 5.000%, 2/15/47 - FGIC Insured (UB)

        1,000   Monroe County, New York, General Obligation Public Improvement       3/12 at 100.00           A3          1,051,250
                 Bonds, Series 2002, 5.000%, 3/01/16 - FGIC Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2004E:
        3,000    5.000%, 11/01/19 - FSA Insured                                     11/14 at 100.00          AAA          3,203,700
        2,300    5.000%, 11/01/20 - FSA Insured                                     11/14 at 100.00          AAA          2,429,444

        2,300   New York City, New York, General Obligation Bonds, Fiscal            3/15 at 100.00           AA          2,424,913
                 Series 2005J, 5.000%, 3/01/19 - FGIC Insured

                Oneida County, New York, General Obligation Public Improvement
                Bonds, Series 2000:
          500    5.375%, 4/15/18 - MBIA Insured                                      4/09 at 102.00          AAA            517,685
          500    5.375%, 4/15/19 - MBIA Insured                                      4/09 at 102.00          AAA            517,685

                Pavilion Central School District, Genesee County, New York,
                General Obligation Bonds, Series 2005:
        1,650    5.000%, 6/15/16 - FSA Insured                                       6/15 at 100.00          AAA          1,806,668
        1,815    5.000%, 6/15/18 - FSA Insured                                       6/15 at 100.00          AAA          1,956,987

        1,145   Three Village Central School District, Brookhaven and                  No Opt. Call           A1          1,234,654
                 Smithtown, Suffolk County, New York, General Obligation
                 Bonds, Series 2005, 5.000%, 6/01/18 - FGIC Insured

        1,620   West Islip Union Free School District, Suffolk County, New York,    10/15 at 100.00          Aaa          1,777,399
                 General Obligation Bonds, Series 2005, 5.000%, 10/01/16 -
                 FSA Insured

        6,110   Yonkers, New York, General Obligation Bonds, Series 2005A,           8/15 at 100.00          AAA          6,577,171
                 5.000%, 8/01/16 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       39,510   Total Tax Obligation/General                                                                             40,981,886
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 53.7% (33.7% OF TOTAL INVESTMENTS)

        1,275   Buffalo Fiscal Stability Authority, New York, Sales Tax Revenue      9/15 at 100.00          AAA          1,342,116
                 State Aid Secured Bonds, Series 2005A, 5.000%, 9/01/20 -
                 MBIA Insured

        2,250   Dormitory Authority of the State of New York, 853 Schools            7/08 at 101.00          AAA          2,279,093
                 Program Insured Revenue Bonds, St. Anne Institute, Issue 2,
                 Series 1998E, 5.000%, 7/01/18 - AMBAC Insured

                Dormitory Authority of the State of New York, Department of
                Health Revenue Bonds, Series 2005A:
        1,575    5.250%, 7/01/24 - CIFG Insured                                      7/15 at 100.00          Aaa          1,613,966
          500    5.000%, 7/01/25 - CIFG Insured                                      7/15 at 100.00          Aaa            502,680

        1,340   Dormitory Authority of the State of New York, Insured Revenue        7/09 at 101.00          AAA          1,388,897
                 Bonds, 853 Schools Program - Anderson School, Series 1999E,
                 Issue 2, 5.750%, 7/01/19 - AMBAC Insured

        2,000   Dormitory Authority of the State of New York, Insured Revenue        7/09 at 101.00          AAA          2,073,980
                 Bonds, Special Act School District Program, Series 1999,
                 5.750%, 7/01/19 - MBIA Insured

        1,000   Dormitory Authority of the State of New York, Lease Revenue          8/11 at 100.00          AAA          1,041,260
                 Bonds, Nassau County Board of Cooperative Educational
                 Services, Series 2001A, 5.250%, 8/15/21 - FSA Insured

        1,500   Dormitory Authority of the State of New York, Lease Revenue          8/14 at 100.00          AAA          1,537,725
                 Bonds, Wayne-Finger Lakes Board of Cooperative Education
                 Services, Series 2004, 5.000%, 8/15/23 - FSA Insured

        2,410   Dormitory Authority of the State of New York, Revenue Bonds,         7/14 at 100.00          AA-          2,505,605
                 Department of Health, Series 2004-2, 5.000%, 7/01/20 -
                 FGIC Insured


                                       21

NQN
Nuveen New York Investment Quality Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS March 31, 2008 (Unaudited)
    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                Dormitory Authority of the State of New York, Revenue Bonds,
                Mental Health Services Facilities Improvements, Series 2005D-1:
$       2,120    5.000%, 2/15/15 - FGIC Insured                                        No Opt. Call          AA-     $    2,280,866
        1,200    5.000%, 8/15/23 - FGIC Insured                                      2/15 at 100.00          AA-          1,216,644

        4,600   Dormitory Authority of the State of New York, Revenue Bonds,        10/12 at 100.00          AAA          4,738,736
                 School Districts Financing Program, Series 2002D,
                 5.250%, 10/01/23 - MBIA Insured

        3,135   Dormitory Authority of the State of New York, Secured Hospital       8/08 at 101.50          AAA          3,142,587
                 Insured Revenue Bonds, Southside Hospital, Series 1998,
                 5.000%, 2/15/25 - MBIA Insured

          375   Dormitory Authority of the State of New York, State Personal         3/15 at 100.00          AAA            395,843
                 Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 -
                 FSA Insured

        1,780   Erie County Industrial Development Agency, New York, School          5/18 at 100.00          AAA          1,927,170
                 Facility Revenue Bonds, Buffalo City School District Project,
                 Series 2008A, 5.750%, 5/01/27 - FSA Insured

                Erie County Industrial Development Agency, New York, School
                Facility Revenue Bonds, Buffalo City School District, Series
                2003:
        1,000    5.750%, 5/01/20 - FSA Insured                                       5/12 at 100.00          AAA          1,078,770
        1,200    5.750%, 5/01/22 - FSA Insured                                       5/12 at 100.00          AAA          1,287,228

        1,290   Erie County Industrial Development Agency, New York, School          5/14 at 100.00          AAA          1,383,577
                 Facility Revenue Bonds, Buffalo City School District,
                 Series 2004, 5.750%, 5/01/26 - FSA Insured

        5,630   Erie County Industrial Development Agency, New York, School          5/17 at 101.00          AAA          6,032,658
                 Facility Revenue Bonds, Buffalo City School District Project,
                 Series 2007A, 5.750%, 5/01/28 - FSA Insured (UB)

        6,000   Metropolitan Transportation Authority, New York, Dedicated Tax      11/12 at 100.00          AAA          6,203,040
                 Fund Bonds, Series 2002A, 5.250%, 11/15/25 - FSA Insured

        2,760   Metropolitan Transportation Authority, New York, State Service       7/12 at 100.00          AAA          2,927,339
                 Contract Bonds, Series 2002B, 5.500%, 7/01/18 - MBIA Insured

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        4,500    5.750%, 7/01/18 - FSA Insured                                         No Opt. Call          AAA          5,195,475
        1,250    5.500%, 1/01/19 - MBIA Insured                                      7/12 at 100.00          AAA          1,326,800
        2,000    5.500%, 1/01/20 - MBIA Insured                                      7/12 at 100.00          AAA          2,122,880
        2,000    5.000%, 7/01/25 - FGIC Insured                                      7/12 at 100.00          AA-          2,013,540
        4,095    5.000%, 7/01/30 - AMBAC Insured                                     7/12 at 100.00          AAA          4,119,611

        4,820   Nassau County Interim Finance Authority, New York, Sales and           No Opt. Call          AAA          5,367,841
                 Use Tax Revenue Bonds, Series 2004H, 5.250%, 11/15/13 -
                 AMBAC Insured

                Nassau County Interim Finance Authority, New York, Sales Tax
                Secured Revenue Bonds, Series 2003A:
        2,115    5.000%, 11/15/18 - AMBAC Insured                                   11/13 at 100.00          AAA          2,216,647
        1,305    4.750%, 11/15/21 - AMBAC Insured                                   11/13 at 100.00          AAA          1,332,744
        1,305    4.750%, 11/15/22 - AMBAC Insured                                   11/13 at 100.00          AAA          1,326,167

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
        2,200    5.000%, 10/15/25 - MBIA Insured                                    10/14 at 100.00          AAA          2,247,916
        1,600    5.000%, 10/15/26 - MBIA Insured                                    10/14 at 100.00          AAA          1,628,528
        6,640    5.000%, 10/15/29 - AMBAC Insured                                   10/14 at 100.00          AAA          6,691,394
        1,500    5.000%, 10/15/32 - AMBAC Insured                                   10/14 at 100.00          AAA          1,504,950

        1,435   New York City Transitional Finance Authority, New York,              8/12 at 100.00          AAA          1,497,222
                 Future Tax Secured Bonds, Fiscal Series 2003C,
                 5.250%, 8/01/20 - AMBAC Insured

        1,660   New York City Transitional Finance Authority, New York,              2/13 at 100.00          AAA          1,730,268
                 Future Tax Secured Bonds, Fiscal Series 2003E,
                 5.250%, 2/01/22 - MBIA Insured

        2,000   New York City Transitional Finance Authority, New York,              2/14 at 100.00          Aa1          2,102,080
                 Future Tax Secured Bonds, Fiscal Series 2004C,
                 5.000%, 2/01/19 - XLCA Insured

        3,910   New York City Transitional Finance Authority, New York, Future       2/13 at 100.00          AAA          4,005,091
                 Tax Secured Refunding Bonds, Fiscal Series 2003D,
                 5.000%, 2/01/22 - MBIA Insured


                                       22

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                New York Convention Center Development Corporation,
                Hotel Unit Fee Revenue Bonds, Series 2005:
$       2,100    5.000%, 11/15/30 - AMBAC Insured                                   11/15 at 100.00          AAA     $    2,101,197
        9,575    5.000%, 11/15/44 - AMBAC Insured                                   11/15 at 100.00          AAA          9,425,725

        3,000   New York State Local Government Assistance Corporation,                No Opt. Call          AAA          3,297,240
                 Revenue Bonds, Series 1993E, 5.250%, 4/01/16 - FSA Insured

                New York State Thruway Authority, Highway and Bridge Trust
                Fund Bonds, Second General, Series 2005B:
        7,350    5.500%, 4/01/20 - AMBAC Insured                                       No Opt. Call          AAA          8,249,345
        1,500    5.000%, 4/01/21 - AMBAC Insured                                    10/15 at 100.00          AAA          1,564,755

        1,750   New York State Thruway Authority, State Personal Income Tax          9/14 at 100.00          AAA          1,792,595
                 Revenue Bonds, Series 2004A, 5.000%, 3/15/24 -
                 AMBAC Insured

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        6,300    5.250%, 6/01/20 - AMBAC Insured                                     6/13 at 100.00          AAA          6,483,078
        1,000    5.250%, 6/01/21 - AMBAC Insured                                     6/13 at 100.00          AAA          1,024,900
        4,500    5.250%, 6/01/22 - AMBAC Insured                                     6/13 at 100.00          AAA          4,595,490

        1,000   New York State Urban Development Corporation, State Personal         3/15 at 100.00          AAA          1,006,400
                 Income Tax Revenue Bonds, Series 2005B, 5.000%, 3/15/30 -
                 FSA Insured

        1,000   Niagara Falls City School District, Niagara County, New York,        6/15 at 100.00          AAA          1,006,540
                 Certificates of Participation, High School Facility, Series 2005,
                 5.000%, 6/15/28 - FSA Insured

        1,435   Suffolk County Industrial Development Agency, New York,             10/10 at 102.00          Aaa          1,544,505
                 Revenue Bonds, Hampton Bays Public Library, Series 1999A,
                 6.000%, 10/01/19 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
      129,785   Total Tax Obligation/Limited                                                                            135,420,704
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 18.2% (11.4% OF TOTAL INVESTMENTS)

        2,000   Metropolitan Transportation Authority, New York, Transportation     11/12 at 100.00          AAA          2,122,340
                 Revenue Refunding Bonds, Series 2002A, 5.500%, 11/15/19 -
                 AMBAC Insured

                New York State Thruway Authority, General Revenue Bonds,
                Series 2005F:
        1,955    5.000%, 1/01/20 - AMBAC Insured                                     1/15 at 100.00          AAA          2,048,664
        5,360    5.000%, 1/01/30 - AMBAC Insured                                     1/15 at 100.00          AAA          5,380,904

        1,500   New York State Thruway Authority, General Revenue Bonds,             7/15 at 100.00          AAA          1,509,855
                 Series 2005G, 5.000%, 1/01/30 - FSA Insured

          710   New York State Thruway Authority, General Revenue Bonds,             1/18 at 100.00          AA-            727,573
                 Series 2007H, 5.000%, 1/01/25 - FGIC Insured

        2,300   Niagara Frontier Airport Authority, New York, Airport Revenue        4/09 at 101.00          AAA          2,310,373
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)

                Port Authority of New York and New Jersey, Consolidated Revenue
                Bonds, One Hundred Fortieth Series 2005:
        2,080    5.000%, 12/01/19 - FSA Insured                                      6/15 at 101.00          AAA          2,232,256
        2,625    5.000%, 12/01/28 - XLCA Insured                                     6/15 at 101.00          AA-          2,649,806
        1,475    5.000%, 12/01/31 - XLCA Insured                                     6/15 at 101.00          AA-          1,478,127

        1,160   Port Authority of New York and New Jersey, One Hundred and           8/17 at 100.00          AAA          1,198,234
                 Forty Eighth Consolidated Revenue Bonds, RITES Trust 1516,
                 10.129%, 8/15/32 - FSA Insured (IF)

        5,025   Port Authority of New York and New Jersey, Special Project           6/08 at 100.00          AAA          5,025,955
                 Bonds, JFK International Air Terminal LLC, Sixth Series 1997,
                 5.750%, 12/01/25 - MBIA Insured (Alternative Minimum Tax)

                Puerto Rico Ports Authority, Revenue Bonds, Series 1991D:
        4,345    7.000%, 7/01/14 - FGIC Insured (Alternative Minimum Tax)            7/08 at 100.00           A-          4,367,551
       11,500    6.000%, 7/01/21 - FGIC Insured (Alternative Minimum Tax)            7/08 at 100.00           A-         11,544,734

                Triborough Bridge and Tunnel Authority, New York, Subordinate
                Lien General Purpose Revenue Refunding Bonds, Series 2002E:
          780    5.500%, 11/15/20 - MBIA Insured                                       No Opt. Call          AAA            870,480
        2,300    5.250%, 11/15/22 - MBIA Insured                                    11/12 at 100.00          AAA          2,395,887

------------------------------------------------------------------------------------------------------------------------------------
       45,115   Total Transportation                                                                                     45,862,739
------------------------------------------------------------------------------------------------------------------------------------


                                       23

NQN
Nuveen New York Investment Quality Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS March 31, 2008 (Unaudited)
    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 8.6% (5.4% OF TOTAL INVESTMENTS) (4)

$       3,655   Buffalo Municipal Water Finance Authority, New York, Water           7/09 at 101.00          AAA     $    3,883,547
                 System Revenue Bonds, Series 1999, 6.000%, 7/01/29
                 (Pre-refunded 7/01/09) - FSA Insured

                Dormitory Authority of the State of New York, Improvement
                Revenue Bonds, Mental Health Services Facilities, Series 2000D:
           65    5.875%, 2/15/16 (Pre-refunded 8/15/10) - FSA Insured                8/10 at 100.00          Aaa             70,303
           10    5.875%, 2/15/16 (Pre-refunded 8/15/10) - FSA Insured                8/10 at 100.00          AAA             10,809

                Dormitory Authority of the State of New York, Improvement
                Revenue Bonds, Mental Health Services Facilities, Series 2001B:
           75    5.500%, 8/15/19 (Pre-refunded 8/15/11) - MBIA Insured               8/11 at 100.00          Aaa             82,065
           25    5.500%, 8/15/19 (Pre-refunded 8/15/11) - MBIA Insured               8/11 at 100.00          AAA             27,338

        1,200   Dormitory Authority of the State of New York, Insured Revenue        7/09 at 101.00          AAA          1,278,264
                 Bonds, Cooper Union, Series 1999, 6.250%, 7/01/29
                 (Pre-refunded 7/01/09) - MBIA Insured

          905   Dormitory Authority of the State of New York, Judicial Facilities      No Opt. Call          AAA          1,046,696
                 Lease Revenue Bonds, Suffolk County Issue, Series 1986,
                 7.375%, 7/01/16 - BIGI Insured (ETM)

        1,475   Dormitory Authority of the State of New York, Revenue Bonds,        11/08 at 101.00          Aaa          1,517,642
                 North Shore Health System Obligated Group, Series 1998,
                 5.000%, 11/01/23 (Pre-refunded 11/01/08) - MBIA Insured

          700   Jericho Union Free School District, Nassau County, New York,         8/09 at 101.00          Aaa            741,881
                 General Obligation Bonds, Series 2000, 5.600%, 8/01/18
                 (Pre-refunded 8/01/09) - MBIA Insured

          945   Metropolitan Transportation Authority, New York, Commuter            5/08 at 102.00          AAA            958,835
                 Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 -
                 AMBAC Insured (ETM)

        5,090   Metropolitan Transportation Authority, New York, Dedicated Tax      10/15 at 100.00          AAA          5,657,179
                 Fund Bonds, Series 1998A, 5.000%, 4/01/23 (Pre-refunded
                 10/01/15) - FGIC Insured

        1,000   Metropolitan Transportation Authority, New York, Dedicated Tax      10/14 at 100.00          AAA          1,105,500
                 Fund Bonds, Series 1999A, 5.000%, 4/01/29 (Pre-refunded
                 10/01/14) - FSA Insured

        5,030   New York City Trust for Cultural Resources, New York, Revenue        7/09 at 101.00          AAA          5,327,072
                 Bonds, American Museum of Natural History, Series 1999A,
                 5.750%, 7/01/29 (Pre-refunded 7/01/09) - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       20,175   Total U.S. Guaranteed                                                                                    21,707,131
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 7.8% (4.9% OF TOTAL INVESTMENTS)

        2,500   Long Island Power Authority, New York, Electric System General       9/11 at 100.00          AAA          2,510,800
                  Revenue Bonds, Series 2001A, 5.000%, 9/01/27 - FSA Insured

        2,620   Long Island Power Authority, New York, Electric System General       9/13 at 100.00           A+          2,797,636
                 Revenue Bonds, Series 2003C, 5.000%, 9/01/16 - CIFG Insured

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2006A:
        4,540    5.000%, 12/01/23 - FGIC Insured                                     6/16 at 100.00           A-          4,606,602
        6,160    5.000%, 12/01/25 - FGIC Insured                                     6/16 at 100.00           A-          6,192,402

          625   Long Island Power Authority, New York, Electric System General       6/16 at 100.00           A+            613,925
                 Revenue Bonds, Series 2006B, 5.000%, 12/01/35 -
                 CIFG Insured

        2,000   New York State Energy Research and Development Authority,            9/08 at 102.00          AAA          2,016,400
                 Pollution Control Revenue Bonds, Rochester Gas and Electric
                 Corporation, Series 1998A, 5.950%, 9/01/33 - MBIA Insured
                 (Alternative Minimum Tax)

          760   Power Authority of the State of New York, General Revenue           11/15 at 100.00          Aa2            802,826
                 Bonds, Series 2006A, 5.000%, 11/15/19 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       19,205   Total Utilities                                                                                          19,540,591
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 7.0% (4.4% OF TOTAL INVESTMENTS)
        1,660   New York City Municipal Water Finance Authority, New York,           6/10 at 101.00          AAA          1,794,327
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000B, 6.100%, 6/15/31 - MBIA Insured

        3,000   New York City Municipal Water Finance Authority, New York,           6/14 at 100.00          AAA          3,004,530
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2004C, 5.000%, 6/15/35 - AMBAC Insured


                                       24

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       5,030   New York City Municipal Water Finance Authority, New York,           6/15 at 100.00          AAA     $    5,108,669
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2005C, 5.000%, 6/15/27 - MBIA Insured

        2,575   New York City Municipal Water Finance Authority, New York,           6/16 at 100.00          AAA          2,578,245
                 Water and Sewerage System Revenue Bonds, Series 2006B,
                 5.000%, 6/15/36 - MBIA Insured

        5,200   Suffolk County Water Authority, New York, Waterworks                 6/15 at 100.00          AAA          5,252,676
                 Revenue Bonds, Series 2005C, 5.000%, 6/01/28 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       17,465   Total Water and Sewer                                                                                    17,738,447
------------------------------------------------------------------------------------------------------------------------------------
$     389,945   Total Investments (cost $396,722,595) - 159.3%                                                          401,330,400
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (4.3)%                                                                      (10,910,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.2%                                                                      5,504,917
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (57.2)% (5)                                                   (144,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  251,925,317
                ===================================================================================================================

                    As of March 31, 2008, all of the bonds in the Portfolio of Investments, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The Portfolio of Investments reflects the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of March 31, 2008. During March 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured, FGIC-insured and XLCA-insured bonds. Subsequent to March 31, 2008, at least one rating agency reduced the rating for MBIA-insured bonds to AA. As of March 31, 2008, one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.

               (5) Preferred Shares, at Liquidation Value as a percentage of total investments is (35.9)%.

             (ETM)  Escrowed to maturity.

              (IF)  Inverse floating rate investment.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

NVN
Nuveen New York Select Quality Municipal Fund, Inc.
Portfolio of INVESTMENTS
                                                      March 31, 2008 (Unaudited)

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 21.1% (13.4% OF TOTAL INVESTMENTS)

$         500   Amherst Industrial Development Agency, New York, Revenue             8/10 at 102.00          AAA     $      530,535
                 Bonds, UBF Faculty/Student Housing Corporation, University
                 of Buffalo Lakeside Cottage Project, Series 2000B,
                 5.625%, 8/01/20 - AMBAC Insured

                Amherst Industrial Development Agency, New York, Revenue Bonds,
                UBF Faculty/Student Housing Corporation, University of Buffalo
                Project, Series 2000A:
        1,315    5.625%, 8/01/20 - AMBAC Insured                                     8/10 at 102.00          AAA          1,395,307
          610    5.750%, 8/01/25 - AMBAC Insured                                     8/10 at 102.00          AAA            640,823

        2,500   Dormitory Authority of the State of New York, General Revenue          No Opt. Call          AAA          2,635,900
                 Bonds, New York University, Series 2001-1, 5.500%, 7/01/40 -
                 AMBAC Insured

          105   Dormitory Authority of the State of New York, Insured Revenue        7/08 at 100.00          AAA            105,398
                 Bonds, Fordham University, Series 1990, 7.200%, 7/01/15 -
                 AMBAC Insured

          695   Dormitory Authority of the State of New York, Insured Revenue        7/12 at 100.00           A2            713,807
                 Bonds, Fordham University, Series 2002, 5.000%, 7/01/18 -
                 FGIC Insured

        4,340   Dormitory Authority of the State of New York, Insured Revenue        7/08 at 101.00          Aaa          4,395,639
                 Bonds, Ithaca College, Series 1998, 5.000%, 7/01/21 -
                 AMBAC Insured

                Dormitory Authority of the State of New York, Insured Revenue
                Bonds, New York University, Series 2001-2:
        1,350    5.500%, 7/01/18 - AMBAC Insured                                     7/11 at 100.00          AAA          1,414,193
          800    5.500%, 7/01/20 - AMBAC Insured                                     7/11 at 100.00          AAA            838,040
          600    5.500%, 7/01/21 - AMBAC Insured                                     7/11 at 100.00          AAA            628,530

        2,125   Dormitory Authority of the State of New York, Insured Revenue        7/11 at 100.00          AAA          2,180,229
                 Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/19 -
                 AMBAC Insured

        2,000   Dormitory Authority of the State of New York, Lease Revenue            No Opt. Call          AA-          2,130,360
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

        1,835   Dormitory Authority of the State of New York, Lease Revenue          7/15 at 100.00          AAA          1,847,056
                 Bonds, State University Dormitory Facilities, Series 2004A,
                 5.000%, 7/01/29 - MBIA Insured

        2,790   Dormitory Authority of the State of New York, Lease Revenue          7/16 at 100.00          AAA          2,797,254
                 Bonds, State University Dormitory Facilities, Series 2006A,
                 5.000%, 7/01/31 - MBIA Insured

          735   Dormitory Authority of the State of New York, Revenue Bonds,         7/17 at 100.00           A3            717,287
                 Barnard College, Series 2007A, 5.000%, 7/01/37 -
                 FGIC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Canisius College, Series 2000:
        1,000    5.100%, 7/01/20 - MBIA Insured                                      7/11 at 101.00          AAA          1,020,390
        2,875    5.250%, 7/01/30 - MBIA Insured                                      7/11 at 101.00          AAA          2,876,926

        2,000   Dormitory Authority of the State of New York, Revenue Bonds,           No Opt. Call          AA-          2,233,160
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Rochester Institute of Technology, Series 2006A:
          775    5.250%, 7/01/20 - AMBAC Insured                                       No Opt. Call          Aaa            843,332
          620    5.250%, 7/01/21 - AMBAC Insured                                       No Opt. Call          Aaa            670,177

       10,060   Madison County Industrial Development Agency, New York,              7/15 at 100.00          AAA         10,019,256
                 Civic Facility Revenue Bonds, Colgate University, Series 2005A,
                 5.000%, 7/01/40 - AMBAC Insured

        1,000   Nassau County Industrial Development Agency, New York,               7/08 at 102.00          AAA          1,007,750
                 Revenue Refunding Bonds, Hofstra University, Series 1998,
                 5.000%, 7/01/23 - MBIA Insured


                                       26

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

$       7,250   New York City Industrial Development Agency, New York,               1/09 at 101.00          AAA     $    7,280,813
                 Civic Facility Revenue Bonds, Horace Mann School,
                 Series 1998, 5.000%, 7/01/28 - MBIA Insured

                New York City Industrial Development Agency, New York, PILOT
                Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
        2,000    5.000%, 1/01/36 - AMBAC Insured                                     1/17 at 100.00          AAA          1,973,240
        3,200    5.000%, 1/01/46 - AMBAC Insured                                     1/17 at 100.00          AAA          3,115,008

                New York City Industrial Development Authority, New York, PILOT
                Revenue Bonds, Yankee Stadium Project, Series 2006:
        1,195    5.000%, 3/01/31 - FGIC Insured                                      9/16 at 100.00           A3          1,170,992
        9,735    5.000%, 3/01/36 - MBIA Insured                                      9/16 at 100.00          AAA          9,662,182
        5,830    4.500%, 3/01/39 - FGIC Insured                                      9/16 at 100.00           A3          5,186,660

          995   New York State Dormitory Authority, Revenue Bonds,                   7/17 at 100.00          Aaa            999,318
                 New York University, Series 2007, 5.000%, 7/01/32 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       70,835   Total Education and Civic Organizations                                                                  71,029,562
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 20.3% (12.9% OF TOTAL INVESTMENTS)

        5,995   Dormitory Authority of the State of New York, FHA-Insured            8/08 at 101.00          AAA          6,008,669
                 Mortgage Hospital Revenue Bonds, Millard Fillmore Hospitals,
                 Series 1997, 5.375%, 2/01/32 - AMBAC Insured

        5,730   Dormitory Authority of the State of New York, FHA-Insured            8/09 at 101.00          AAA          5,778,762
                 Mortgage Hospital Revenue Bonds, Montefiore Medical
                 Center, Series 1999, 5.500%, 8/01/38 - AMBAC Insured

        3,000   Dormitory Authority of the State of New York, FHA-Insured            8/08 at 101.00          AAA          2,940,330
                 Mortgage Hospital Revenue Bonds, New York and Presbyterian
                 Hospital, Series 1998, 4.750%, 8/01/27 - AMBAC Insured

        2,385   Dormitory Authority of the State of New York, FHA-Insured            8/17 at 100.00          AAA          2,415,146
                 Mortgage Revenue Bonds, Hudson Valley Hospital Center,
                 Series 2007, 5.000%, 8/15/27 - FSA Insured

        2,655   Dormitory Authority of the State of New York, FHA-Insured            2/15 at 100.00           A3          2,630,760
                 Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
                 5.000%, 8/01/29 - FGIC Insured

        6,500   Dormitory Authority of the State of New York, FHA-Insured            8/08 at 102.00          AAA          6,541,730
                 Mortgage Revenue Refunding Bonds, United Health Services,
                 Series 1997, 5.375%, 8/01/27 - AMBAC Insured

        1,000   Dormitory Authority of the State of New York, FHA-Insured            2/15 at 100.00           A3          1,018,470
                 Revenue Bonds, Montefiore Medical Center, Series 2005,
                 5.000%, 2/01/22 - FGIC Insured

        6,430   Dormitory Authority of the State of New York, Hospital Revenue       7/09 at 101.00          AAA          6,618,335
                 Bonds, Catholic Health Services of Long Island Obligated
                 Group - St. Francis Hospital, Series 1999A, 5.500%, 7/01/24 -
                 MBIA Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Health Quest System Inc., Series 2007B:
          955    5.250%, 7/01/27 - AGC Insured                                       7/17 at 100.00          AAA            972,429
          825    5.125%, 7/01/37 - AGC Insured                                       7/17 at 100.00          AAA            825,833

                Dormitory Authority of the State of New York, Revenue Bonds,
                Memorial Sloan-Kettering Cancer Center, Series 2003-1:
        2,500    5.000%, 7/01/21 - MBIA Insured                                      7/13 at 100.00          AAA          2,564,175
        3,210    5.000%, 7/01/22 - MBIA Insured                                      7/13 at 100.00          AAA          3,293,139

        2,820   Dormitory Authority of the State of New York, Revenue Bonds,         8/14 at 100.00          AAA          3,098,390
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

        2,120   Dormitory Authority of the State of New York, Revenue Bonds,         8/14 at 100.00          AAA          2,097,676
                 The New York and Presbyterian Hospital Project, Series 2007,
                 5.000%, 8/15/36 - FSA Insured

       12,020   Dormitory Authority of the State of New York, Revenue Bonds,         7/11 at 101.00          AAA         12,155,701
                 Winthrop South Nassau University Health System Obligated
                 Group, Series 2001A, 5.250%, 7/01/26 - AMBAC Insured

        2,025   Dormitory Authority of the State of New York, Revenue Bonds,         7/11 at 101.00          AAA          2,029,415
                 Winthrop South Nassau University Health System Obligated
                 Group, Series 2001B, 5.250%, 7/01/31 - AMBAC Insured

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        2,800    5.250%, 2/15/21 - AMBAC Insured                                     2/13 at 100.00          AAA          2,909,424
        3,065    5.250%, 2/15/22 - AMBAC Insured                                     2/13 at 100.00          AAA          3,184,780


                                       27

NVN
Nuveen New York Select Quality Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS March 31, 2008 (Unaudited)
    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$       1,235   New York State Dormitory Authority, Revenue Bonds, North Shore         No Opt. Call           A3     $    1,247,227
                 Jewish Obligated Group, Series 2007A, 5.250%, 7/01/34 -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       67,270   Total Health Care                                                                                        68,330,391
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 4.7% (3.0% OF TOTAL INVESTMENTS)

                New York City Housing Development Corporation, New York, Capital
                Fund Program Revenue Bonds, Series 2005A:
        1,470    5.000%, 7/01/14 - FGIC Insured                                        No Opt. Call          AA+          1,602,212
        1,470    5.000%, 7/01/16 - FGIC Insured                                      7/15 at 100.00          AA+          1,586,586
        5,445    5.000%, 7/01/25 - FGIC Insured                                      7/15 at 100.00          AA+          5,520,577

        2,288   New York City Housing Development Corporation, New York,             4/08 at 105.00          AAA          2,406,560
                 Multifamily Housing Revenue Bonds, Pass-Through
                 Certificates, Series 1991C, 6.500%, 2/20/19 -
                 AMBAC Insured

          540   New York City, New York, Multifamily Housing Revenue Bonds,          1/17 at 100.00          AAA            464,762
                 Seaview Towers, Series 2006A, 4.750%, 7/15/39 - AMBAC
                 Insured (Alternative Minimum Tax)

                New York State Housing Finance Agency, Mortgage Revenue
                Refunding Bonds, Housing Project, Series 1996A:
          755    6.100%, 11/01/15 - FSA Insured                                      5/08 at 100.00          AAA            757,333
        3,380    6.125%, 11/01/20 - FSA Insured                                      5/08 at 100.00          AAA          3,385,949

------------------------------------------------------------------------------------------------------------------------------------
       15,348   Total Housing/Multifamily                                                                                15,723,979
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 1.0% (0.6% OF TOTAL INVESTMENTS)

        3,715   Syracuse Industrial Development Authority, New York,                 1/17 at 100.00           A-          3,368,725
                 PILOT Mortgage Revenue Bonds, Carousel Center Project,
                 Series 2007A, 5.000%, 1/01/36 - XLCA Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 2.4% (1.5% OF TOTAL INVESTMENTS)

        2,000   Babylon Industrial Development Agency, New York, Revenue             8/09 at 101.00          AAA          2,075,320
                 Bonds, WSNCHS East Inc., Series 2000B, 6.000%, 8/01/24 -
                 MBIA Insured

        5,940   Dormitory Authority of the State of New York, FHA-Insured            8/11 at 101.00          AAA          5,930,793
                 Nursing Home Mortgage Revenue Bonds, Norwegian Christian
                 Home and Health Center, Series 2001, 5.200%, 8/01/36 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        7,940   Total Long-Term Care                                                                                      8,006,113
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 17.2% (10.9% OF TOTAL INVESTMENTS)

        1,500   Erie County, New York, General Obligation Bonds, Series 2003A,       3/13 at 100.00           A3          1,595,145
                 5.250%, 3/15/16 - FGIC Insured

          745   Erie County, New York, General Obligation Bonds, Series 2004B,         No Opt. Call          Aaa            810,202
                 5.250%, 4/01/13 - MBIA Insured

        2,000   Erie County, New York, General Obligation Bonds, Series 2005A,      12/15 at 100.00          AAA          2,126,220
                 5.000%, 12/01/18 - MBIA Insured

       14,405   Hudson Yards Infrastructure Corporation, New York, Revenue           2/17 at 100.00           A3         13,932,660
                 Bonds, Series 2006A, 5.000%, 2/15/47 - FGIC Insured (UB)

           45   New York City, New York, General Obligation Bonds, Fiscal            8/08 at 100.00          AAA             45,147
                 Series 1992C, 6.250%, 8/01/10 - FSA Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 1998H:
        3,730    5.125%, 8/01/25 - MBIA Insured                                      8/08 at 101.00          AAA          3,761,108
        5,410    5.375%, 8/01/27 - MBIA Insured                                      8/08 at 101.00          AAA          5,487,958

        3,920   New York City, New York, General Obligation Bonds, Fiscal            4/09 at 101.00          AAA          3,927,566
                 Series 1999I, 5.000%, 4/15/29 - MBIA Insured

        3,000   New York City, New York, General Obligation Bonds, Fiscal            8/10 at 101.00           AA          3,150,630
                 Series 2001D, 5.000%, 8/01/16 - FGIC Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2004E:
        3,250    5.000%, 11/01/19 - FSA Insured                                     11/14 at 100.00          AAA          3,470,675
        1,650    5.000%, 11/01/20 - FSA Insured                                     11/14 at 100.00          AAA          1,742,862

        2,900   New York City, New York, General Obligation Bonds, Fiscal            3/15 at 100.00           AA          3,057,499
                 Series 2005J, 5.000%, 3/01/19 - FGIC Insured


                                       28

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                Oneida County, New York, General Obligation Public Improvement
                Bonds, Series 2000:
$         100    5.375%, 4/15/18 - MBIA Insured                                      4/09 at 102.00          AAA     $      103,537
          100    5.375%, 4/15/19 - MBIA Insured                                      4/09 at 102.00          AAA            103,537

                Rensselaer County, New York, General Obligation Bonds,
                Series 1991:
          960    6.700%, 2/15/16 - AMBAC Insured                                       No Opt. Call          AAA          1,165,536
          960    6.700%, 2/15/17 - AMBAC Insured                                       No Opt. Call          AAA          1,168,368
          960    6.700%, 2/15/18 - AMBAC Insured                                       No Opt. Call          AAA          1,171,046
          960    6.700%, 2/15/19 - AMBAC Insured                                       No Opt. Call          AAA          1,176,941
          960    6.700%, 2/15/20 - AMBAC Insured                                       No Opt. Call          AAA          1,179,370
          747    6.700%, 2/15/21 - AMBAC Insured                                       No Opt. Call          AAA            917,839

                Rochester, New York, General Obligation Bonds, Series 1999:
          735    5.250%, 10/01/20 - MBIA Insured                                       No Opt. Call          AAA            793,256
          735    5.250%, 10/01/21 - MBIA Insured                                       No Opt. Call          AAA            785,171
          730    5.250%, 10/01/22 - MBIA Insured                                       No Opt. Call          AAA            773,450
          730    5.250%, 10/01/23 - MBIA Insured                                       No Opt. Call          AAA            768,902
          730    5.250%, 10/01/24 - MBIA Insured                                       No Opt. Call          AAA            765,449
          730    5.250%, 10/01/25 - MBIA Insured                                       No Opt. Call          AAA            763,295
          725    5.250%, 10/01/26 - MBIA Insured                                       No Opt. Call          AAA            752,050

        2,190   Yonkers, New York, General Obligation Bonds, Series 2005B,           8/15 at 100.00          AAA          2,296,237
                 5.000%, 8/01/19 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       55,607   Total Tax Obligation/General                                                                             57,791,656
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 49.7% (31.4% OF TOTAL INVESTMENTS)

        7,145   Dormitory Authority of the State of New York, Insured Revenue        7/09 at 101.00          AAA          7,409,294
                 Bonds, Special Act School District Program, Series 1999,
                 5.750%, 7/01/19 - MBIA Insured

        3,610   Dormitory Authority of the State of New York, Revenue Bonds,         7/14 at 100.00          AA-          3,753,209
                 Department of Health, Series 2004-2, 5.000%, 7/01/20 -
                 FGIC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Mental Health Services Facilities Improvements, Series 2005D-1:
          670    5.000%, 2/15/15 - FGIC Insured                                        No Opt. Call          AA-            720,840
        1,715    5.000%, 8/15/23 - FGIC Insured                                      2/15 at 100.00          AA-          1,738,787

        7,925   Dormitory Authority of the State of New York, Revenue Bonds,        10/12 at 100.00          AAA          8,164,018
                 School Districts Financing Program, Series 2002D,
                 5.250%, 10/01/23 - MBIA Insured

        1,090   Dormitory Authority of the State of New York, State Personal         3/15 at 100.00          AAA          1,150,582
                 Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 -
                 FSA Insured

        2,390   Erie County Industrial Development Agency, New York, School          5/18 at 100.00          AAA          2,575,655
                 Facility Revenue Bonds, Buffalo City School District Project,
                 Series 2008A, 5.750%, 5/01/28 - FSA Insured

                Erie County Industrial Development Agency, New York, School
                Facility Revenue Bonds, Buffalo City School District, Series
                2003:
        1,230    5.750%, 5/01/20 - FSA Insured                                       5/12 at 100.00          AAA          1,326,887
        1,225    5.750%, 5/01/22 - FSA Insured                                       5/12 at 100.00          AAA          1,314,045

        1,700   Erie County Industrial Development Agency, New York,                 5/14 at 100.00          AAA          1,823,318
                 School Facility Revenue Bonds, Buffalo City School District,
                 Series 2004, 5.750%, 5/01/26 - FSA Insured

        7,545   Erie County Industrial Development Agency, New York, School          5/17 at 101.00          AAA          8,084,618
                 Facility Revenue Bonds, Buffalo City School District Project,
                 Series 2007A, 5.750%, 5/01/28 - FSA Insured (UB)

        7,500   Metropolitan Transportation Authority, New York, Dedicated Tax      11/12 at 100.00          AAA          7,753,800
                 Fund Bonds, Series 2002A, 5.250%, 11/15/25 - FSA Insured

        4,600   Metropolitan Transportation Authority, New York, State Service       7/12 at 100.00          AAA          4,878,898
                 Contract Bonds, Series 2002B, 5.500%, 7/01/18 -
                 MBIA Insured


                                       29

NVN
Nuveen New York Select Quality Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS March 31, 2008 (Unaudited)
    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
$       2,000    5.750%, 7/01/18 - FSA Insured                                         No Opt. Call          AAA     $    2,309,100
        3,000    5.500%, 1/01/19 - MBIA Insured                                      7/12 at 100.00          AAA          3,184,320
        5,000    5.500%, 1/01/20 - MBIA Insured                                      7/12 at 100.00          AAA          5,307,200
        2,375    5.000%, 7/01/25 - FGIC Insured                                      7/12 at 100.00          AA-          2,391,079
        4,050    5.000%, 7/01/30 - AMBAC Insured                                     7/12 at 100.00          AAA          4,074,341

                Nassau County Interim Finance Authority, New York, Sales Tax
                Secured Revenue Bonds, Series 2003A:
        4,000    5.000%, 11/15/18 - AMBAC Insured                                   11/13 at 100.00          AAA          4,192,240
        1,560    4.750%, 11/15/21 - AMBAC Insured                                   11/13 at 100.00          AAA          1,593,166
        1,560    4.750%, 11/15/22 - AMBAC Insured                                   11/13 at 100.00          AAA          1,585,303

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
        3,640    5.000%, 10/15/25 - MBIA Insured                                    10/14 at 100.00          AAA          3,719,279
        1,960    5.000%, 10/15/26 - MBIA Insured                                    10/14 at 100.00          AAA          1,994,947
        5,420    5.000%, 10/15/29 - AMBAC Insured                                   10/14 at 100.00          AAA          5,461,951
        1,500    5.000%, 10/15/32 - AMBAC Insured                                   10/14 at 100.00          AAA          1,504,950

        5,600   New York City Transitional Finance Authority, New York,              1/17 at 100.00          AA-          5,631,248
                 Building Aid Revenue Bonds, Fiscal Series 2007S-2,
                 5.000%, 1/15/28 - FGIC Insured

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal Series 2002B:
        2,820    5.250%, 5/01/16 - MBIA Insured                                     11/11 at 101.00          AAA          3,024,168
        1,000    5.250%, 5/01/17 - MBIA Insured                                     11/11 at 101.00          AAA          1,072,400

        6,680   New York City Transitional Finance Authority, New York, Future       8/12 at 100.00          AAA          6,959,692
                 Tax Secured Bonds, Fiscal Series 2003C, 5.250%, 8/01/21 -
                 AMBAC Insured

        3,160   New York City Transitional Finance Authority, New York, Future       2/13 at 100.00          AAA          3,293,763
                 Tax Secured Bonds, Fiscal Series 2003E, 5.250%, 2/01/22 -
                 MBIA Insured

        2,000   New York City Transitional Finance Authority, New York, Future       2/14 at 100.00          Aa1          2,102,080
                 Tax Secured Bonds, Fiscal Series 2004C, 5.000%, 2/01/19 -
                 XLCA Insured

        3,500   New York City Transitional Finance Authority, New York, Future       2/13 at 100.00          AAA          3,585,120
                 Tax Secured Refunding Bonds, Fiscal Series 2003D,
                 5.000%, 2/01/22 - MBIA Insured

                New York Convention Center Development Corporation, Hotel
                Unit Fee Revenue Bonds, Series 2005:
        2,500    5.000%, 11/15/30 - AMBAC Insured                                   11/15 at 100.00          AAA          2,501,425
       11,865    5.000%, 11/15/44 - AMBAC Insured                                   11/15 at 100.00          AAA         11,680,024

                New York State Municipal Bond Bank Agency, Buffalo, Special
                Program Revenue Bonds, Series 2001A:
          875    5.125%, 5/15/19 - AMBAC Insured                                     5/11 at 100.00          AAA            898,021
          920    5.125%, 5/15/20 - AMBAC Insured                                     5/11 at 100.00          AAA            944,205
          965    5.250%, 5/15/21 - AMBAC Insured                                     5/11 at 100.00          AAA            994,741
        1,015    5.250%, 5/15/22 - AMBAC Insured                                     5/11 at 100.00          AAA          1,049,134

        1,000   New York State Thruway Authority, Highway and Bridge Trust           4/14 at 100.00          AAA          1,031,070
                 Fund Bonds, Second Genera1 Series 2004, 5.000%, 4/01/22 -
                 MBIA Insured

                New York State Thruway Authority, Highway and Bridge Trust
                Fund Bonds, Second General, Series 2005B:
        8,455    5.500%, 4/01/20 - AMBAC Insured                                       No Opt. Call          AAA          9,489,554
        1,500    5.000%, 4/01/21 - AMBAC Insured                                    10/15 at 100.00          AAA          1,564,755

        1,000   New York State Thruway Authority, State Personal Income Tax          9/14 at 100.00          AAA          1,024,340
                 Revenue Bonds, Series 2004A, 5.000%, 3/15/24 -
                 AMBAC Insured

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
       11,100    5.250%, 6/01/20 - AMBAC Insured                                     6/13 at 100.00          AAA         11,422,565
        1,000    5.250%, 6/01/21 - AMBAC Insured                                     6/13 at 100.00          AAA          1,024,900
        4,565    5.250%, 6/01/22 - AMBAC Insured                                     6/13 at 100.00          AAA          4,661,869

          500   New York State Urban Development Corporation, State Personal         3/15 at 100.00          AAA            503,200
                 Income Tax Revenue Bonds, Series 2005B, 5.000%, 3/15/30 -
                 FSA Insured


                                       30

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       4,000   Puerto Rico Highway and Transportation Authority, Highway              No Opt. Call          AAA     $    4,425,720
                 Revenue Refunding Bonds, Series 2002E, 5.500%, 7/01/18 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
      160,430   Total Tax Obligation/Limited                                                                            166,895,821
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 9.5% (6.0% OF TOTAL INVESTMENTS)

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Refunding Bonds, Series 2002A:
        6,000    5.500%, 11/15/18 - AMBAC Insured                                   11/12 at 100.00          AAA          6,487,560
        2,000    5.125%, 11/15/22 - FGIC Insured                                    11/12 at 100.00            A          2,029,040

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Refunding Bonds, Series 2002E:
        1,335    5.500%, 11/15/21 - MBIA Insured                                    11/12 at 100.00          AAA          1,416,662
        4,575    5.000%, 11/15/25 - MBIA Insured                                    11/12 at 100.00          AAA          4,616,038

                New York State Thruway Authority, General Revenue Bonds,
                Series 2005F:
        2,625    5.000%, 1/01/20 - AMBAC Insured                                     1/15 at 100.00          AAA          2,750,764
          425    5.000%, 1/01/30 - AMBAC Insured                                     1/15 at 100.00          AAA            426,658

        1,650   New York State Thruway Authority, General Revenue Bonds,             7/15 at 100.00          AAA          1,660,841
                 Series 2005G, 5.000%, 1/01/30 - FSA Insured

          955   New York State Thruway Authority, General Revenue Bonds,             1/18 at 100.00          AA-            978,636
                 Series 2007H, 5.000%, 1/01/25 - FGIC Insured

        2,500   Niagara Frontier Airport Authority, New York, Airport Revenue        4/09 at 101.00          AAA          2,511,275
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)

        1,675   Port Authority of New York and New Jersey, Consolidated              6/15 at 101.00          AA-          1,678,551
                 Revenue Bonds, One Hundred Fortieth Series 2005,
                 5.000%, 12/01/31 - XLCA Insured

        1,560   Port Authority of New York and New Jersey, One Hundred and           8/17 at 100.00          AAA          1,611,418
                 Forty Eighth Consolidated Revenue Bonds, RITES Trust 1516,
                 10.129%, 8/15/32 - FSA Insured (IF)

                Triborough Bridge and Tunnel Authority, New York, Subordinate
                Lien General Purpose Revenue Refunding Bonds, Series 2002E:
        1,570    5.500%, 11/15/20 - MBIA Insured                                       No Opt. Call          AAA          1,752,120
        3,800    5.250%, 11/15/22 - MBIA Insured                                    11/12 at 100.00          AAA          3,958,422

------------------------------------------------------------------------------------------------------------------------------------
       30,670   Total Transportation                                                                                     31,877,985
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 14.0% (8.9% OF TOTAL INVESTMENTS) (4)

                Dormitory Authority of the State of New York, Revenue Bonds,
                University of Rochester, Series 2000A:
        2,495    0.000%, 7/01/19 (Pre-refunded 7/01/10) - MBIA Insured               7/10 at 101.00          AAA          2,375,539
        1,870    0.000%, 7/01/21 (Pre-refunded 7/01/10) - MBIA Insured               7/10 at 101.00          AAA          1,780,464

          505   Dormitory Authority of the State of New York, Suffolk County,          No Opt. Call     Baa1 (4)            659,651
                 Lease Revenue Bonds, Judicial Facilities, Series 1991A,
                 9.500%, 4/15/14 (ETM)

                Erie County, New York, General Obligation Bonds, Series 1999A:
          700    5.500%, 10/01/17 (Pre-refunded 10/01/09) - FGIC Insured            10/09 at 101.00     Baa3 (4)            743,736
          700    5.250%, 10/01/19 (Pre-refunded 10/01/09) - FGIC Insured            10/09 at 101.00     Baa3 (4)            741,160

                Longwood Central School District, Suffolk County, New York,
                Series 2000:
        1,000    5.750%, 6/15/19 (Pre-refunded 6/15/11) - FGIC Insured               6/11 at 101.00       A2 (4)          1,107,040
        1,000    5.750%, 6/15/20 (Pre-refunded 6/15/11) - FGIC Insured               6/11 at 101.00       A2 (4)          1,107,040

        4,695   Metropolitan Transportation Authority, New York, Commuter            7/11 at 100.00     Baa3 (4)          5,087,033
                 Facilities Revenue Bonds, Series 1998A, 5.250%, 7/01/28
                 (Pre-refunded 7/01/11) - FGIC Insured

       11,000   Metropolitan Transportation Authority, New York, Dedicated Tax      10/15 at 100.00          AAA         12,044,449
                 Fund Bonds, Series 1998A, 4.750%, 4/01/28 (Pre-refunded
                 10/01/15) - FGIC Insured

                Metropolitan Transportation Authority, New York, Dedicated Tax
                Fund Bonds, Series 1999A:
        4,000    5.000%, 4/01/17 (Pre-refunded 10/01/14) - FSA Insured              10/14 at 100.00          AAA          4,422,000
        3,250    5.000%, 4/01/29 (Pre-refunded 10/01/14) - FSA Insured              10/14 at 100.00          AAA          3,592,875


                                       31

NVN
Nuveen New York Select Quality Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS March 31, 2008 (Unaudited)
    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$         820   New York City Transitional Finance Authority, New York, Future       8/12 at 100.00          Aaa     $      900,114
                 Tax Secured Bonds, Fiscal Series 2003C, 5.250%, 8/01/21
                 (Pre-refunded 8/01/12) - AMBAC Insured

        1,075   New York City Trust for Cultural Resources, New York, Revenue        7/09 at 101.00          AAA          1,138,490
                 Bonds, American Museum of Natural History, Series 1999A,
                 5.750%, 7/01/29 (Pre-refunded 7/01/09) - AMBAC Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 1998H:
          420    5.125%, 8/01/25 (Pre-refunded 8/01/08) - MBIA Insured               8/08 at 101.00          AAA            428,921
           30    5.375%, 8/01/27 (Pre-refunded 8/01/08) - MBIA Insured               8/08 at 101.00          AAA             30,662

        1,080   New York City, New York, General Obligation Bonds, Fiscal            4/09 at 101.00          AAA          1,127,563
                 Series 1999I, 5.000%, 4/15/29 (Pre-refunded 4/15/09) -
                 MBIA Insured

        3,000   New York State Thruway Authority, Highway and Bridge Trust           4/12 at 100.00          AAA          3,273,330
                 Fund Bonds, Series 2002A, 5.250%, 4/01/19
                 (Pre-refunded 4/01/12) - FSA Insured

        6,000   New York State Urban Development Corporation, Service                1/11 at 100.00          AAA          6,421,620
                 Contract Revenue Bonds, Correctional Facilities, Series 2000C,
                 5.125%, 1/01/23 (Pre-refunded 1/01/11) - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       43,640   Total U.S. Guaranteed                                                                                    46,981,687
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 11.1% (7.0% OF TOTAL INVESTMENTS)

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2000A:
        4,000    0.000%, 6/01/24 - FSA Insured                                         No Opt. Call          AAA          1,774,840
        4,000    0.000%, 6/01/25 - FSA Insured                                         No Opt. Call          AAA          1,657,040
       15,000    0.000%, 6/01/26 - FSA Insured                                         No Opt. Call          AAA          5,809,650
        3,000    0.000%, 6/01/27 - FSA Insured                                         No Opt. Call          AAA          1,088,490
        4,500    0.000%, 6/01/28 - FSA Insured                                         No Opt. Call          AAA          1,530,495
        3,000    0.000%, 6/01/29 - FSA Insured                                         No Opt. Call          AAA            959,250

        3,000   Long Island Power Authority, New York, Electric System General       9/11 at 100.00          AAA          3,012,960
                 Revenue Bonds, Series 2001A, 5.000%, 9/01/27 - FSA Insured

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2006A:
        6,010    5.000%, 12/01/23 - FGIC Insured                                     6/16 at 100.00           A-          6,098,167
        7,735    5.000%, 12/01/25 - FGIC Insured                                     6/16 at 100.00           A-          7,775,686

          750   Long Island Power Authority, New York, Electric System General       6/16 at 100.00           A+            736,710
                 Revenue Bonds, Series 2006B, 5.000%, 12/01/35 - CIFG Insured

        6,000   New York State Energy Research and Development Authority,            9/08 at 102.00          AAA          6,049,200
                 Pollution Control Revenue Bonds, Rochester Gas and Electric
                 Corporation, Series 1998A, 5.950%, 9/01/33 - MBIA Insured
                 (Alternative Minimum Tax)

          650   Power Authority of the State of New York, General Revenue           11/15 at 100.00          Aa2            686,628
                 Bonds, Series 2006A, 5.000%, 11/15/19 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       57,645   Total Utilities                                                                                          37,179,116
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 7.0% (4.4% OF TOTAL INVESTMENTS)

        1,245   New York City Municipal Water Finance Authority, New York,           6/10 at 101.00          AAA          1,345,745
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000B, 6.100%, 6/15/31 - MBIA Insured

        1,225   New York City Municipal Water Finance Authority, New York,           6/10 at 101.00          AAA          1,321,518
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000B, 6.000%, 6/15/33 - MBIA Insured

        3,000   New York City Municipal Water Finance Authority, New York,           6/14 at 100.00          AAA          3,004,530
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2004C, 5.000%, 6/15/35 - AMBAC Insured

        5,920   New York City Municipal Water Finance Authority, New York,           6/15 at 100.00          AAA          6,012,589
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2005C, 5.000%, 6/15/27 - MBIA Insured

        3,455   New York City Municipal Water Finance Authority, New York,           6/16 at 100.00          AAA          3,459,353
                 Water and Sewerage System Revenue Bonds, Series 2006B,
                 5.000%, 6/15/36 - MBIA Insured


                                       32

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       7,100   Suffolk County Water Authority, New York, Waterworks Revenue         6/15 at 100.00          AAA     $    7,171,923
                 Bonds, Series 2005C, 5.000%, 6/01/28 - MBIA Insured

        2,230   Upper Mohawk Valley Regional Water Finance Authority,                  No Opt. Call          Aaa          1,043,105
                 New York, Water System Revenue Bonds, 2000,
                 0.000%, 4/01/23 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       24,175   Total Water and Sewer                                                                                    23,358,763
------------------------------------------------------------------------------------------------------------------------------------
$     537,275   Total Investments (cost $520,688,754) - 158.0%                                                          530,543,798
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (4.4)%                                                                      (14,635,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.9%                                                                     12,837,405
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (57.5)% (5)                                                   (193,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  335,746,203
                ====================================================================================================================

                    As of March 31, 2008, all of the bonds in the Portfolio of Investments, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The Portfolio of Investments reflects the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of March 31, 2008. During March 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured, FGIC-insured and XLCA-insured bonds. Subsequent to March 31, 2008, at least one rating agency reduced the rating for MBIA-insured bonds to AA. As of March 31, 2008, one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Preferred Shares, at Liquidation Value as a percentage of total investments is (36.4)%.

             (ETM)  Escrowed to maturity.

              (IF)  Inverse floating rate investment.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

NUN
Nuveen New York Quality Income Municipal Fund, Inc.
Portfolio of INVESTMENTS
                                                      March 31, 2008 (Unaudited)

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 22.3% (13.9% OF TOTAL INVESTMENTS)

$         500   Amherst Industrial Development Agency, New York, Revenue             8/10 at 102.00          AAA     $      530,535
                 Bonds, UBF Faculty/Student Housing Corporation, University
                 of Buffalo Lakeside Cottage Project, Series 2000B,
                 5.625%, 8/01/20 - AMBAC Insured

                Amherst Industrial Development Agency, New York, Revenue Bonds,
                UBF Faculty/Student Housing Corporation, University of Buffalo
                Project, Series 2000A:
        1,065    5.625%, 8/01/20 - AMBAC Insured                                     8/10 at 102.00          AAA          1,130,040
          610    5.750%, 8/01/25 - AMBAC Insured                                     8/10 at 102.00          AAA            640,823

        6,000   Dormitory Authority of the State of New York, Consolidated             No Opt. Call          AAA          6,521,100
                 Revenue Bonds, City University System, Series 1993A,
                 5.750%, 7/01/13 - MBIA Insured

        1,000   Dormitory Authority of the State of New York, General                  No Opt. Call          AAA          1,054,360
                 Revenue Bonds, New York University, Series 2001-1,
                 5.500%, 7/01/40 - AMBAC Insured

          670   Dormitory Authority of the State of New York, Insured Revenue        7/12 at 100.00           A2            683,949
                 Bonds, Fordham University, Series 2002, 5.000%, 7/01/19 -
                 FGIC Insured

        2,750   Dormitory Authority of the State of New York, Insured Revenue        7/11 at 100.00          AAA          2,755,500
                 Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/26 -
                 AMBAC Insured

        2,000   Dormitory Authority of the State of New York, Lease Revenue            No Opt. Call          AA-          2,130,360
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

        2,320   Dormitory Authority of the State of New York, Lease Revenue          7/15 at 100.00          AAA          2,335,242
                 Bonds, State University Dormitory Facilities, Series 2004A,
                 5.000%, 7/01/29 - MBIA Insured

        2,830   Dormitory Authority of the State of New York, Lease Revenue          7/16 at 100.00          AAA          2,837,358
                 Bonds, State University Dormitory Facilities, Series 2006A,
                 5.000%, 7/01/31 - MBIA Insured

          745   Dormitory Authority of the State of New York, Revenue Bonds,         7/17 at 100.00           A3            727,046
                 Barnard College, Series 2007A, 5.000%, 7/01/37 - FGIC Insured

        2,000   Dormitory Authority of the State of New York, Revenue Bonds,           No Opt. Call          AA-          2,233,160
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Rochester Institute of Technology, Series 2006A:
          800    5.250%, 7/01/20 - AMBAC Insured                                       No Opt. Call          Aaa            870,536
          640    5.250%, 7/01/21 - AMBAC Insured                                       No Opt. Call          Aaa            691,795

        4,000   Dormitory Authority of the State of New York, Revenue Bonds,           No Opt. Call          AAA          4,624,600
                 State University Educational Facilities, 1989 Resolution,
                 Series 2000C, 5.750%, 5/15/16 - FSA Insured

        1,915   Dormitory Authority of the State of New York, Second General           No Opt. Call          AAA          2,166,344
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 1993A, 5.750%, 7/01/18 - FSA Insured

        2,000   Dormitory Authority of the State of New York, Third General          7/08 at 102.00          AA-          2,006,180
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 1998-1, 5.000%, 7/01/26 - FGIC Insured

        2,000   Madison County Industrial Development Agency, New York,              7/15 at 100.00          AAA          1,991,900
                 Civic Facility Revenue Bonds, Colgate University, Series 2005A,
                 5.000%, 7/01/40 - AMBAC Insured

        6,415   Nassau County Industrial Development Agency, New York,               7/08 at 102.00          AAA          6,464,716
                 Revenue Refunding Bonds, Hofstra University, Series 1998,
                 5.000%, 7/01/23 - MBIA Insured

        4,775   New York City Industrial Development Agency, New York,               6/08 at 101.00          AAA          4,788,418
                 Civic Facility Revenue Bonds, Trinity Episcopal School,
                 Series 1997, 5.250%, 6/15/27 - MBIA Insured


                                       34

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

                New York City Industrial Development Agency, New York, PILOT
                Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
$       2,000    5.000%, 1/01/36 - AMBAC Insured                                     1/17 at 100.00          AAA     $    1,973,240
        3,240    5.000%, 1/01/46 - AMBAC Insured                                     1/17 at 100.00          AAA          3,153,946

                New York City Industrial Development Authority, New York, PILOT
                Revenue Bonds, Yankee Stadium Project, Series 2006:
        1,215    5.000%, 3/01/31 - FGIC Insured                                      9/16 at 100.00           A3          1,190,591
        9,840    5.000%, 3/01/36 - MBIA Insured                                      9/16 at 100.00          AAA          9,766,397
        5,910    4.500%, 3/01/39 - FGIC Insured                                      9/16 at 100.00           A3          5,257,832

        6,250   New York City Trust for Cultural Resources, New York,                7/08 at 101.00          AAA          6,322,063
                 Revenue Refunding Bonds, Museum of Modern Art,
                 Series 1996A, 5.500%, 1/01/21 - AMBAC Insured

        1,005   New York State Dormitory Authority, Revenue Bonds, New York          7/17 at 100.00          Aaa          1,009,362
                 University, Series 2007, 5.000%, 7/01/32 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       74,495   Total Education and Civic Organizations                                                                  75,857,393
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 16.3% (10.2% OF TOTAL INVESTMENTS)

        3,995   Dormitory Authority of the State of New York, FHA-Insured            8/08 at 101.00          AAA          4,004,109
                 Mortgage Hospital Revenue Bonds, Millard Fillmore Hospitals,
                 Series 1997, 5.375%, 2/01/32 - AMBAC Insured

        7,000   Dormitory Authority of the State of New York, FHA-Insured            8/08 at 101.00          AAA          6,860,770
                 Mortgage Hospital Revenue Bonds, New York and Presbyterian
                 Hospital, Series 1998, 4.750%, 8/01/27 - AMBAC Insured

        2,420   Dormitory Authority of the State of New York, FHA-Insured            8/17 at 100.00          AAA          2,450,589
                 Mortgage Revenue Bonds, Hudson Valley Hospital Center,
                 Series 2007, 5.000%, 8/15/27 - FSA Insured

        2,700   Dormitory Authority of the State of New York, FHA-Insured            2/15 at 100.00           A3          2,675,349
                 Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
                 5.000%, 8/01/29 - FGIC Insured

        1,000   Dormitory Authority of the State of New York, FHA-Insured            2/15 at 100.00           A3          1,018,470
                 Revenue Bonds, Montefiore Medical Center, Series 2005,
                 5.000%, 2/01/22 - FGIC Insured

        9,000   Dormitory Authority of the State of New York, Hospital Revenue       7/09 at 101.00          AAA          9,263,610
                 Bonds, Catholic Health Services of Long Island Obligated Group -
                 St. Francis Hospital, Series 1999A, 5.500%, 7/01/24 - MBIA
                 Insured

        1,800   Dormitory Authority of the State of New York, Revenue Bonds,         7/17 at 100.00          AAA          1,801,818
                 Health Quest System Inc., Series 2007B, 5.125%, 7/01/37 -
                 AGC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Memorial Sloan-Kettering Cancer Center, Series 2003-1:
        2,500    5.000%, 7/01/21 - MBIA Insured                                      7/13 at 100.00          AAA          2,564,175
        3,300    5.000%, 7/01/22 - MBIA Insured                                      7/13 at 100.00          AAA          3,385,470

        2,635   Dormitory Authority of the State of New York, Revenue Bonds,         8/14 at 100.00          AAA          2,895,127
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

        2,150   Dormitory Authority of the State of New York, Revenue Bonds,         8/14 at 100.00          AAA          2,127,361
                 The New York and Presbyterian Hospital Project, Series 2007,
                 5.000%, 8/15/36 - FSA Insured

        9,000   Dormitory Authority of the State of New York, Revenue Bonds,         7/11 at 101.00          AAA          9,019,620
                 Winthrop South Nassau University Health System Obligated
                 Group, Series 2001B, 5.250%, 7/01/31 - AMBAC Insured

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        2,800    5.250%, 2/15/21 - AMBAC Insured                                     2/13 at 100.00          AAA          2,909,424
        3,065    5.250%, 2/15/22 - AMBAC Insured                                     2/13 at 100.00          AAA          3,184,780

        1,265   New York State Dormitory Authority, Revenue Bonds,                     No Opt. Call           A3          1,277,524
                 North Shore Jewish Obligated Group, Series 2007A,
                 5.250%, 7/01/34 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       54,630   Total Health Care                                                                                        55,438,196
------------------------------------------------------------------------------------------------------------------------------------


                                       35

NUN
Nuveen New York Quality Income Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS March 31, 2008 (Unaudited)
    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 3.8% (2.4% OF TOTAL INVESTMENTS)

                New York City Housing Development Corporation, New York, Capital
                Fund Program Revenue Bonds, Series 2005A:
$       1,500    5.000%, 7/01/14 - FGIC Insured                                        No Opt. Call          AA+     $    1,634,910
        1,500    5.000%, 7/01/16 - FGIC Insured                                      7/15 at 100.00          AA+          1,618,965
        5,515    5.000%, 7/01/25 - FGIC Insured                                      7/15 at 100.00          AA+          5,591,548

        1,903   New York City Housing Development Corporation, New York,             4/08 at 105.00          AAA          2,001,456
                 Multifamily Housing Revenue Bonds, Pass-Through Certificates,
                 Series 1991C, 6.500%, 2/20/19 - AMBAC Insured

          560   New York City, New York, Multifamily Housing Revenue Bonds,          1/17 at 100.00          AAA            481,975
                 Seaview Towers, Series 2006A, 4.750%, 7/15/39 - AMBAC Insured
                 (Alternative Minimum Tax)

           40   New York State Housing Finance Agency, FHA-Insured Multifamily       8/08 at 100.00          AAA             40,069
                 Housing Mortgage Revenue Bonds, Series 1994B,
                 6.250%, 8/15/14 - AMBAC Insured

        1,440   New York State Housing Finance Agency, Mortgage Revenue              5/08 at 100.00          AAA          1,442,534
                 Refunding Bonds, Housing Project, Series 1996A,
                 6.125%, 11/01/20 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       12,458   Total Housing/Multifamily                                                                                12,811,457
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 1.0% (0.6% OF TOTAL INVESTMENTS)

        3,765   Syracuse Industrial Development Authority, New York,                 1/17 at 100.00           A-          3,414,064
                 PILOT Mortgage Revenue Bonds, Carousel Center Project,
                 Series 2007A, 5.000%, 1/01/36 - XLCA Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 1.3% (0.8% OF TOTAL INVESTMENTS)

        4,450   Castle Rest Residential Healthcare Facility, Syracuse, New York,     8/08 at 101.00          AAA          4,451,291
                 FHA-Insured Mortgage Revenue Bonds, Series 1997A,
                 5.750%, 8/01/37
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 14.5% (9.0% OF TOTAL INVESTMENTS)

        1,500   Erie County, New York, General Obligation Bonds, Series 2003A,       3/13 at 100.00           A3          1,595,145
                 5.250%, 3/15/16 - FGIC Insured

          805   Erie County, New York, General Obligation Bonds, Series 2004B,         No Opt. Call          Aaa            875,454
                 5.250%, 4/01/13 - MBIA Insured

       14,630   Hudson Yards Infrastructure Corporation, New York, Revenue           2/17 at 100.00           A3         14,150,282
                 Bonds, Series 2006A, 5.000%, 2/15/47 - FGIC Insured (UB)

                Monroe County, New York, General Obligation Public Improvement
                Bonds, Series 2002:
        2,250    5.000%, 3/01/15 - FGIC Insured                                      3/12 at 100.00           A3          2,365,313
        1,000    5.000%, 3/01/17 - FGIC Insured                                      3/12 at 100.00           A3          1,051,250

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2001D:
        5,360    5.250%, 8/01/15 - MBIA Insured                                      8/10 at 101.00          AAA          5,661,500
        2,095    5.250%, 8/01/15 - FSA Insured                                       8/10 at 101.00          AAA          2,217,725
        5,000    5.000%, 8/01/16 - FGIC Insured                                      8/10 at 101.00           AA          5,251,050

          125   New York City, New York, General Obligation Bonds, Fiscal            3/12 at 100.00          AAA            127,623
                 Series 2002C, 5.125%, 3/15/25 - FSA Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2004E:
        3,350    5.000%, 11/01/19 - FSA Insured                                     11/14 at 100.00          AAA          3,577,465
        1,700    5.000%, 11/01/20 - FSA Insured                                     11/14 at 100.00          AAA          1,795,676

        4,130   New York City, New York, General Obligation Bonds, Fiscal            3/15 at 100.00           AA          4,354,300
                 Series 2005J, 5.000%, 3/01/19 - FGIC Insured

                Peru Central School District, Clinton County, New York, General
                Obligation Refunding Bonds, Series 2002B:
        1,845    4.000%, 6/15/18 - FGIC Insured                                      6/12 at 100.00            A          1,846,476
        1,915    4.000%, 6/15/19 - FGIC Insured                                      6/12 at 100.00            A          1,895,467

        2,305   Yonkers, New York, General Obligation Bonds, Series 2005B,           8/15 at 100.00          AAA          2,396,163
                 5.000%, 8/01/20 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       48,010   Total Tax Obligation/General                                                                             49,160,889
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 53.1% (33.2% OF TOTAL INVESTMENTS)

        3,340   Dormitory Authority of the State of New York, 853 Schools            7/09 at 101.00          AAA          3,447,581
                 Program Insured Revenue Bonds, Harmony Heights School,
                 Issue 1, Series 1999C, 5.500%, 7/01/18 - AMBAC Insured


                                       36

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$         130   Dormitory Authority of the State of New York, Improvement            8/10 at 100.00          AAA     $      130,451
                 Revenue Bonds, Mental Health Services Facilities, Series 2000D,
                 5.250%, 8/15/30 - FSA Insured

                Dormitory Authority of the State of New York, Lease Revenue
                Bonds, Madison-Oneida Board of Cooperative Educational
                Services, Series 2002:
        1,045    5.250%, 8/15/20 - FSA Insured                                       8/12 at 100.00          AAA          1,101,806
        1,100    5.250%, 8/15/21 - FSA Insured                                       8/12 at 100.00          AAA          1,159,796
        1,135    5.250%, 8/15/22 - FSA Insured                                       8/12 at 100.00          AAA          1,194,599

        3,610   Dormitory Authority of the State of New York, Revenue Bonds,         7/14 at 100.00          AA-          3,753,209
                 Department of Health, Series 2004-2, 5.000%, 7/01/20 -
                 FGIC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Mental Health Services Facilities Improvements, Series 2005D-1:
        2,300    5.000%, 2/15/15 - FGIC Insured                                        No Opt. Call          AA-          2,474,524
        1,200    5.000%, 8/15/23 - FGIC Insured                                      2/15 at 100.00          AA-          1,216,644

        7,900   Dormitory Authority of the State of New York, Revenue Bonds,        10/12 at 100.00          AAA          8,138,264
                 School Districts Financing Program, Series 2002D,
                 5.250%, 10/01/23 - MBIA Insured

        1,040   Dormitory Authority of the State of New York, State Personal         3/15 at 100.00          AAA          1,097,803
                 Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 -
                 FSA Insured

        2,420   Erie County Industrial Development Agency, New York, School          5/18 at 100.00          AAA          2,607,986
                 Facility Revenue Bonds, Buffalo City School District Project,
                 Series 2008A, 5.750%, 5/01/28 - FSA Insured

                Erie County Industrial Development Agency, New York, School
                Facility Revenue Bonds, Buffalo City School District, Series
                2003:
        1,200    5.750%, 5/01/20 - FSA Insured                                       5/12 at 100.00          AAA          1,294,524
        1,000    5.750%, 5/01/22 - FSA Insured                                       5/12 at 100.00          AAA          1,072,690

        1,710   Erie County Industrial Development Agency, New York, School          5/14 at 100.00          AAA          1,834,043
                 Facility Revenue Bonds, Buffalo City School District,
                 Series 2004, 5.750%, 5/01/26 - FSA Insured

                Erie County Industrial Development Agency, New York, School
                Facility Revenue Bonds, Buffalo City School District Project,
                Series 2007A:
        5,980    5.750%, 5/01/27 - FSA Insured (UB)                                  5/17 at 101.00          AAA          6,435,078
        1,670    5.750%, 5/01/28 - FSA Insured (UB)                                  5/17 at 101.00          AAA          1,789,438

        7,500   Metropolitan Transportation Authority, New York, Dedicated          11/12 at 100.00          AAA          7,753,800
                 Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 - FSA Insured

        4,600   Metropolitan Transportation Authority, New York, State Service       7/12 at 100.00          AAA          4,878,898
                 Contract Bonds, Series 2002B, 5.500%, 7/01/18 - MBIA Insured

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        2,000    5.750%, 7/01/18 - FSA Insured                                         No Opt. Call          AAA          2,309,100
        3,000    5.500%, 1/01/19 - MBIA Insured                                      7/12 at 100.00          AAA          3,184,320
        6,000    5.500%, 1/01/20 - MBIA Insured                                      7/12 at 100.00          AAA          6,368,640
        3,000    5.000%, 7/01/25 - FGIC Insured                                      7/12 at 100.00          AA-          3,020,310
        8,000    5.000%, 7/01/30 - AMBAC Insured                                     7/12 at 100.00          AAA          8,048,080

                Nassau County Interim Finance Authority, New York, Sales Tax
                Secured Revenue Bonds, Series 2003A:
        1,555    4.750%, 11/15/21 - AMBAC Insured                                   11/13 at 100.00          AAA          1,588,059
        1,555    4.750%, 11/15/22 - AMBAC Insured                                   11/13 at 100.00          AAA          1,580,222

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
        2,720    5.000%, 10/15/25 - MBIA Insured                                    10/14 at 100.00          AAA          2,779,242
        1,990    5.000%, 10/15/26 - MBIA Insured                                    10/14 at 100.00          AAA          2,025,482
        4,960    5.000%, 10/15/29 - AMBAC Insured                                   10/14 at 100.00          AAA          4,998,390
        1,500    5.000%, 10/15/32 - AMBAC Insured                                   10/14 at 100.00          AAA          1,504,950

        1,600   New York City Transitional Finance Authority, New York, Building     1/17 at 100.00          AA-          1,608,928
                 Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 -
                 FGIC Insured


                                       37

NUN
Nuveen New York Quality Income Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS March 31, 2008 (Unaudited)
    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal Series 2002B:
$      10,170    5.250%, 5/01/12 - MBIA Insured                                     11/11 at 101.00          AAA     $   10,975,362
        2,420    5.250%, 5/01/17 - MBIA Insured                                     11/11 at 101.00          AAA          2,595,208
          970    5.000%, 5/01/30 - MBIA Insured                                     11/11 at 101.00          AAA            972,716

        5,345   New York City Transitional Finance Authority, New York,              8/12 at 100.00          AAA          5,568,795
                 Future Tax Secured Bonds, Fiscal Series 2003C,
                 5.250%, 8/01/21 - AMBAC Insured

        1,995   New York City Transitional Finance Authority, New York,              2/13 at 100.00          AAA          2,079,448
                 Future Tax Secured Bonds, Fiscal Series 2003E,
                 5.250%, 2/01/22 - MBIA Insured

        1,845   New York City Transitional Finance Authority, New York,              2/14 at 100.00          Aa1          1,939,169
                 Future Tax Secured Bonds, Fiscal Series 2004C,
                 5.000%, 2/01/19 - XLCA Insured

        3,500   New York City Transitional Finance Authority, New York,              2/13 at 100.00          AAA          3,585,120
                 Future Tax Secured Refunding Bonds, Fiscal Series 2003D,
                 5.000%, 2/01/22 - MBIA Insured

                New York Convention Center Development Corporation,
                Hotel Unit Fee Revenue Bonds, Series 2005:
        2,535    5.000%, 11/15/30 - AMBAC Insured                                   11/15 at 100.00          AAA          2,536,445
       12,010    5.000%, 11/15/44 - AMBAC Insured                                   11/15 at 100.00          AAA         11,822,764

        3,750   New York State Local Government Assistance Corporation,                No Opt. Call          AAA          4,121,550
                 Revenue Bonds, Series 1993E, 5.250%, 4/01/16 - FSA Insured

        1,000   New York State Thruway Authority, Highway and Bridge                 4/14 at 100.00          AAA          1,031,070
                 Trust Fund Bonds, Second Genera1 Series 2004,
                 5.000%, 4/01/22 - MBIA Insured

                New York State Thruway Authority, Highway and Bridge Trust
                Fund Bonds, Second General, Series 2005B:
        8,455    5.500%, 4/01/20 - AMBAC Insured                                       No Opt. Call          AAA          9,489,554
        2,600    5.000%, 4/01/21 - AMBAC Insured                                    10/15 at 100.00          AAA          2,712,242

        1,000   New York State Thruway Authority, State Personal Income Tax          9/14 at 100.00          AAA          1,024,340
                 Revenue Bonds, Series 2004A, 5.000%, 3/15/24 -
                 AMBAC Insured

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
       12,400    5.250%, 6/01/20 - AMBAC Insured                                     6/13 at 100.00          AAA         12,760,340
        1,000    5.250%, 6/01/22 - AMBAC Insured                                     6/13 at 100.00          AAA          1,021,220

        3,190   New York State Urban Development Corporation, Revenue                  No Opt. Call          AAA          3,513,275
                 Refunding Bonds, State Facilities, Series 1995,
                 5.600%, 4/01/15 - MBIA Insured

          500   New York State Urban Development Corporation, State                  3/15 at 100.00          AAA            503,200
                 Personal Income Tax Revenue Bonds, Series 2005B,
                 5.000%, 3/15/30 - FSA Insured

        1,980   Niagara Falls City School District, Niagara County, New York,        6/15 at 100.00          AAA          1,992,949
                 Certificates of Participation, High School Facility, Series 2005,
                 5.000%, 6/15/28 - FSA Insured (5)

                Puerto Rico Highway and Transportation Authority, Highway
                Revenue Refunding Bonds, Series 2002E:
        3,000    5.500%, 7/01/14 - FSA Insured                                         No Opt. Call          AAA          3,319,830
        6,000    5.500%, 7/01/18 - FSA Insured                                         No Opt. Call          AAA          6,638,580

------------------------------------------------------------------------------------------------------------------------------------
      172,425   Total Tax Obligation/Limited                                                                            180,600,034
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 15.9% (10.0% OF TOTAL INVESTMENTS)

        9,000   Metropolitan Transportation Authority, New York, Transportation     11/16 at 100.00          AAA          8,331,390
                 Revenue Bonds, Series 2006B, 4.500%, 11/15/36 - FSA Insured

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Refunding Bonds, Series 2002A:
        3,815    5.500%, 11/15/19 - AMBAC Insured                                   11/12 at 100.00          AAA          4,048,364
        4,000    5.125%, 11/15/22 - FGIC Insured                                    11/12 at 100.00            A          4,058,080

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Refunding Bonds, Series 2002E:
        2,665    5.500%, 11/15/21 - MBIA Insured                                    11/12 at 100.00          AAA          2,828,018
        8,500    5.000%, 11/15/25 - MBIA Insured                                    11/12 at 100.00          AAA          8,576,245


                                       38

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

                New York State Thruway Authority, General Revenue Bonds,
                Series 2005F:
$       2,665    5.000%, 1/01/20 - AMBAC Insured                                     1/15 at 100.00          AAA     $    2,792,680
        4,075    5.000%, 1/01/30 - AMBAC Insured                                     1/15 at 100.00          AAA          4,090,893

        1,700   New York State Thruway Authority, General Revenue Bonds,             7/15 at 100.00          AAA          1,711,169
                 Series 2005G, 5.000%, 1/01/30 - FSA Insured

          970   New York State Thruway Authority, General Revenue Bonds,             1/18 at 100.00          AA-            994,008
                 Series 2007H, 5.000%, 1/01/25 - FGIC Insured

        2,500   Niagara Frontier Airport Authority, New York, Airport Revenue        4/09 at 101.00          AAA          2,511,275
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)

        1,700   Port Authority of New York and New Jersey, Consolidated              6/15 at 101.00          AA-          1,703,604
                 Revenue Bonds, One Hundred Fortieth Series 2005,
                 5.000%, 12/01/31 - XLCA Insured

        1,570   Port Authority of New York and New Jersey, One Hundred and           8/17 at 100.00          AAA          1,621,747
                 Forty Eighth Consolidated Revenue Bonds, RITES Trust 1516,
                 10.129%, 8/15/32 - FSA Insured (IF)

        5,000   Triborough Bridge and Tunnel Authority, New York, General            1/12 at 100.00          Aa2          5,193,250
                 Purpose Revenue Bonds, Series 2002A, 5.250%, 1/01/20 -
                 FGIC Insured

                Triborough Bridge and Tunnel Authority, New York, Subordinate
                Lien General Purpose Revenue Refunding Bonds, Series 2002E:
        1,570    5.500%, 11/15/20 - MBIA Insured                                       No Opt. Call          AAA          1,752,120
        3,800    5.250%, 11/15/22 - MBIA Insured                                    11/12 at 100.00          AAA          3,958,422

------------------------------------------------------------------------------------------------------------------------------------
       53,530   Total Transportation                                                                                     54,171,265
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 15.0% (9.4% OF TOTAL INVESTMENTS) (4)

                Dormitory Authority of the State of New York, Improvement
                Revenue Bonds, Mental Health Services Facilities, Series 2000D:
           65    5.250%, 8/15/30 (Pre-refunded 8/15/10) - FSA Insured                8/10 at 100.00          Aaa             69,324
          175    5.250%, 8/15/30 (Pre-refunded 8/15/10) - FSA Insured                8/10 at 100.00          Aaa            186,767

        2,625   Dormitory Authority of the State of New York, Judicial Facilities      No Opt. Call          AAA          3,071,381
                 Lease Revenue Bonds, Suffolk County Issue, Series 1986,
                 7.375%, 7/01/16 (ETM)

        1,410   Dormitory Authority of the State of New York, Lease Revenue          7/11 at 100.00      AA- (4)          1,538,648
                 Bonds, State University Dormitory Facilities, Series 2001,
                 5.500%, 7/01/20 (Pre-refunded 7/01/11) - FGIC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                University of Rochester, Series 2000A:
        1,990    0.000%, 7/01/17 (Pre-refunded 7/01/10) - MBIA Insured               7/10 at 101.00          AAA          1,894,719
        2,230    0.000%, 7/01/18 (Pre-refunded 7/01/10) - MBIA Insured               7/10 at 101.00          AAA          2,123,228
        2,495    0.000%, 7/01/19 (Pre-refunded 7/01/10) - MBIA Insured               7/10 at 101.00          AAA          2,375,539
        1,870    0.000%, 7/01/21 (Pre-refunded 7/01/10) - MBIA Insured               7/10 at 101.00          AAA          1,780,464

                Longwood Central School District, Suffolk County, New York,
                Series 2000:
          910    5.750%, 6/15/19 (Pre-refunded 6/15/11) - FGIC Insured               6/11 at 101.00       A2 (4)          1,007,406
        1,410    5.750%, 6/15/20 (Pre-refunded 6/15/11) - FGIC Insured               6/11 at 101.00       A2 (4)          1,560,926

                Metropolitan Transportation Authority, New York, Dedicated Tax
                Fund Bonds, Series 1999A:
        4,000    5.000%, 4/01/17 (Pre-refunded 10/01/14) - FSA Insured              10/14 at 100.00          AAA          4,422,000
        1,000    5.000%, 4/01/29 (Pre-refunded 10/01/14) - FSA Insured              10/14 at 100.00          AAA          1,105,500

                Metropolitan Transportation Authority, New York, Transit Facilities
                Revenue Bonds, Series 1998B:
       10,000    4.875%, 7/01/18 - FGIC Insured (ETM)                                7/08 at 101.00          AAA         10,123,500
        4,500    4.750%, 7/01/26 - FGIC Insured (ETM)                                7/08 at 101.00          AAA          4,477,950

           30   New York City Transitional Finance Authority, New York, Future      11/11 at 101.00          Aaa             32,694
                 Tax Secured Bonds, Fiscal Series 2002B, 5.000%, 5/01/30
                 (Pre-refunded 11/01/11) - MBIA Insured

          655   New York City Transitional Finance Authority, New York, Future       8/12 at 100.00          Aaa            718,994
                 Tax Secured Bonds, Fiscal Series 2003C, 5.250%, 8/01/21
                 (Pre-refunded 8/01/12) - AMBAC Insured

        4,875   New York City, New York, General Obligation Bonds, Fiscal            3/12 at 100.00          AAA          5,292,154
                 Series 2002C, 5.125%, 3/15/25 (Pre-refunded 3/15/12) -
                 FSA Insured

        6,965   New York State Thruway Authority, Highway and Bridge Trust           4/12 at 100.00          AAA          7,599,581
                 Fund Bonds, Series 2002A, 5.250%, 4/01/20
                 (Pre-refunded 4/01/12) - FSA Insured


                                       39

NUN
Nuveen New York Quality Income Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS March 31, 2008 (Unaudited)
    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

                Putnam Valley Central School District, Putnam and Westchester
                Counties, New York, General Obligation Bonds, Series 1999:
$         525    5.875%, 6/15/19 (Pre-refunded 6/15/10) - FSA Insured                6/10 at 100.00          Aaa     $      565,352
          525    5.875%, 6/15/25 (Pre-refunded 6/15/10) - FSA Insured                6/10 at 100.00          Aaa            565,352
          525    5.875%, 6/15/27 (Pre-refunded 6/15/10) - FSA Insured                6/10 at 100.00          Aaa            565,352

------------------------------------------------------------------------------------------------------------------------------------
       48,780   Total U.S. Guaranteed                                                                                    51,076,831
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 10.0% (6.3% OF TOTAL INVESTMENTS)

        1,650   Islip Resource Recovery Agency, New York, Revenue Bonds,               No Opt. Call          AAA          1,830,098
                 Series 1994B, 7.250%, 7/01/11 - AMBAC Insured
                 (Alternative Minimum Tax)

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2000A:
        4,000    0.000%, 6/01/24 - FSA Insured                                         No Opt. Call          AAA          1,774,840
        4,000    0.000%, 6/01/25 - FSA Insured                                         No Opt. Call          AAA          1,657,040
        5,000    0.000%, 6/01/26 - FSA Insured                                         No Opt. Call          AAA          1,936,550
        7,000    0.000%, 6/01/27 - FSA Insured                                         No Opt. Call          AAA          2,539,810
       10,500    0.000%, 6/01/28 - FSA Insured                                         No Opt. Call          AAA          3,571,155
        7,000    0.000%, 6/01/29 - FSA Insured                                         No Opt. Call          AAA          2,238,250

        2,500   Long Island Power Authority, New York, Electric System General       9/11 at 100.00          AAA          2,510,800
                 Revenue Bonds, Series 2001A, 5.000%, 9/01/27 - FSA Insured

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2006A:
        6,180    5.000%, 12/01/23 - FGIC Insured                                     6/16 at 100.00           A-          6,270,661
        8,020    5.000%, 12/01/25 - FGIC Insured                                     6/16 at 100.00           A-          8,062,185

          750   Long Island Power Authority, New York, Electric System General       6/16 at 100.00           A+            736,710
                 Revenue Bonds, Series 2006B, 5.000%, 12/01/35 - CIFG Insured

          865   Power Authority of the State of New York, General Revenue           11/15 at 100.00          Aa2            913,743
                 Bonds, Series 2006A, 5.000%, 11/15/19 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       57,465   Total Utilities                                                                                          34,041,842
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 6.6% (4.2% OF TOTAL INVESTMENTS)

          830   New York City Municipal Water Finance Authority, New York,           6/10 at 101.00          AAA            897,164
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000B, 6.100%, 6/15/31 - MBIA Insured

        1,360   New York City Municipal Water Finance Authority, New York,           6/10 at 101.00          AAA          1,467,154
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000B, 6.000%, 6/15/33 - MBIA Insured

        3,000   New York City Municipal Water Finance Authority, New York,           6/14 at 100.00          AAA          3,004,530
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2004C, 5.000%, 6/15/35 - AMBAC Insured

        6,525   New York City Municipal Water Finance Authority, New York,           6/15 at 100.00          AAA          6,627,051
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2005C, 5.000%, 6/15/27 - MBIA Insured


                                       40

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       3,500   New York City Municipal Water Finance Authority, New York,           6/16 at 100.00          AAA     $    3,504,410
                 Water and Sewerage System Revenue Bonds, Series 2006B,
                 5.000%, 6/15/36 - MBIA Insured

        7,000   Suffolk County Water Authority, New York, Waterworks Revenue         6/15 at 100.00          AAA          7,070,909
                 Bonds, Series 2005C, 5.000%, 6/01/28 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       22,215   Total Water and Sewer                                                                                    22,571,218
------------------------------------------------------------------------------------------------------------------------------------
$     552,223   Total Investments (cost $535,224,836) - 159.8%                                                          543,594,480
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (4.4)%                                                                      (14,845,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.5%                                                                      8,414,287
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (57.9)% (6)                                                   (197,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  340,163,767
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT MARCH 31, 2008:

                                     FUND                                       FIXED RATE                               UNREALIZED
                  NOTIONAL    PAY/RECEIVE      FLOATING RATE   FIXED RATE          PAYMENT  EFFECTIVE    TERMINATION   APPRECIATION
COUNTERPARTY        AMOUNT  FLOATING RATE              INDEX  (ANNUALIZED)       FREQUENCY    DATE (7)          DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs   $2,250,000        Receive  3-Month USD-LIBOR        5.593%   Semi-Annually    10/01/08      10/01/37      $(313,122)
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate).

                    As of March 31, 2008, all of the bonds in the Portfolio of Investments, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The Portfolio of Investments reflects the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of March 31, 2008. During March 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured, FGIC-insured and XLCA-insured bonds. Subsequent to March 31, 2008, at least one rating agency reduced the rating for MBIA-insured bonds to AA. As of March 31, 2008, one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Portion of investment, with an aggregate market value of $281,831, has been pledged to collateralize the net payment obligations under forward swap contracts.

               (6) Preferred Shares, at Liquidation Value as a percentage of total investments is (36.2)%.

               (7) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

             (ETM)  Escrowed to maturity.

              (IF)  Inverse floating rate investment.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

NNF
Nuveen Insured New York Premium Income Municipal Fund, Inc.
Portfolio of INVESTMENTS
                                                      March 31, 2008 (Unaudited)

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 23.6% (15.2% OF TOTAL INVESTMENTS)

                Amherst Industrial Development Agency, New York, Revenue Bonds,
                UBF Faculty/Student Housing Corporation, University of Buffalo
                Project, Series 2000A:
$         250    5.625%, 8/01/20 - AMBAC Insured                                     8/10 at 102.00          AAA     $      265,268
          250    5.750%, 8/01/25 - AMBAC Insured                                     8/10 at 102.00          AAA            262,633

                Dormitory Authority of the State of New York, General Revenue
                Bonds, New York University, Series 2001-1:
        1,500    5.500%, 7/01/24 - AMBAC Insured                                       No Opt. Call          AAA          1,613,895
          500    5.500%, 7/01/40 - AMBAC Insured                                       No Opt. Call          AAA            527,180

        4,820   Dormitory Authority of the State of New York, Insured Revenue        7/08 at 101.00          Aaa          4,881,788
                 Bonds, Ithaca College, Series 1998, 5.000%, 7/01/21 -
                 AMBAC Insured

          810   Dormitory Authority of the State of New York, Insured Revenue        7/11 at 100.00          AAA            831,052
                 Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/20 -
                 AMBAC Insured

        1,000   Dormitory Authority of the State of New York, Lease Revenue            No Opt. Call          AA-          1,065,180
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

          635   Dormitory Authority of the State of New York, Lease Revenue          7/15 at 100.00          AAA            639,172
                 Bonds, State University Dormitory Facilities, Series 2004A,
                 5.000%, 7/01/29 - MBIA Insured

          970   Dormitory Authority of the State of New York, Lease Revenue          7/16 at 100.00          AAA            972,522
                 Bonds, State University Dormitory Facilities, Series 2006A,
                 5.000%, 7/01/31 - MBIA Insured

          255   Dormitory Authority of the State of New York, Revenue Bonds,         7/17 at 100.00           A3            248,855
                 Barnard College, Series 2007A, 5.000%, 7/01/37 - FGIC Insured

          700   Dormitory Authority of the State of New York, Revenue Bonds,           No Opt. Call          AA-            781,606
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Rochester Institute of Technology, Series 2006A:
          250    5.250%, 7/01/20 - AMBAC Insured                                       No Opt. Call          Aaa            272,043
          200    5.250%, 7/01/21 - AMBAC Insured                                       No Opt. Call          Aaa            216,186

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,           No Opt. Call          AAA          1,097,720
                 State University Educational Facilities, Series 1993A,
                 5.500%, 5/15/19 - AMBAC Insured

        1,270   Dormitory Authority of the State of New York, Revenue Bonds,         5/12 at 101.00          AA-          1,345,959
                 State University Educational Facilities, Series 2002A,
                 5.000%, 5/15/16 - FGIC Insured

        2,200   Dormitory Authority of the State of New York, Second General           No Opt. Call          AAA          2,488,750
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 1993A, 5.750%, 7/01/18 - FSA Insured

        1,935   Dormitory Authority of the State of New York, State and Local        7/15 at 100.00          AA-          2,039,432
                 Appropriation Lease Bonds, Upstate Community Colleges,
                 Series 2005A, 5.000%, 7/01/19 - FGIC Insured

        1,520   Madison County Industrial Development Agency, New York,              7/15 at 100.00          AAA          1,513,844
                 Civic Facility Revenue Bonds, Colgate University, Series 2005A,
                 5.000%, 7/01/40 - AMBAC Insured

        1,110   New York City Industrial Development Agency, New York,               1/17 at 100.00          AAA          1,080,518
                 PILOT Revenue Bonds, Queens Baseball Stadium Project,
                 Series 2006, 5.000%, 1/01/46 - AMBAC Insured

                New York City Industrial Development Authority, New York, PILOT
                Revenue Bonds, Yankee Stadium Project, Series 2006:
          415    5.000%, 3/01/31 - FGIC Insured                                      9/16 at 100.00           A3            406,663
        2,360    5.000%, 3/01/36 - MBIA Insured                                      9/16 at 100.00          AAA          2,342,347
        2,025    4.500%, 3/01/39 - FGIC Insured                                      9/16 at 100.00           A3          1,801,541


                                       42

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

$       1,250   New York City Trust for Cultural Resources, New York, Revenue        7/08 at 101.00          AAA     $    1,264,413
                 Refunding Bonds, Museum of Modern Art, Series 1996A,
                 5.500%, 1/01/21 - AMBAC Insured

          345   New York State Dormitory Authority, Revenue Bonds, New York          7/17 at 100.00          Aaa            346,497
                 University, Series 2007, 5.000%, 7/01/32 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       27,570   Total Education and Civic Organizations                                                                  28,305,064
------------------------------------------------------------------------------------------------------------------------------------

                HEALTH CARE - 23.5% (15.1% OF TOTAL INVESTMENTS)

        3,000   Dormitory Authority of the State of New York, FHA-Insured            8/08 at 100.00          AAA          3,003,510
                 Mortgage Hospital Revenue Bonds, Ellis Hospital, Series 1995,
                 5.600%, 8/01/25 - MBIA Insured

        2,910   Dormitory Authority of the State of New York, FHA-Insured            8/08 at 101.00          AAA          2,852,120
                 Mortgage Hospital Revenue Bonds, New York and Presbyterian
                 Hospital, Series 1998, 4.750%, 8/01/27 - AMBAC Insured

        1,400   Dormitory Authority of the State of New York, FHA-Insured            8/12 at 100.00          AAA          1,429,596
                 Mortgage Hospital Revenue Bonds, St. Barnabas Hospital,
                 Series 2002A, 5.125%, 2/01/22 - AMBAC Insured

          830   Dormitory Authority of the State of New York, FHA-Insured            8/17 at 100.00          AAA            840,491
                 Mortgage Revenue Bonds, Hudson Valley Hospital Center,
                 Series 2007, 5.000%, 8/15/27 - FSA Insured

        1,405   Dormitory Authority of the State of New York, FHA-Insured            2/15 at 100.00           A3          1,392,172
                 Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
                 5.000%, 8/01/29 - FGIC Insured

        3,000   Dormitory Authority of the State of New York, Revenue Bonds,         7/09 at 101.00          AAA          3,087,870
                 Catholic Health Services of Long Island Obligated Group -
                 St. Charles Hospital and Rehabilitation Center, Series 1999A,
                 5.500%, 7/01/22 - MBIA Insured

          620   Dormitory Authority of the State of New York, Revenue Bonds,         7/17 at 100.00          AAA            620,626
                 Health Quest System Inc., Series 2007B, 5.125%, 7/01/37 -
                 AGC Insured

        2,740   Dormitory Authority of the State of New York, Revenue Bonds,         7/13 at 100.00          AAA          2,810,336
                 Memorial Sloan-Kettering Cancer Center, Series 2003-1,
                 5.000%, 7/01/21 - MBIA Insured

        1,910   Dormitory Authority of the State of New York, Revenue Bonds,         8/14 at 100.00          AAA          2,098,555
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

          740   Dormitory Authority of the State of New York, Revenue Bonds,         8/14 at 100.00          AAA            732,208
                 The New York and Presbyterian Hospital Project, Series 2007,
                 5.000%, 8/15/36 - FSA Insured

        1,500   Dormitory Authority of the State of New York, Revenue Bonds,         7/08 at 102.00          AAA          1,533,015
                 Vassar Brothers Hospital, Series 1997, 5.250%, 7/01/17 -
                 FSA Insured

        3,450   Dormitory Authority of the State of New York, Revenue Bonds,         7/11 at 101.00          AAA          3,457,521
                 Winthrop South Nassau University Health System Obligated
                 Group, Series 2001A, 5.250%, 7/01/31 - AMBAC Insured

        1,000   New York City Health and Hospitals Corporation, New York,            2/12 at 100.00          AAA          1,082,950
                 Health System Revenue Bonds, Series 2002A, 5.500%, 2/15/17 -
                 FSA Insured

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        1,625    5.250%, 2/15/21 - AMBAC Insured                                     2/13 at 100.00          AAA          1,688,505
        1,000    5.250%, 2/15/22 - AMBAC Insured                                     2/13 at 100.00          AAA          1,039,080

          435   New York State Dormitory Authority, Revenue Bonds,                     No Opt. Call           A3            439,307
                 North Shore Jewish Obligated Group, Series 2007A,
                 5.250%, 7/01/34 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       27,565   Total Health Care                                                                                        28,107,862
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 4.3% (2.8% OF TOTAL INVESTMENTS)

                New York City Housing Development Corporation, New York, Capital
                Fund Program Revenue Bonds, Series 2005A:
          400    5.000%, 7/01/14 - FGIC Insured                                        No Opt. Call          AA+            435,976
          400    5.000%, 7/01/16 - FGIC Insured                                      7/15 at 100.00          AA+            431,724
        2,165    5.000%, 7/01/25 - FGIC Insured                                      7/15 at 100.00          AA+          2,195,050

          200   New York City, New York, Multifamily Housing Revenue Bonds,          1/17 at 100.00          AAA            172,134
                 Seaview Towers, Series 2006A, 4.750%, 7/15/39 -
                 AMBAC Insured (Alternative Minimum Tax)


                                       43

NNF
Nuveen Insured New York Premium Income Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS March 31, 2008 (Unaudited)
    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$       1,900   New York State Housing Finance Agency, Mortgage Revenue              5/08 at 100.00          AAA     $    1,903,344
                 Refunding Bonds, Housing Project, Series 1996A,
                 6.125%, 11/01/20 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,065   Total Housing/Multifamily                                                                                 5,138,228
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 1.0% (0.6% OF TOTAL INVESTMENTS)

        1,290   Syracuse Industrial Development Authority, New York,                 1/17 at 100.00           A-          1,169,759
                 PILOT Mortgage Revenue Bonds, Carousel Center Project,
                 Series 2007A, 5.000%, 1/01/36 - XLCA Insured (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 1.6% (1.0% OF TOTAL INVESTMENTS)

        1,000   Babylon Industrial Development Agency, New York, Revenue             8/09 at 101.00          AAA          1,037,660
                 Bonds, WSNCHS East Inc., Series 2000B, 6.000%, 8/01/24 -
                 MBIA Insured

          850   Dormitory Authority of the State of New York, Insured Revenue        7/11 at 102.00          AAA            858,135
                 Bonds, NYSARC Inc., Series 2001A, 5.000%, 7/01/26 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        1,850   Total Long-Term Care                                                                                      1,895,795
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 11.0% (7.0% OF TOTAL INVESTMENTS)

          500   Erie County, New York, General Obligation Bonds, Series 2003A,       3/13 at 100.00           A3            531,715
                 5.250%, 3/15/16 - FGIC Insured

          315   Erie County, New York, General Obligation Bonds, Series 2004B,         No Opt. Call          Aaa            342,569
                 5.250%, 4/01/13 - MBIA Insured

        5,005   Hudson Yards Infrastructure Corporation, New York, Revenue           2/17 at 100.00           A3          4,840,886
                 Bonds, Series 2006A, 5.000%, 2/15/47 - FGIC Insured (UB)

          210   Nassau County, New York, General Obligation Improvement Bonds,         No Opt. Call          AAA            237,689
                 Series 1993H, 5.500%, 6/15/16 - MBIA Insured

           95   New York City, New York, General Obligation Bonds, Fiscal            8/08 at 101.00           AA             96,159
                 Series 1998F, 5.250%, 8/01/16 - FGIC Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2004E:
        1,000    5.000%, 11/01/19 - FSA Insured                                     11/14 at 100.00          AAA          1,067,900
        1,100    5.000%, 11/01/20 - FSA Insured                                     11/14 at 100.00          AAA          1,161,908

        1,000   New York City, New York, General Obligation Bonds, Fiscal            3/15 at 100.00           AA          1,054,310
                 Series 2005J, 5.000%, 3/01/19 - FGIC Insured

          915   Niagara Falls, New York, General Obligation Bonds, Series 1994,        No Opt. Call          AAA          1,086,691
                 7.500%, 3/01/13 - MBIA Insured

        1,000   Red Hook Central School District, Dutchess County, New York,         6/12 at 100.00          Aaa          1,047,230
                 General Obligation Refunding Bonds, Series 2002,
                 5.125%, 6/15/18 - FSA Insured

        1,525   Yonkers, New York, General Obligation Bonds, Series 2005A,           8/15 at 100.00          AAA          1,641,602
                 5.000%, 8/01/16 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       12,665   Total Tax Obligation/General                                                                             13,108,659
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 52.2% (33.6% OF TOTAL INVESTMENTS)

          690   Dormitory Authority of the State of New York, Department of          7/15 at 100.00          Aaa            707,071
                 Health Revenue Bonds, Series 2005A, 5.250%, 7/01/24 -
                 CIFG Insured

           50   Dormitory Authority of the State of New York, Improvement            8/10 at 100.00          AAA             50,174
                 Revenue Bonds, Mental Health Services Facilities, Series 2000D,
                 5.250%, 8/15/30 - FSA Insured

          500   Dormitory Authority of the State of New York, Lease Revenue          8/14 at 100.00          AAA            512,575
                 Bonds, Wayne-Finger Lakes Board of Cooperative Education
                 Services, Series 2004, 5.000%, 8/15/23 - FSA Insured

        1,210   Dormitory Authority of the State of New York, Revenue Bonds,         7/14 at 100.00          AA-          1,258,001
                 Department of Health, Series 2004-2, 5.000%, 7/01/20 -
                 FGIC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Mental Health Services Facilities Improvements, Series 2005D-1:
          225    5.000%, 2/15/15 - FGIC Insured                                        No Opt. Call          AA-            242,073
          600    5.000%, 8/15/23 - FGIC Insured                                      2/15 at 100.00          AA-            608,322


                                       44

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                Dormitory Authority of the State of New York, Revenue Bonds,
                School Districts Financing Program, Series 2002D:
$       4,300    5.250%, 10/01/23 - MBIA Insured                                    10/12 at 100.00          AAA     $    4,429,687
          875    5.000%, 10/01/30 - MBIA Insured                                    10/12 at 100.00          AAA            877,791

          375   Dormitory Authority of the State of New York, State Personal         3/15 at 100.00          AAA            395,843
                 Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 -
                 FSA Insured

          830   Erie County Industrial Development Agency, New York, School          5/18 at 100.00          AAA            898,624
                 Facility Revenue Bonds, Buffalo City School District Project,
                 Series 2008A, 5.750%, 5/01/27 - FSA Insured

          750   Erie County Industrial Development Agency, New York, School          5/12 at 100.00          AAA            809,078
                 Facility Revenue Bonds, Buffalo City School District,
                 Series 2003, 5.750%, 5/01/19 - FSA Insured

          500   Erie County Industrial Development Agency, New York, School          5/14 at 100.00          AAA            536,270
                 Facility Revenue Bonds, Buffalo City School District,
                 Series 2004, 5.750%, 5/01/26 - FSA Insured

        2,615   Erie County Industrial Development Agency, New York, School          5/17 at 101.00          AAA          2,802,025
                 Facility Revenue Bonds, Buffalo City School District Project,
                 Series 2007A, 5.750%, 5/01/28 - FSA Insured (UB)

        2,500   Metropolitan Transportation Authority, New York, Dedicated Tax      11/12 at 100.00          AAA          2,584,600
                 Fund Bonds, Series 2002A, 5.250%, 11/15/25 - FSA Insured

        1,350   Metropolitan Transportation Authority, New York, State Service       7/12 at 100.00          AAA          1,431,851
                 Contract Bonds, Series 2002B, 5.500%, 7/01/18 - MBIA Insured

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        1,500    5.750%, 7/01/18 - FSA Insured                                         No Opt. Call          AAA          1,731,825
        1,500    5.500%, 1/01/20 - MBIA Insured                                      7/12 at 100.00          AAA          1,592,160
        2,000    5.000%, 7/01/30 - AMBAC Insured                                     7/12 at 100.00          AAA          2,012,020

                Nassau County Interim Finance Authority, New York, Sales Tax
                Secured Revenue Bonds, Series 2003A:
        1,000    5.000%, 11/15/18 - AMBAC Insured                                   11/13 at 100.00          AAA          1,048,060
          580    4.750%, 11/15/21 - AMBAC Insured                                   11/13 at 100.00          AAA            592,331
          580    4.750%, 11/15/22 - AMBAC Insured                                   11/13 at 100.00          AAA            589,408

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
          920    5.000%, 10/15/25 - MBIA Insured                                    10/14 at 100.00          AAA            940,038
          680    5.000%, 10/15/26 - MBIA Insured                                    10/14 at 100.00          AAA            692,124
        4,590    5.000%, 10/15/29 - AMBAC Insured                                   10/14 at 100.00          AAA          4,625,526

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal Series 2003C:
          715    5.250%, 8/01/20 - AMBAC Insured                                     8/12 at 100.00          AAA            746,002
        2,090    5.250%, 8/01/21 - AMBAC Insured                                     8/12 at 100.00          AAA          2,177,508

        1,000   New York City Transitional Finance Authority, New York, Future       2/13 at 100.00          AAA          1,042,330
                 Tax Secured Bonds, Fiscal Series 2003E, 5.250%, 2/01/22 -
                 MBIA Insured

        1,000   New York City Transitional Finance Authority, New York, Future       2/14 at 100.00          Aa1          1,051,040
                 Tax Secured Bonds, Fiscal Series 2004C, 5.000%, 2/01/19 -
                 XLCA Insured

        1,500   New York City Transitional Finance Authority, New York, Future       2/13 at 100.00          AAA          1,536,480
                 Tax Secured Refunding Bonds, Fiscal Series 2003D,
                 5.000%, 2/01/22 - MBIA Insured

                New York Convention Center Development Corporation, Hotel
                Unit Fee Revenue Bonds, Series 2005:
        1,035    5.000%, 11/15/30 - AMBAC Insured                                   11/15 at 100.00          AAA          1,035,590
        4,105    5.000%, 11/15/44 - AMBAC Insured                                   11/15 at 100.00          AAA          4,041,002

        1,500   New York State Local Government Assistance Corporation,                No Opt. Call          AAA          1,648,620
                 Revenue Bonds, Series 1993E, 5.250%, 4/01/16 - FSA Insured

        1,000   New York State Thruway Authority, Highway and Bridge Trust           4/14 at 100.00          AAA          1,029,110
                 Fund Bonds, Second Genera1 Series 2004, 5.000%, 4/01/23 -
                 MBIA Insured


                                       45

NNF
Nuveen Insured New York Premium Income Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS March 31, 2008 (Unaudited)
    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                New York State Thruway Authority, Highway and Bridge Trust Fund
                Bonds, Second General, Series 2005B:
$       2,960    5.500%, 4/01/20 - AMBAC Insured                                       No Opt. Call          AAA     $    3,322,186
          500    5.000%, 4/01/21 - AMBAC Insured                                    10/15 at 100.00          AAA            521,585

          750   New York State Thruway Authority, State Personal Income Tax          9/14 at 100.00          AAA            768,255
                 Revenue Bonds, Series 2004A, 5.000%, 3/15/24 -
                 AMBAC Insured

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        2,100    5.250%, 6/01/20 - AMBAC Insured                                     6/13 at 100.00          AAA          2,161,026
        3,800    5.250%, 6/01/22 - AMBAC Insured                                     6/13 at 100.00          AAA          3,880,635

        1,900   New York State Urban Development Corporation, Revenue                  No Opt. Call          AAA          2,058,650
                 Bonds, Correctional Facilities, Series 1994A, 5.250%, 1/01/14 -
                 FSA Insured

          500   New York State Urban Development Corporation, State Personal         3/15 at 100.00          AAA            503,200
                 Income Tax Revenue Bonds, Series 2005B, 5.000%, 3/15/30 -
                 FSA Insured

          345   Niagara Falls City School District, Niagara County, New York,        6/15 at 100.00          AAA            347,256
                 Certificates of Participation, High School Facility, Series 2005,
                 5.000%, 6/15/28 - FSA Insured

        1,000   Puerto Rico Highway and Transportation Authority, Highway              No Opt. Call          AAA          1,106,430
                 Revenue Refunding Bonds, Series 2002E, 5.500%, 7/01/18 -
                 FSA Insured

        1,500   Suffolk County Judicial Facilities Agency, New York, Service        10/09 at 101.00          AAA          1,553,505
                 Agreement Revenue Bonds, John P. Colahan Court Complex,
                 Series 1999, 5.000%, 4/15/16 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       60,020   Total Tax Obligation/Limited                                                                             62,497,887
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 14.5% (9.4% OF TOTAL INVESTMENTS)

        3,000   Metropolitan Transportation Authority, New York, Transportation     11/16 at 100.00          AAA          2,777,130
                 Revenue Bonds, Series 2006B, 4.500%, 11/15/36 - FSA Insured

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Refunding Bonds, Series 2002A:
          500    5.500%, 11/15/19 - AMBAC Insured                                   11/12 at 100.00          AAA            530,585
        2,010    5.000%, 11/15/25 - FGIC Insured                                    11/12 at 100.00            A          2,009,879

        2,000   Metropolitan Transportation Authority, New York, Transportation     11/12 at 100.00          AAA          2,017,940
                 Revenue Refunding Bonds, Series 2002E, 5.000%, 11/15/25 -
                 MBIA Insured

                New York State Thruway Authority, General Revenue Bonds,
                Series 2005F:
          925    5.000%, 1/01/20 - AMBAC Insured                                     1/15 at 100.00          AAA            969,317
        2,240    5.000%, 1/01/30 - AMBAC Insured                                     1/15 at 100.00          AAA          2,248,736

          600   New York State Thruway Authority, General Revenue Bonds,             7/15 at 100.00          AAA            603,942
                 Series 2005G, 5.000%, 1/01/30 - FSA Insured

          330   New York State Thruway Authority, General Revenue Bonds,             1/18 at 100.00          AA-            338,168
                 Series 2007H, 5.000%, 1/01/25 - FGIC Insured

          500   Niagara Frontier Airport Authority, New York, Airport Revenue        4/09 at 101.00          AAA            502,255
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)

                Port Authority of New York and New Jersey, Consolidated Revenue
                Bonds, One Hundred Fortieth Series 2005:
        1,000    5.000%, 12/01/28 - XLCA Insured                                     6/15 at 101.00          AA-          1,009,450
          565    5.000%, 12/01/31 - XLCA Insured                                     6/15 at 101.00          AA-            566,198

          545   Port Authority of New York and New Jersey, One Hundred and           8/17 at 100.00          AAA            562,963
                 Forty Eighth Consolidated Revenue Bonds, RITES Trust 1516,
                 10.129%, 8/15/32 - FSA Insured (IF)

                Triborough Bridge and Tunnel Authority, New York, Subordinate
                Lien General Purpose Revenue Refunding Bonds, Series 2002E:
          780    5.500%, 11/15/20 - MBIA Insured                                       No Opt. Call          AAA            870,480
        2,300    5.250%, 11/15/22 - MBIA Insured                                    11/12 at 100.00          AAA          2,395,887

------------------------------------------------------------------------------------------------------------------------------------
       17,295   Total Transportation                                                                                     17,402,930
------------------------------------------------------------------------------------------------------------------------------------


                                       46

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 8.7% (5.6% OF TOTAL INVESTMENTS) (4)

                Dormitory Authority of the State of New York, Improvement
                Revenue Bonds, Mental Health Services Facilities, Series 2000D:
$          25    5.250%, 8/15/30 (Pre-refunded 8/15/10) - FSA Insured                8/10 at 100.00          Aaa     $       26,663
           70    5.250%, 8/15/30 (Pre-refunded 8/15/10) - FSA Insured                8/10 at 100.00          Aaa             74,707

        3,215   Dormitory Authority of the State of New York, Revenue Bonds,         7/10 at 101.00          AAA          3,061,066
                 University of Rochester, Series 2000A, 6.050%, 7/01/24
                 (Pre-refunded 7/01/10) - MBIA Insured

          500   Longwood Central School District, Suffolk County, New York,          6/11 at 101.00       A2 (4)            553,520
                 Series 2000, 5.750%, 6/15/20 (Pre-refunded 6/15/11) -
                 FGIC Insured

          500   Metropolitan Transportation Authority, New York, Dedicated Tax      10/14 at 100.00          AAA            552,750
                 Fund Bonds, Series 1999A, 5.000%, 4/01/29
                 (Pre-refunded 10/01/14) - FSA Insured

          255   New York City Transitional Finance Authority, New York, Future       8/12 at 100.00          Aaa            279,914
                 Tax Secured Bonds, Fiscal Series 2003C, 5.250%, 8/01/21
                 (Pre-refunded 8/01/12) - AMBAC Insured

        1,000   New York State Thruway Authority, Highway and Bridge Trust           4/12 at 100.00          AAA          1,081,720
                 Fund Bonds, Series 2002B, 5.000%, 4/01/20
                 (Pre-refunded 4/01/12) - AMBAC Insured

        2,000   New York State Urban Development Corporation, State Personal         3/13 at 100.00          AAA          2,235,740
                 Income Tax Revenue Bonds, State Facilities and Equipment,
                 Series 2002C-1, 5.500%, 3/15/21 (Pre-refunded 3/15/13) -
                 FGIC Insured

           85   Niagara Falls, New York, General Obligation Bonds, Series 1994,        No Opt. Call          AAA            102,513
                 7.500%, 3/01/13 - MBIA Insured (ETM)

        2,115   Niagara Falls, Niagara County, New York, General Obligation            No Opt. Call          AAA          2,194,989
                 Water Treatment Plant Bonds, Series 1994, 8.500%, 11/01/08 -
                 MBIA Insured (Alternative Minimum Tax) (ETM)

          265   Suffolk County Water Authority, New York, Subordinate Lien             No Opt. Call          AAA            288,455
                 Waterworks Revenue Bonds, Series 1993, 5.100%, 6/01/12 -
                 MBIA Insured (ETM)

------------------------------------------------------------------------------------------------------------------------------------
       10,030   Total U.S. Guaranteed                                                                                    10,452,037
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 5.2% (3.4% OF TOTAL INVESTMENTS)

          500   Long Island Power Authority, New York, Electric System General       9/11 at 100.00          AAA            502,160
                 Revenue Bonds, Series 2001A, 5.000%, 9/01/27 - FSA Insured

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2006A:
        2,270    5.000%, 12/01/23 - FGIC Insured                                     6/16 at 100.00           A-          2,303,301
        2,930    5.000%, 12/01/25 - FGIC Insured                                     6/16 at 100.00           A-          2,945,412

          250   Long Island Power Authority, New York, Electric System General       6/16 at 100.00           A+            245,570
                 Revenue Bonds, Series 2006B, 5.000%, 12/01/35 -
                 CIFG Insured

          250   Power Authority of the State of New York, General Revenue           11/15 at 100.00          Aa2            264,088
                 Bonds, Series 2006A, 5.000%, 11/15/19 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,200   Total Utilities                                                                                           6,260,531
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 9.7% (6.3% OF TOTAL INVESTMENTS)

        1,660   New York City Municipal Water Finance Authority, New York,           6/10 at 101.00          AAA          1,794,327
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000B, 6.100%, 6/15/31 - MBIA Insured

        3,305   New York City Municipal Water Finance Authority, New York,           6/14 at 100.00          AAA          3,309,991
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2004C, 5.000%, 6/15/35 - AMBAC Insured

        1,980   New York City Municipal Water Finance Authority, New York,           6/15 at 100.00          AAA          2,010,967
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2005C, 5.000%, 6/15/27 - MBIA Insured

        1,200   New York City Municipal Water Finance Authority, New York,           6/16 at 100.00          AAA          1,201,512
                 Water and Sewerage System Revenue Bonds, Series 2006B,
                 5.000%, 6/15/36 - MBIA Insured


                                       47

NNF
Nuveen Insured New York Premium Income Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS March 31, 2008 (Unaudited)
    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$         735   Suffolk County Water Authority, New York, Subordinate Lien             No Opt. Call          AAA     $      799,967
                 Waterworks Revenue Bonds, Series 1993, 5.100%, 6/01/12 -
                 MBIA Insured

        2,500   Suffolk County Water Authority, New York, Waterworks Revenue         6/15 at 100.00          AAA          2,525,325
                 Bonds, Series 2005C, 5.000%, 6/01/28 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       11,380   Total Water and Sewer                                                                                    11,642,089
------------------------------------------------------------------------------------------------------------------------------------
$     180,930   Total Investments (cost $184,312,085) - 155.3%                                                          185,980,841
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (4.2)%                                                                       (5,080,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.2%                                                                      3,883,708
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (54.3)% (5)                                                    (65,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  119,784,549
                ====================================================================================================================

                    As of March 31, 2008, all of the bonds in the Portfolio of Investments, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The Portfolio of Investments reflects the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of March 31, 2008. During March 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured, FGIC-insured and XLCA-insured bonds. Subsequent to March 31, 2008, at least one rating agency reduced the rating for MBIA-insured bonds to AA. As of March 31, 2008, one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Preferred Shares, at Liquidation Value as a percentage of total investments is (34.9)%.

             (ETM)  Escrowed to maturity.

              (IF)  Inverse floating rate investment.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

NKO
Nuveen Insured New York Dividend Advantage Municipal Fund
Portfolio of INVESTMENTS
                                                      March 31, 2008 (Unaudited)

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.5% (2.3% OF TOTAL INVESTMENTS)

$       2,390   New York Counties Tobacco Trust II, Tobacco Settlement               6/11 at 101.00          BBB     $    2,255,778
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

        1,000   New York Counties Tobacco Trust III, Tobacco Settlement              6/13 at 100.00          BBB            993,330
                 Pass-Through Bonds, Series 2003, 5.750%, 6/01/33

          835   Puerto Rico, The Children's Trust Fund, Tobacco Settlement           5/12 at 100.00          BBB            796,790
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

------------------------------------------------------------------------------------------------------------------------------------
        4,225   Total Consumer Staples                                                                                    4,045,898
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 21.1% (13.8% OF TOTAL INVESTMENTS)

        4,000   Dormitory Authority of the State of New York, Insured Revenue          No Opt. Call          AAA          4,072,600
                 Bonds, Mount Sinai School of Medicine, Series 1994A,
                 5.150%, 7/01/24 - MBIA Insured

        1,280   Dormitory Authority of the State of New York, Insured Revenue        7/08 at 101.00          AAA          1,296,410
                 Bonds, New York Medical College, Series 1998,
                 5.000%, 7/01/21 - MBIA Insured

        1,000   Dormitory Authority of the State of New York, Lease Revenue            No Opt. Call          AA-          1,065,180
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

          140   Dormitory Authority of the State of New York, Lease Revenue          7/15 at 100.00          AAA            140,920
                 Bonds, State University Dormitory Facilities, Series 2004A,
                 5.000%, 7/01/29 - MBIA Insured

          920   Dormitory Authority of the State of New York, Lease Revenue          7/16 at 100.00          AAA            922,392
                 Bonds, State University Dormitory Facilities, Series 2006A,
                 5.000%, 7/01/31 - MBIA Insured

          240   Dormitory Authority of the State of New York, Revenue Bonds,         7/17 at 100.00           A3            234,216
                 Barnard College, Series 2007A, 5.000%, 7/01/37 -
                 FGIC Insured

          500   Dormitory Authority of the State of New York, Revenue Bonds,           No Opt. Call          AA-            558,290
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

        3,250   Dormitory Authority of the State of New York, Revenue Bonds,           No Opt. Call          AAA          3,805,393
                 New York University, Series 1998A, 6.000%, 7/01/18 -
                 MBIA Insured

        1,440   Madison County Industrial Development Agency, New York,              7/15 at 100.00          AAA          1,434,168
                 Civic Facility Revenue Bonds, Colgate University, Series 2005A,
                 5.000%, 7/01/40 - AMBAC Insured

                New York City Industrial Development Agency, New York, PILOT
                Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
        1,000    5.000%, 1/01/36 - AMBAC Insured                                     1/17 at 100.00          AAA            986,620
        1,060    5.000%, 1/01/46 - AMBAC Insured                                     1/17 at 100.00          AAA          1,031,846

                New York City Industrial Development Authority, New York, PILOT
                Revenue Bonds, Yankee Stadium Project, Series 2006:
          395    5.000%, 3/01/31 - FGIC Insured                                      9/16 at 100.00           A3            387,064
        2,210    5.000%, 3/01/36 - MBIA Insured                                      9/16 at 100.00          AAA          2,193,469
        1,920    4.500%, 3/01/39 - FGIC Insured                                      9/16 at 100.00           A3          1,708,128

        4,000   New York City Trust for Cultural Resources, New York,                7/12 at 100.00          AAA          4,004,960
                 Revenue Bonds, Museum of Modern Art, Series 2001D,
                 5.125%, 7/01/31 - AMBAC Insured

          330   New York State Dormitory Authority, Revenue Bonds,                   7/17 at 100.00          Aaa            331,432
                 New York University, Series 2007, 5.000%, 7/01/32 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       23,685   Total Education and Civic Organizations                                                                  24,173,088
------------------------------------------------------------------------------------------------------------------------------------


                                       49

NKO
Nuveen Insured New York Dividend Advantage Municipal Fund (continued)
Portfolio of INVESTMENTS March 31, 2008 (Unaudited)
    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE - 24.5% (16.0% OF TOTAL INVESTMENTS)

$       2,000   Dormitory Authority of the State of New York, FHA-Insured            8/08 at 101.00          AAA     $    1,960,220
                 Mortgage Hospital Revenue Bonds, New York and Presbyterian
                 Hospital, Series 1998, 4.750%, 8/01/27 - AMBAC Insured

        1,400   Dormitory Authority of the State of New York, FHA-Insured            8/12 at 100.00          AAA          1,429,596
                 Mortgage Hospital Revenue Bonds, St. Barnabas Hospital,
                 Series 2002A, 5.125%, 2/01/22 - AMBAC Insured

          785   Dormitory Authority of the State of New York, FHA-Insured            8/17 at 100.00          AAA            794,922
                 Mortgage Revenue Bonds, Hudson Valley Hospital Center,
                 Series 2007, 5.000%, 8/15/27 - FSA Insured

        9,800   Dormitory Authority of the State of New York, FHA-Insured            8/09 at 101.00          AAA          9,912,798
                 Mortgage Revenue Bonds, New York Hospital Medical
                 Center of Queens, Series 1999, 5.600%, 2/15/39 -
                 AMBAC Insured

        1,500   Dormitory Authority of the State of New York, FHA-Insured            2/15 at 100.00           A3          1,527,705
                 Revenue Bonds, Montefiore Medical Center, Series 2005,
                 5.000%, 2/01/22 - FGIC Insured

        2,050   Dormitory Authority of the State of New York, Hospital Revenue       7/09 at 101.00          AAA          2,110,045
                 Bonds, Catholic Health Services of Long Island Obligated
                 Group - St. Francis Hospital, Series 1999A, 5.500%, 7/01/22 -
                 MBIA Insured

          170   Dormitory Authority of the State of New York, Revenue Bonds,         7/09 at 101.00          AAA            174,979
                 Catholic Health Services of Long Island Obligated Group -
                 St. Charles Hospital and Rehabilitation Center, Series 1999A,
                 5.500%, 7/01/22 - MBIA Insured

          585   Dormitory Authority of the State of New York, Revenue Bonds,         7/17 at 100.00          AAA            595,676
                 Health Quest System Inc., Series 2007B, 5.250%, 7/01/27 -
                 AGC Insured

        1,725   Dormitory Authority of the State of New York, Revenue Bonds,         7/13 at 100.00          AAA          1,769,281
                 Memorial Sloan-Kettering Cancer Center, Series 2003-1,
                 5.000%, 7/01/21 - MBIA Insured

          910   Dormitory Authority of the State of New York, Revenue Bonds,         8/14 at 100.00          AAA            999,835
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

          600   Dormitory Authority of the State of New York, Revenue Bonds,         7/13 at 100.00         Baa1            605,382
                 South Nassau Communities Hospital, Series 2003B,
                 5.500%, 7/01/23

          700   Dormitory Authority of the State of New York, Revenue Bonds,         8/14 at 100.00          AAA            692,629
                 The New York and Presbyterian Hospital Project, Series 2007,
                 5.000%, 8/15/36 - FSA Insured

          690   New York City Health and Hospitals Corporation, New York,            2/12 at 100.00          AAA            747,236
                 Health System Revenue Bonds, Series 2002A,
                 5.500%, 2/15/17 - FSA Insured

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        1,500    5.250%, 2/15/21 - AMBAC Insured                                     2/13 at 100.00          AAA          1,558,620
        1,000    5.250%, 2/15/22 - AMBAC Insured                                     2/13 at 100.00          AAA          1,039,080

          395   New York State Dormitory Authority, Revenue Bonds,                     No Opt. Call           A3            398,911
                 North Shore Jewish Obligated Group, Series 2007A,
                 5.250%, 7/01/34 - FGIC Insured

                Suffolk County Industrial Development Agency, New York,
                Revenue Bonds, Huntington Hospital, Series 2002C:
          725    6.000%, 11/01/22                                                   11/12 at 100.00         Baa1            746,562
        1,045    5.875%, 11/01/32                                                   11/12 at 100.00         Baa1          1,050,350

------------------------------------------------------------------------------------------------------------------------------------
       27,580   Total Health Care                                                                                        28,113,827
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 3.7% (2.4% OF TOTAL INVESTMENTS)

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2002A:
        2,725    5.375%, 11/01/23 (Alternative Minimum Tax)                          5/12 at 100.00           AA          2,730,396
        1,375    5.500%, 11/01/34 (Alternative Minimum Tax)                          5/12 at 100.00           AA          1,341,189

          180   New York City, New York, Multifamily Housing Revenue Bonds,          1/17 at 100.00          AAA            154,921
                 Seaview Towers, Series 2006A, 4.750%, 7/15/39 -
                 AMBAC Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        4,280   Total Housing/Multifamily                                                                                 4,226,506
------------------------------------------------------------------------------------------------------------------------------------


                                       50

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.0% (0.6% OF TOTAL INVESTMENTS)

$       1,225   Syracuse Industrial Development Authority, New York,                 1/17 at 100.00           A-     $    1,110,818
                 PILOT Mortgage Revenue Bonds, Carousel Center Project,
                 Series 2007A, 5.000%, 1/01/36 - XLCA Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 2.7% (1.7% OF TOTAL INVESTMENTS)

          525   Dormitory Authority of the State of New York, GNMA                   2/17 at 103.00           AA            528,203
                 Collateralized Revenue Bonds, Cabrini of Westchester
                 Project, Series 2006, 5.200%, 2/15/41

                Dormitory Authority of the State of New York, GNMA
                Collateralized Revenue Bonds, Willow Towers Inc., Series 2002:
        1,000    5.250%, 2/01/22                                                     8/12 at 101.00          AAA          1,039,410
        1,500    5.400%, 2/01/34                                                     8/12 at 101.00          AAA          1,527,720

------------------------------------------------------------------------------------------------------------------------------------
        3,025   Total Long-Term Care                                                                                      3,095,333
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 14.6% (9.6% OF TOTAL INVESTMENTS)

                Buffalo, New York, General Obligation Bonds, Series 2002B:
        1,490    5.375%, 11/15/18 - MBIA Insured                                    11/12 at 100.00          AAA          1,562,652
        2,375    5.375%, 11/15/20 - MBIA Insured                                    11/12 at 100.00          AAA          2,465,250

        1,240   Canandaigua City School District, Ontario County, New York,          4/12 at 101.00          Aaa          1,349,628
                 General Obligation Refunding Bonds, Series 2002A,
                 5.375%, 4/01/17 - FSA Insured

        4,760   Hudson Yards Infrastructure Corporation, New York, Revenue           2/17 at 100.00           A3          4,603,920
                 Bonds, Series 2006A, 5.000%, 2/15/47 - FGIC Insured (UB)

        3,000   New York City, New York, General Obligation Bonds, Fiscal            3/11 at 101.00           AA          3,196,950
                 Series 2001H, 5.250%, 3/15/16 - FGIC Insured

           80   New York City, New York, General Obligation Bonds, Fiscal            3/12 at 100.00          AAA             81,678
                 Series 2002C, 5.125%, 3/15/25 - FSA Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2004E:
        1,700    5.000%, 11/01/19 - FSA Insured                                     11/14 at 100.00          AAA          1,815,430
        1,100    5.000%, 11/01/20 - FSA Insured                                     11/14 at 100.00          AAA          1,161,908

          525   New York City, New York, General Obligation Bonds, Fiscal            8/15 at 100.00          AAA            572,507
                 Series 2006C, 5.000%, 8/01/16 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       16,270   Total Tax Obligation/General                                                                             16,809,923
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 40.9% (26.7% OF TOTAL INVESTMENTS)

          250   Dormitory Authority of the State of New York, 853 Schools            7/08 at 101.00          AAA            253,418
                 Program Insured Revenue Bonds, Vanderheyden Hall Inc.,
                 Issue 2, Series 1998F, 5.250%, 7/01/18 - AMBAC Insured

        3,000   Dormitory Authority of the State of New York, Revenue Bonds,        10/12 at 100.00          AAA          3,090,480
                 School Districts Financing Program, Series 2002D,
                 5.250%, 10/01/23 - MBIA Insured

          160   Dormitory Authority of the State of New York, State Personal         3/15 at 100.00          AAA            168,893
                 Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 -
                 FSA Insured

                Erie County Industrial Development Agency, New York, School
                Facility Revenue Bonds, Buffalo City School District Project,
                Series 2008A:
          590    5.750%, 5/01/27 - FSA Insured                                       5/18 at 100.00          AAA            638,781
          190    5.750%, 5/01/28 - FSA Insured                                       5/18 at 100.00          AAA            204,759

          400   Erie County Industrial Development Agency, New York, School          5/12 at 100.00          AAA            431,508
                 Facility Revenue Bonds, Buffalo City School District,
                 Series 2003, 5.750%, 5/01/20 - FSA Insured

        2,485   Erie County Industrial Development Agency, New York, School          5/17 at 101.00          AAA          2,662,727
                 Facility Revenue Bonds, Buffalo City School District Project,
                 Series 2007A, 5.750%, 5/01/28 - FSA Insured (UB)

        2,290   Metropolitan Transportation Authority, New York, Dedicated Tax      11/12 at 100.00          AAA          2,367,494
                 Fund Bonds, Series 2002A, 5.250%, 11/15/25 - FSA Insured

        4,000   Metropolitan Transportation Authority, New York, State Service       7/12 at 100.00          AA-          4,027,080
                 Contract Refunding Bonds, Series 2002A, 5.000%, 7/01/25 -
                 FGIC Insured


                                       51

NKO
Nuveen Insured New York Dividend Advantage Municipal Fund (continued)
Portfolio of INVESTMENTS March 31, 2008 (Unaudited)
    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,000   Nassau County Interim Finance Authority, New York, Sales            11/13 at 100.00          AAA     $    1,048,060
                 Tax Secured Revenue Bonds, Series 2003A, 5.000%, 11/15/18 -
                 AMBAC Insured

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
        3,400    5.000%, 10/15/25 - MBIA Insured                                    10/14 at 100.00          AAA          3,474,052
        1,040    5.000%, 10/15/26 - MBIA Insured                                    10/14 at 100.00          AAA          1,058,543
          300    5.000%, 10/15/29 - AMBAC Insured                                   10/14 at 100.00          AAA            302,322

        2,500   New York City Transitional Finance Authority, New York,              1/17 at 100.00          AA-          2,513,950
                 Building Aid Revenue Bonds, Fiscal Series 2007S-2,
                 5.000%, 1/15/28 - FGIC Insured

        5,000   New York City Transitional Finance Authority, New York, Future      11/11 at 101.00          AAA          5,362,000
                 Tax Secured Bonds, Fiscal Series 2002B, 5.250%, 5/01/16 -
                 MBIA Insured

          890   New York City Transitional Finance Authority, New York, Future       8/12 at 100.00          AAA            927,264
                 Tax Secured Bonds, Fiscal Series 2003C, 5.250%, 8/01/21 -
                 AMBAC Insured

          500   New York City Transitional Finance Authority, New York, Future       2/14 at 100.00          Aa1            525,520
                 Tax Secured Bonds, Fiscal Series 2004C, 5.000%, 2/01/19 -
                 XLCA Insured

                New York Convention Center Development Corporation, Hotel
                Unit Fee Revenue Bonds, Series 2005:
          500    5.000%, 11/15/30 - AMBAC Insured                                   11/15 at 100.00          AAA            500,285
          430    5.000%, 11/15/44 - AMBAC Insured                                   11/15 at 100.00          AAA            423,296

                New York State Thruway Authority, Highway and Bridge Trust
                Fund Bonds, Second General, Series 2005B:
        2,625    5.500%, 4/01/20 - AMBAC Insured                                       No Opt. Call          AAA          2,946,195
          500    5.000%, 4/01/21 - AMBAC Insured                                    10/15 at 100.00          AAA            521,585

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        1,900    5.250%, 6/01/20 - AMBAC Insured                                     6/13 at 100.00          AAA          1,955,214
        1,000    5.250%, 6/01/22 - AMBAC Insured                                     6/13 at 100.00          AAA          1,021,220

          750   New York State Tobacco Settlement Financing Corporation,             6/13 at 100.00          AA-            776,633
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

        8,600   New York State Urban Development Corporation, Revenue                  No Opt. Call          AAA          9,686,782
                 Refunding Bonds, State Facilities, Series 1995,
                 5.700%, 4/01/20 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       44,300   Total Tax Obligation/Limited                                                                             46,888,061
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 13.1% (8.6% OF TOTAL INVESTMENTS)

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Refunding Bonds, Series 2002A:
        2,000    5.125%, 11/15/22 - FGIC Insured                                    11/12 at 100.00            A          2,029,040
        4,000    5.000%, 11/15/25 - FGIC Insured                                    11/12 at 100.00            A          3,999,760

          865   New York State Thruway Authority, General Revenue Bonds,             1/15 at 100.00          AAA            906,442
                 Series 2005F, 5.000%, 1/01/20 - AMBAC Insured

          350   New York State Thruway Authority, General Revenue Bonds,             7/15 at 100.00          AAA            352,300
                 Series 2005G, 5.000%, 1/01/30 - FSA Insured

          315   New York State Thruway Authority, General Revenue Bonds,             1/18 at 100.00          AA-            322,796
                 Series 2007H, 5.000%, 1/01/25 - FGIC Insured

           85   Niagara Frontier Airport Authority, New York, Airport Revenue        4/09 at 101.00          AAA             85,383
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)


                                       52

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

                Port Authority of New York and New Jersey, Consolidated Revenue
                Bonds, One Hundred Fortieth Series 2005:
$         500    5.000%, 12/01/19 - FSA Insured                                      6/15 at 101.00          AAA     $      536,600
        1,000    5.000%, 12/01/28 - XLCA Insured                                     6/15 at 101.00          AA-          1,009,450
          345    5.000%, 12/01/31 - XLCA Insured                                     6/15 at 101.00          AA-            345,731

        4,000   Port Authority of New York and New Jersey, Consolidated              8/08 at 101.00          AA-          4,065,680
                 Revenue Bonds, One Hundred Twenty-Fourth Series 2001,
                 5.000%, 8/01/11 - FGIC Insured (Alternative Minimum Tax)

          515   Port Authority of New York and New Jersey, One Hundred and           8/17 at 100.00          AAA            531,974
                 Forty Eighth Consolidated Revenue Bonds, RITES Trust 1516,
                 10.129%, 8/15/32 - FSA Insured (IF)

          780   Triborough Bridge and Tunnel Authority, New York, Subordinate          No Opt. Call          AAA            870,480
                 Lien General Purpose Revenue Refunding Bonds, Series 2002E,
                 5.500%, 11/15/20 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       14,755   Total Transportation                                                                                     15,055,636
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 12.4% (8.1% OF TOTAL INVESTMENTS) (4)

          220   Dormitory Authority of the State of New York, Improvement            8/09 at 101.00          AAA            232,252
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1999D, 5.250%, 2/15/29 (Pre-refunded 8/15/09) -
                 FSA Insured

          160   Dormitory Authority of the State of New York, Judicial Facilities      No Opt. Call          AAA            187,208
                 Lease Revenue Bonds, Suffolk County Issue, Series 1986,
                 7.375%, 7/01/16 (ETM)

          110   New York City Transitional Finance Authority, New York, Future       8/12 at 100.00          Aaa            120,747
                 Tax Secured Bonds, Fiscal Series 2003C, 5.250%, 8/01/21
                 (Pre-refunded 8/01/12) - AMBAC Insured

        3,170   New York City, New York, General Obligation Bonds, Fiscal            3/12 at 100.00          AAA          3,441,257
                 Series 2002C, 5.125%, 3/15/25 (Pre-refunded 3/15/12) -
                 FSA Insured

          665   New York State Housing Finance Agency, Construction Fund               No Opt. Call          AAA            722,436
                 Bonds, State University, Series 1986A, 8.000%, 5/01/11 (ETM)

        5,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,           7/10 at 101.00          AAA          5,375,250
                 Series 2000HH, 5.250%, 7/01/29 (Pre-refunded 7/01/10) -
                 FSA Insured

        2,575   Puerto Rico Infrastructure Financing Authority, Special             10/10 at 101.00          AAA          2,672,515
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40

        1,375   TSASC Inc., New York, Tobacco Asset-Backed Bonds,                    7/12 at 100.00          AAA          1,477,328
                 Series 2002-1, 5.500%, 7/15/24 (Pre-refunded 7/15/12)

------------------------------------------------------------------------------------------------------------------------------------
       13,275   Total U.S. Guaranteed                                                                                    14,228,993
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 12.6% (8.2% OF TOTAL INVESTMENTS)

        5,000   Long Island Power Authority, New York, Electric System               9/11 at 100.00          AAA          5,021,600
                 General Revenue Bonds, Series 2001A, 5.000%, 9/01/27 -
                 FSA Insured

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2006A:
        1,700    5.000%, 12/01/23 - FGIC Insured                                     6/16 at 100.00           A-          1,724,939
        1,300    5.000%, 12/01/25 - FGIC Insured                                     6/16 at 100.00           A-          1,306,838

          250   Long Island Power Authority, New York, Electric System General       6/16 at 100.00           A+            245,570
                 Revenue Bonds, Series 2006B, 5.000%, 12/01/35 - CIFG Insured

        5,000   New York State Energy Research and Development Authority,           11/08 at 102.00          AAA          5,032,200
                 Pollution Control Revenue Refunding Bonds, Niagara Mohawk
                 Power Corporation, Series 1998A, 5.150%, 11/01/25 -
                 AMBAC Insured

        1,090   Westchester County Industrial Development Agency,                    7/08 at 100.00          BBB          1,094,458
                 Westchester County, New York, Resource Recovery Revenue
                 Bonds, RESCO Company, Series 1996, 5.500%, 7/01/09
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       14,340   Total Utilities                                                                                          14,425,605
------------------------------------------------------------------------------------------------------------------------------------


                                       53

NKO
Nuveen Insured New York Dividend Advantage Municipal Fund (continued)
Portfolio of INVESTMENTS March 31, 2008 (Unaudited)
    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 3.0% (2.0% OF TOTAL INVESTMENTS)

$       1,140   New York City Municipal Water Finance Authority, New York,           6/16 at 100.00          AAA     $    1,141,436
                 Water and Sewerage System Revenue Bonds, Series 2006B,
                 5.000%, 6/15/36 - MBIA Insured

        2,295   Suffolk County Water Authority, New York, Waterworks Revenue         6/15 at 100.00          AAA          2,318,248
                 Bonds, Series 2005C, 5.000%, 6/01/28 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        3,435   Total Water and Sewer                                                                                     3,459,684
------------------------------------------------------------------------------------------------------------------------------------
$     170,395   Total Investments (cost $173,430,079) - 153.1%                                                          175,633,372
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (4.2)%                                                                       (4,830,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 4.3%                                                                      4,945,845
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.2)% (5)                                                    (61,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  114,749,217
                ====================================================================================================================

                    As of March 31, 2008, at least 80% of the Fund's net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or
                    (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, Standard & Poor's or Fitch) or unrated but judged to be of comparable quality by the Adviser.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The Portfolio of Investments reflects the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of March 31, 2008. During March 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured, FGIC-insured and XLCA-insured bonds. Subsequent to March 31, 2008, at least one rating agency reduced the rating for MBIA-insured bonds to AA. As of March 31, 2008, one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.

               (5) Preferred Shares, at Liquidation Value as a percentage of total investments is (34.7)%.

             (ETM)  Escrowed to maturity.

              (IF)  Inverse floating rate investment.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

NRK
Nuveen Insured New York Tax-Free Advantage Municipal Fund
Portfolio of INVESTMENTS
                                                      March 31, 2008 (Unaudited)

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.6% (2.3% OF TOTAL INVESTMENTS)

$       1,500   New York Counties Tobacco Trust III, Tobacco Settlement              6/13 at 100.00          BBB     $    1,489,995
                 Pass-Through Bonds, Series 2003, 5.750%, 6/01/33

          335   Puerto Rico, The Children's Trust Fund, Tobacco Settlement           5/12 at 100.00          BBB            319,670
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

------------------------------------------------------------------------------------------------------------------------------------
        1,835   Total Consumer Staples                                                                                    1,809,665
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 24.0% (15.6% OF TOTAL INVESTMENTS)

        2,000   Dormitory Authority of the State of New York, Insured                9/12 at 100.00           AA          1,868,980
                 Revenue Bonds, Long Island University, Series 2003A,
                 5.000%, 9/01/32 - RAAI Insured

        2,000   Dormitory Authority of the State of New York, Insured Revenue          No Opt. Call          AAA          2,036,300
                 Bonds, Mount Sinai School of Medicine, Series 1994A,
                 5.150%, 7/01/24 - MBIA Insured

        1,000   Dormitory Authority of the State of New York, Lease Revenue            No Opt. Call          AA-          1,065,180
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

          410   Dormitory Authority of the State of New York, Lease Revenue          7/16 at 100.00          AAA            411,066
                 Bonds, State University Dormitory Facilities, Series 2006A,
                 5.000%, 7/01/31 - MBIA Insured

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,         7/13 at 100.00           AA            932,130
                 Mount St. Mary College, Series 2003, 5.000%, 7/01/32 -
                 RAAI Insured

        2,500   Dormitory Authority of the State of New York, Revenue Bonds,         7/12 at 100.00          Aaa          2,591,775
                 Rochester Institute of Technology, Series 2002A,
                 5.250%, 7/01/22 - AMBAC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Rochester Institute of Technology, Series 2006A:
          100    5.250%, 7/01/20 - AMBAC Insured                                       No Opt. Call          Aaa            108,817
           80    5.250%, 7/01/21 - AMBAC Insured                                       No Opt. Call          Aaa             86,474

          630   Madison County Industrial Development Agency, New York,              7/15 at 100.00          AAA            627,449
                 Civic Facility Revenue Bonds, Colgate University, Series 2005A,
                 5.000%, 7/01/40 - AMBAC Insured

                New York City Industrial Development Authority, New York, PILOT
                Revenue Bonds, Yankee Stadium Project, Series 2006:
          170    5.000%, 3/01/31 - FGIC Insured                                      9/16 at 100.00           A3            166,585
        1,425    5.000%, 3/01/36 - MBIA Insured                                      9/16 at 100.00          AAA          1,414,341
          840    4.500%, 3/01/39 - FGIC Insured                                      9/16 at 100.00           A3            747,306

------------------------------------------------------------------------------------------------------------------------------------
       12,155   Total Education and Civic Organizations                                                                  12,056,403
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 23.7% (15.4% OF TOTAL INVESTMENTS)

        2,000   Dormitory Authority of the State of New York, FHA-Insured            2/13 at 100.00          AAA          2,002,420
                 Mortgage Hospital Revenue Bonds, Lutheran Medical Center,
                 Series 2003, 5.000%, 8/01/31 - MBIA Insured

        3,000   Dormitory Authority of the State of New York, FHA-Insured            8/12 at 100.00          AAA          3,003,270
                 Mortgage Hospital Revenue Bonds, St. Barnabas Hospital,
                 Series 2002A, 5.000%, 2/01/31 - AMBAC Insured

          345   Dormitory Authority of the State of New York, FHA-Insured            8/17 at 100.00          AAA            349,361
                 Mortgage Revenue Bonds, Hudson Valley Hospital Center,
                 Series 2007, 5.000%, 8/15/27 - FSA Insured

        1,000   Dormitory Authority of the State of New York, FHA-Insured            2/15 at 100.00           A3          1,018,470
                 Revenue Bonds, Montefiore Medical Center, Series 2005,
                 5.000%, 2/01/22 - FGIC Insured

          255   Dormitory Authority of the State of New York, Revenue Bonds,         7/17 at 100.00          AAA            255,258
                 Health Quest System Inc., Series 2007B, 5.125%, 7/01/37 -
                 AGC Insured


                                       55

NRK
Nuveen Insured New York Tax-Free Advantage Municipal Fund (continued)
Portfolio of INVESTMENTS March 31, 2008 (Unaudited)
    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$          25   Dormitory Authority of the State of New York, Revenue Bonds,         7/13 at 100.00          AAA     $       25,642
                 Memorial Sloan-Kettering Cancer Center, Series 2003-1,
                 5.000%, 7/01/21 - MBIA Insured

          810   Dormitory Authority of the State of New York, Revenue Bonds,         8/14 at 100.00          AAA            889,963
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

          750   Dormitory Authority of the State of New York, Revenue Bonds,         7/13 at 100.00         Baa1            756,728
                 South Nassau Communities Hospital, Series 2003B,
                 5.500%, 7/01/23

          305   Dormitory Authority of the State of New York, Revenue Bonds,         8/14 at 100.00          AAA            301,788
                 The New York and Presbyterian Hospital Project, Series 2007,
                 5.000%, 8/15/36 - FSA Insured

          500   New York City Health and Hospitals Corporation, New York,            2/12 at 100.00          AAA            541,475
                 Health System Revenue Bonds, Series 2002A,
                 5.500%, 2/15/17 - FSA Insured

        2,640   New York City Health and Hospitals Corporation, New York,            2/13 at 100.00          AAA          2,743,171
                 Health System Revenue Bonds, Series 2003A,
                 5.250%, 2/15/21 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       11,630   Total Health Care                                                                                        11,887,546
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 0.6% (0.4% OF TOTAL INVESTMENTS)

          300   Dormitory Authority of the State of New York, GNMA                   2/17 at 103.00           AA            301,830
                 Collateralized Revenue Bonds, Cabrini of Westchester Project,
                 Series 2006, 5.200%, 2/15/41
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 9.3% (6.0% OF TOTAL INVESTMENTS)

        2,055   Hudson Yards Infrastructure Corporation, New York, Revenue           2/17 at 100.00           A3          1,987,617
                 Bonds, Series 2006A, 5.000%, 2/15/47 - FGIC Insured (UB)

        2,155   New York City, New York, General Obligation Bonds, Fiscal            8/08 at 101.00          AAA          2,172,973
                 Series 1998H, 5.125%, 8/01/25 - MBIA Insured

          250   New York City, New York, General Obligation Bonds, Fiscal           11/14 at 100.00          AAA            266,975
                 Series 2004E, 5.000%, 11/01/19 - FSA Insured

          225   New York City, New York, General Obligation Bonds, Fiscal            8/15 at 100.00          AAA            245,360
                 Series 2006C, 5.000%, 8/01/16 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,685   Total Tax Obligation/General                                                                              4,672,925
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 46.6% (30.2% OF TOTAL INVESTMENTS)

        2,695   Buffalo Fiscal Stability Authority, New York, Sales Tax Revenue        No Opt. Call          AAA          2,959,622
                 State Aid Secured Bonds, Series 2004A, 5.250%, 8/15/12 -
                 MBIA Insured

        3,000   Dormitory Authority of the State of New York, Revenue Bonds,        10/12 at 100.00          AAA          3,090,480
                 School Districts Financing Program, Series 2002D,
                 5.250%, 10/01/23 - MBIA Insured

        1,085   Erie County Industrial Development Agency, New York, School          5/17 at 101.00          AAA          1,162,599
                 Facility Revenue Bonds, Buffalo City School District Project,
                 Series 2007A, 5.750%, 5/01/28 - FSA Insured (UB)

          340   Erie County Industrial Development Agency, New York, School          5/18 at 100.00          AAA            368,111
                 Facility Revenue Bonds, Buffalo City School District Project,
                 Series 2008A, 5.750%, 5/01/27 - FSA Insured

        1,000   Metropolitan Transportation Authority, New York, State Service       7/12 at 100.00          AA-          1,006,770
                 Contract Refunding Bonds, Series 2002A, 5.000%, 7/01/25 -
                 FGIC Insured

          560   Monroe Newpower Corporation, New York, Power Facilities              1/13 at 102.00          BBB            498,994
                 Revenue Bonds, Series 2003, 5.500%, 1/01/34

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
          610    5.000%, 10/15/25 - MBIA Insured                                    10/14 at 100.00          AAA            623,286
          555    5.000%, 10/15/26 - MBIA Insured                                    10/14 at 100.00          AAA            564,896

          740   New York City Transitional Finance Authority, New York,              1/17 at 100.00          AA-            744,129
                 Building Aid Revenue Bonds, Fiscal Series 2007S-2,
                 5.000%, 1/15/28 - FGIC Insured

        3,000   New York City Transitional Finance Authority, New York,              8/12 at 100.00          AAA          3,143,430
                 Future Tax Secured Bonds, Fiscal Series 2003C,
                 5.250%, 8/01/18 - AMBAC Insured


                                       56

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       2,000   New York City Transitional Finance Authority, New York,              2/13 at 100.00          AAA     $    2,048,640
                 Future Tax Secured Refunding Bonds, Fiscal Series 2003D,
                 5.000%, 2/01/22 - MBIA Insured

          845   New York Convention Center Development Corporation,                 11/15 at 100.00          AAA            831,826
                 Hotel Unit Fee Revenue Bonds, Series 2005, 5.000%, 11/15/44 -
                 AMBAC Insured

        1,290   New York State Environmental Facilities Corporation, State           1/13 at 100.00          AAA          1,314,458
                 Personal Income Tax Revenue Bonds, Series 2002A,
                 5.000%, 1/01/23 - FGIC Insured

          950   New York State Thruway Authority, Highway and Bridge Trust             No Opt. Call          AAA          1,066,242
                 Fund Bonds, Second General, Series 2005B, 5.500%, 4/01/20 -
                 AMBAC Insured

        1,200   New York State Tobacco Settlement Financing Corporation,             6/13 at 100.00          AAA          1,234,872
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 -
                 AMBAC Insured

          750   New York State Tobacco Settlement Financing Corporation,             6/13 at 100.00          AA-            776,633
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

        1,860   New York State Urban Development Corporation, Service                  No Opt. Call          AA-          1,967,378
                 Contract Revenue Bonds, Correctional and Youth Facilities,
                 Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

------------------------------------------------------------------------------------------------------------------------------------
       22,480   Total Tax Obligation/Limited                                                                             23,402,366
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 12.9% (8.4% OF TOTAL INVESTMENTS)

        1,000   Metropolitan Transportation Authority, New York, Transportation     11/12 at 100.00            A            999,940
                 Revenue Refunding Bonds, Series 2002A, 5.000%, 11/15/25 -
                 FGIC Insured

        1,875   New York State Thruway Authority, General Revenue Bonds,             1/15 at 100.00          AAA          1,964,831
                 Series 2005F, 5.000%, 1/01/20 - AMBAC Insured

          140   New York State Thruway Authority, General Revenue Bonds,             1/18 at 100.00          AA-            143,465
                 Series 2007H, 5.000%, 1/01/25 - FGIC Insured

        3,030   Port Authority of New York and New Jersey, Consolidated             11/12 at 101.00          AAA          3,154,927
                 Revenue Bonds, One Hundred Twenty-Eighth Series 2002,
                 5.000%, 11/01/22 - FSA Insured

          225   Port Authority of New York and New Jersey, One Hundred and           8/17 at 100.00          AAA            232,416
                 Forty Eighth Consolidated Revenue Bonds, RITES Trust 1516,
                 10.129%, 8/15/32 - FSA Insured (IF)

------------------------------------------------------------------------------------------------------------------------------------
        6,270   Total Transportation                                                                                      6,495,579
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 28.1% (18.2% OF TOTAL INVESTMENTS) (4)

        1,185   Dormitory Authority of the State of New York, FHA-Insured            2/13 at 102.00          Aaa          1,325,375
                 Nursing Home Mortgage Revenue Bonds, Shorefront Jewish
                 Geriatric Center Inc., Series 2002, 5.200%, 2/01/32
                 (Pre-refunded 2/01/13)

          145   Dormitory Authority of the State of New York, Improvement            8/09 at 101.00          AAA            153,075
                 Revenue Bonds, Mental Health Services Facilities, Series 1999D,
                 5.250%, 2/15/29 (Pre-refunded 8/15/09) - FSA Insured

          395   Dormitory Authority of the State of New York, Lease Revenue          7/09 at 101.00          AAA            415,441
                 Bonds, State University Dormitory Facilities, Series 1999B,
                 5.125%, 7/01/28 (Pre-refunded 7/01/09) - MBIA Insured

          500   Dormitory Authority of the State of New York, Revenue Bonds,         5/13 at 100.00          Aaa            556,710
                 North Shore Long Island Jewish Group, Series 2003,
                 5.375%, 5/01/23 (Pre-refunded 5/01/13)

          100   Erie County Water Authority, New York, Water Revenue Bonds,            No Opt. Call          AAA            112,527
                 Series 1990B, 6.750%, 12/01/14 - AMBAC Insured (ETM)

          245   New York City, New York, General Obligation Bonds, Fiscal            8/08 at 101.00          AAA            250,204
                 Series 1998H, 5.125%, 8/01/25 (Pre-refunded 8/01/08) -
                 MBIA Insured

        3,500   New York State Thruway Authority, Highway and Bridge Trust           4/12 at 100.00          AAA          3,786,018
                 Fund Bonds, Series 2002B, 5.000%, 4/01/20 (Pre-refunded
                 4/01/12) - AMBAC Insured

          500   New York State Urban Development Corporation, State Personal         3/13 at 100.00          AAA            558,935
                 Income Tax Revenue Bonds, State Facilities and Equipment,
                 Series 2002C-1, 5.500%, 3/15/21 (Pre-refunded 3/15/13) -
                 FGIC Insured

        2,000   Power Authority of the State of New York, General Revenue           11/12 at 100.00      Aa2 (4)          2,185,660
                 Bonds, Series 2002A, 5.000%, 11/15/20
                 (Pre-refunded 11/15/12)


                                       57

NRK
Nuveen Insured New York Tax-Free Advantage Municipal Fund (continued)
Portfolio of INVESTMENTS March 31, 2008 (Unaudited)
    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                      PROVISIONS (2)      RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       2,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,           7/10 at 101.00          AAA     $    2,150,100
                 Series 2000HH, 5.250%, 7/01/29 (Pre-refunded 7/01/10) -
                 FSA Insured

        1,975   Triborough Bridge and Tunnel Authority, New York, General            1/12 at 100.00          AAA          2,136,200
                 Purpose Revenue Bonds, Series 2002A, 5.125%, 1/01/31
                 (Pre-refunded 1/01/12) - MBIA Insured

          450   TSASC Inc., New York, Tobacco Flexible Amortization Bonds,           7/09 at 101.00          AAA            479,511
                 Series 1999-1, 6.250%, 7/15/34 (Mandatory put 7/15/24)
                 (Pre-refunded 7/15/09)

------------------------------------------------------------------------------------------------------------------------------------
       12,995   Total U.S. Guaranteed                                                                                    14,109,756
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 4.5% (2.9% OF TOTAL INVESTMENTS)

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2006A:
        1,130    5.000%, 12/01/23 - FGIC Insured                                     6/16 at 100.00           A-          1,146,577
          870    5.000%, 12/01/25 - FGIC Insured                                     6/16 at 100.00           A-            874,576

          125   Long Island Power Authority, New York, Electric System General       6/16 at 100.00           A+            122,785
                 Revenue Bonds, Series 2006B, 5.000%, 12/01/35 - CIFG Insured

          110   Power Authority of the State of New York, General Revenue           11/15 at 100.00          Aa2            116,199
                 Bonds, Series 2006A, 5.000%, 11/15/19 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        2,235   Total Utilities                                                                                           2,260,137
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 1.0% (0.6% OF TOTAL INVESTMENTS)

          495   New York City Municipal Water Finance Authority, New York,           6/16 at 100.00          AAA            495,624
                 Water and Sewerage System Revenue Bonds, Series 2006B,
                 5.000%, 6/15/36 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
$      75,080   Total Investments (cost $76,587,523) - 154.3%                                                            77,491,831
==============----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (4.2)%                                                                       (2,095,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.7%                                                                      1,824,935
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.8)% (5)                                                    (27,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   50,221,766
                ====================================================================================================================

                    As of March 31, 2008, at least 80% of the Fund's net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or
                    (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, Standard & Poor's or Fitch) or unrated but judged to be of comparable quality by the Adviser.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The Portfolio of Investments reflects the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of March 31, 2008. During March 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured, FGIC-insured and XLCA-insured bonds. Subsequent to March 31, 2008, at least one rating agency reduced the rating for MBIA-insured bonds to AA. As of March 31, 2008, one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Preferred Shares, at Liquidation Value as a percentage of total investments is (34.8)%.

             (ETM)  Escrowed to maturity.

              (IF)  Inverse floating rate investment.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                      Statement of
                      ASSETS & LIABILITIES
                                                      March 31, 2008 (Unaudited)

                                                                                            INSURED         INSURED         INSURED
                                        NEW YORK         NEW YORK         NEW YORK         NEW YORK        NEW YORK        NEW YORK
                                     INVESTMENT            SELECT          QUALITY          PREMIUM        DIVIDEND        TAX-FREE
                                         QUALITY          QUALITY           INCOME           INCOME       ADVANTAGE       ADVANTAGE
                                           (NQN)            (NVN)            (NUN)            (NNF)           (NKO)           (NRK)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $396,722,595,
   $520,688,754, $535,224,836,
   $184,312,085, $173,430,079 and
   $76,587,523, respectively)       $401,330,400     $530,543,798     $543,594,480     $185,980,841    $175,633,372     $77,491,831
Cash                                          --               --        2,930,496        1,789,102       2,828,726       1,069,848
Receivables:
   Interest                            5,672,558        7,371,550        7,302,402        2,616,427       2,544,195         989,780
   Investments sold                    1,767,500        7,827,500               --               --          95,000              --
Other assets                              45,488           57,356           52,255           10,749           2,148             701
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                   408,815,946      545,800,204      553,879,633      190,397,119     181,103,441      79,552,160
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                           857,067          898,718               --               --              --              --
Floating rate obligations             10,910,000       14,635,000       14,845,000        5,080,000       4,830,000       2,095,000
Unrealized depreciation on forward swaps      --               --          313,122               --              --              --
Accrued expenses:
   Management fees                       208,501          276,711          281,050           98,708          56,905          25,872
   Other                                 103,156          130,824          157,494           35,814          28,640          17,839
Common share dividends payable           759,093        1,031,322        1,036,076          359,792         417,096         182,129
Preferred share dividends payable         52,812           81,426           83,124           38,256          21,583           9,554
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities               12,890,629       17,054,001       16,715,866        5,612,570       5,354,224       2,330,394
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at
   liquidation value                 144,000,000      193,000,000      197,000,000       65,000,000      61,000,000      27,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares                    $251,925,317     $335,746,203     $340,163,767     $119,784,549    $114,749,217     $50,221,766
====================================================================================================================================
Common shares outstanding             17,601,933       23,310,802       23,904,439        8,329,215       7,964,131       3,513,360
====================================================================================================================================
Net asset value per Common share
   outstanding (net assets
   applicable to Common
   shares, divided by Common
   shares outstanding)              $      14.31     $      14.40     $      14.23     $      14.38    $      14.41     $     14.29
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value
   per share                        $    176,019     $    233,108     $    239,044     $     83,292    $     79,641     $    35,134
Paid-in surplus                      247,294,408      326,211,519      332,689,767      118,406,390     113,014,433      49,509,303
Undistributed
   (Over-distribution of)
   net investment income                 143,769         (490,135)        (596,048)        (169,931)       (169,726)        (25,088)
Accumulated net realized
   gain (loss) from investments
   and derivative transactions          (296,684)         (63,333)        (225,518)        (203,958)       (378,424)       (201,891)
Net unrealized appreciation
   (depreciation) of investments
   and derivative transactions         4,607,805        9,855,044        8,056,522        1,668,756       2,203,293         904,308
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares                    $251,925,317     $335,746,203     $340,163,767     $119,784,549    $114,749,217     $50,221,766
====================================================================================================================================
Authorized shares:
   Common                            200,000,000      200,000,000      200,000,000      200,000,000       Unlimited       Unlimited
   Preferred                           1,000,000        1,000,000        1,000,000        1,000,000       Unlimited       Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                      Statement of
                      OPERATIONS
                                     Six Months Ended March 31, 2008 (Unaudited)

                                                                                          INSURED           INSURED         INSURED
                                    NEW YORK          NEW YORK          NEW YORK         NEW YORK          NEW YORK        NEW YORK
                                 INVESTMENT            SELECT           QUALITY          PREMIUM           DIVIDEND        TAX-FREE
                                     QUALITY           QUALITY            INCOME           INCOME         ADVANTAGE       ADVANTAGE
                                       (NQN)             (NVN)             (NUN)            (NNF)             (NKO)           (NRK)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                $ 9,687,207       $13,001,324       $13,023,453      $ 4,469,398       $ 4,317,359      $1,813,778
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                    1,252,774         1,668,323         1,693,075          594,179           566,356         249,145
Preferred shares - auction fees      180,001           241,251           246,250           81,250            76,251          33,751
Preferred shares - dividend
   disbursing agent fees              14,977            14,982            19,952            9,982             4,989           5,007
Shareholders' servicing agent
   fees and expenses                  15,121            15,952            15,484            5,871               799             426
Interest expense on floating
   rate obligations                  169,697           227,636           230,904           79,016            75,127          32,586
Custodian's fees and expenses         65,066            73,064            79,310           25,877            27,232          11,355
Directors'/Trustees' fees
   and expenses                        3,787             4,796             4,721            1,866             1,676             770
Professional fees                     13,133            18,475            15,590            9,588             6,731           4,149
Shareholders' reports - printing
   and mailing expenses               20,051            26,033            27,366           10,109            10,432           6,269
Stock exchange listing fees            4,721             4,721             4,721            4,721               451             199
Investor relations expense            15,657            20,887            21,181            7,357             6,997           3,151
Portfolio insurance expense               --               813                --               --                --              --
Other expenses                        22,988            18,973            19,477            8,071             7,465           5,672
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before
   custodian fee credit
   and expense reimbursement       1,777,973         2,335,906         2,378,031          837,887           784,506         352,480
   Custodian fee credit              (20,313)          (38,538)          (46,251)         (14,063)          (15,970)         (6,566)
   Expense reimbursement                  --                --                --               --          (224,395)       (104,666)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                       1,757,660         2,297,368         2,331,780          823,824           544,141         241,248
------------------------------------------------------------------------------------------------------------------------------------
Net investment income              7,929,547        10,703,956        10,691,673        3,645,574         3,773,218       1,572,530
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
   Investments                         2,905           337,903          (211,465)         (50,569)         (378,365)       (224,682)
   Forward swaps                          --                --                --               --                --         135,865
Change in net unrealized
   appreciation (depreciation) of:
   Investments                    (7,984,770)      (13,573,262)      (12,324,574)      (4,108,017)       (3,849,971)     (1,135,262)
   Forward swaps                          --                --          (279,516)              --                --         (21,078)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
   gain (loss)                    (7,981,865)      (13,235,359)      (12,815,555)      (4,158,586)       (4,228,336)     (1,245,157)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income        (2,463,784)       (3,312,739)       (3,507,360)      (1,134,917)       (1,002,997)       (427,382)
From accumulated net
   realized gains                         --           (86,393)         (107,456)              --           (79,056)         (2,095)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   applicable to
   Common shares from
   distributions to
   Preferred shareholders         (2,463,784)       (3,399,132)       (3,614,816)      (1,134,917)       (1,082,053)       (429,477)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations               $(2,516,102)     $ (5,930,535)     $ (5,738,698)     $(1,647,929)      $(1,537,171)     $ (102,104)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                      Statement of
                      CHANGES in NET ASSETS (Unaudited)

                                           NEW YORK                           NEW YORK                           NEW YORK
                                   INVESTMENT QUALITY (NQN)             SELECT QUALITY (NVN)                QUALITY INCOME (NUN)
                                -----------------------------      -----------------------------      ------------------------------
                                  SIX MONTHS                          SIX MONTHS                         SIX MONTHS
                                       ENDED       YEAR ENDED             ENDED       YEAR ENDED             ENDED       YEAR ENDED
                                     3/31/08          9/30/07           3/31/08          9/30/07           3/31/08          9/30/07
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income            $ 7,929,547     $ 15,801,778      $ 10,703,956     $ 21,481,130      $ 10,691,673     $ 21,409,900
Net realized gain (loss) from:
   Investments                         2,905         (289,832)          337,903          (70,227)         (211,465)         489,723
   Forward swaps                          --               --                --               --                --               --
Change in net
   unrealized appreciation
   (depreciation) of:
   Investments                    (7,984,770)      (5,068,948)      (13,573,262)      (8,612,656)      (12,324,574)      (8,923,129)
   Forward swaps                          --               --                --               --          (279,516)         (33,606)
Distributions to
   Preferred Shareholders:
   From net investment income     (2,463,784)       (4,510,422)      (3,312,739)      (6,304,083)       (3,507,360)      (6,627,607)
   From accumulated net
     realized gains                       --          (286,874)         (86,393)        (213,591)         (107,456)        (264,550)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                (2,516,102)        5,645,702        (5,930,535)      6,280,573         (5,738,698)      6,050,731
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income        (5,494,835)      (11,824,817)       (7,418,092)    (16,441,617)        (7,315,545)    (15,623,437)
From accumulated net realized gains       --        (1,259,452)         (221,453)       (754,478)          (248,604)       (950,942)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders         (5,494,835)      (13,084,269)       (7,639,545)    (17,196,095)        (7,564,149)    (16,574,379)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Repurchased                      (287,803)       (1,323,079)          (71,952)     (1,641,093)           (96,929)     (2,318,030)
   Net proceeds from shares issued
      to shareholders due to
      reinvestment of distributions       --                --                --              --                 --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from capital share transactions  (287,803)       (1,323,079)         (71,952)      (1,641,093)           (96,929)     (2,318,030)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common shares    (8,298,740)       (8,761,646)      (13,642,032)    (12,556,615)       (13,399,776)    (12,841,678)
Net assets applicable
   to Common shares
   at the beginning of period    260,224,057       268,985,703       349,388,235     361,944,850        353,563,543     366,405,221
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares at the
   end of period                $251,925,317      $260,224,057      $335,746,203    $349,388,235       $340,163,767    $353,563,543
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                $    143,769      $    172,841      $   (490,135)   $   (463,260)      $   (596,048)   $   (464,816)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                      Statement of
                      CHANGES in NET ASSETS (continued) (Unaudited)

                                       INSURED NEW YORK                     INSURED NEW YORK                   INSURED NEW YORK
                                     PREMIUM INCOME (NNF)               DIVIDEND ADVANTAGE (NKO)           TAX-FREE ADVANTAGE (NRK)
                                -----------------------------      -----------------------------      ------------------------------
                                 SIX MONTHS                          SIX MONTHS                         SIX MONTHS
                                      ENDED        YEAR ENDED             ENDED       YEAR ENDED             ENDED       YEAR ENDED
                                    3/31/08           9/30/07           3/31/08          9/30/07           3/31/08          9/30/07
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income           $ 3,645,574       $ 7,270,449       $  3,773,218     $ 7,538,142       $ 1,572,530      $ 3,186,788
Net realized gain (loss) from:
   Investments                      (50,569)         (100,953)          (378,365)        290,925          (224,682)          14,123
   Forward swaps                         --                --                 --              --           135,865               --
Change in net unrealized
   appreciation (depreciation) of:
   Investments                   (4,108,017)       (2,681,117)        (3,849,971)     (2,914,384)       (1,135,262)      (1,018,278)
   Forward swaps                         --                --                 --              --           (21,078)          21,078
Distributions to
   Preferred Shareholders:
   From net investment income    (1,134,917)       (2,107,436)        (1,002,997)     (2,085,917)         (427,382)        (815,059)
   From accumulated
      net realized gains                 --           (78,002)           (79,056)        (22,551)           (2,095)         (10,487)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations               (1,647,929)        2,302,941         (1,537,171)      2,806,215          (102,104)       1,378,165
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income       (2,523,752)       (5,597,338)        (2,628,163)     (5,763,556)       (1,148,869)      (2,297,570)
From accumulated net
   realized gains                        --          (295,581)          (216,624)        (83,553)           (5,973)         (34,075)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   applicable to
   Common shares
   from distributions
   to Common shareholders        (2,523,752)       (5,892,919)        (2,844,787)     (5,847,109)       (1,154,842)      (2,331,645)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Repurchased                           --                --                 --              --                --               --
   Net proceeds from shares issued
      to shareholders due to
      reinvestment of distributions      --                --                 --          94,153                --            7,613
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from capital share transactions       --                --                 --          94,153                --            7,613
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to
   Common shares                 (4,171,681)       (3,589,978)        (4,381,958)     (2,946,741)       (1,256,946)        (945,867)
Net assets applicable to
   Common shares at the
   beginning of period          123,956,230       127,546,208        119,131,175     122,077,916        51,478,712       52,424,579
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares at the
   end of period               $119,784,549      $123,956,230       $114,749,217    $119,131,175       $50,221,766      $51,478,712
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period               $   (169,931)     $   (156,836)      $   (169,726)   $   (311,784)      $   (25,088)     $   (21,367)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
FINANCIAL STATEMENTS (Unaudited)


1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen New York Investment Quality Municipal Fund, Inc.
(NQN), Nuveen New York Select Quality Municipal Fund, Inc. (NVN), Nuveen New York Quality Income Municipal Fund, Inc. (NUN), Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF), Nuveen Insured New York Dividend Advantage Municipal Fund (NKO) and Nuveen Insured New York Tax-Free Advantage Municipal Fund (NRK) (collectively, the "Funds"). All of the Funds' Common shares trade on the New York Stock Exchange, with the exception of Insured New York Dividend Advantage's (NKO) Common shares and Insured New York Tax-Free Advantage's (NRK) Common shares, which trade on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and New York state income taxes, and in the case of Insured New York Tax-Free Advantage (NRK) the alternative minimum tax applicable to individuals, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of New York or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund's Board of Directors/Trustees. If the pricing service is unable to supply a price for a municipal bond or forward swap contract, each Fund may use market quotes provided by major broker/dealers in such investments. If it is determined that the market price for an investment or derivative instrument is unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish fair value in accordance with procedures established in good faith by the Board of Directors/Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At March 31, 2008, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)


Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and New York state income taxes, and in the case of Insured New York Tax-Free Advantage (NRK) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Effective March 31, 2008, the Funds adopted Financial Accounting Standards Board
(FASB) Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than-not" (i.e., a greater than 50-percent likelihood) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Implementation of FIN 48 required management of the Funds to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). The Funds have no examinations in progress.

For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds has reviewed all tax positions taken or expected to be taken in the preparation of the Funds' tax returns and concluded the adoption of FIN 48 resulted in no impact to the Funds' net assets or results of operations as of and during the six months ended March 31, 2008.

The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one or more Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                                                 INSURED      INSURED      INSURED
                                        NEW YORK      NEW YORK     NEW YORK     NEW YORK     NEW YORK     NEW YORK
                                      INVESTMENT        SELECT      QUALITY      PREMIUM     DIVIDEND     TAX-FREE
                                         QUALITY       QUALITY       INCOME       INCOME    ADVANTAGE    ADVANTAGE
                                           (NQN)         (NVN)        (NUN)        (NNF)        (NKO)        (NRK)
------------------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                                  960            --        2,200        1,320           --           --
   Series T                                2,400         1,720           --        1,280           --           --
   Series W                                   --         2,400        2,200           --           --           --
   Series TH                                  --         3,600        2,400           --        2,440        1,080
   Series F                                2,400            --        1,080           --           --           --
------------------------------------------------------------------------------------------------------------------
Total                                      5,760         7,720        7,880        2,600        2,440        1,080
==================================================================================================================

Insurance

During the six months ended March 31, 2008, New York Investment Quality (NQN), New York Select Quality (NVN), New York Quality Income (NUN) and Insured New York Premium Income (NNF) invested only in municipal securities which were either covered by insurance or were backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest.

During the six months ended March 31, 2008, Insured New York Dividend Advantage
(NKO) and Insured New York Tax-Free Advantage (NRK) invested at least 80% of their net assets (including net assets attributable to Preferred shares) in municipal securities that were covered by insurance. Each Fund may have also invested up to 20% of its net assets (including net assets attributable to Preferred shares) in municipal securities which are either (i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, Standard & Poor's or Fitch) or unrated but judged to be of comparable quality by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen").

Effective March 20, 2008, pursuant to action taken by the Funds' Board of Directors/Trustees, under normal circumstances, Insured New York Dividend Advantage (NKO) and Insured New York Tax-Free Advantage (NRK) must invest at least 80% of their net assets (including net assets attributable to Preferred shares) in municipal securities which are either covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. For purposes of this 80% test, insurers must have a claims paying ability rated at least A at the time of purchase. In addition, each Fund must invest at least 80% of their net assets (including net assets attributable to Preferred shares) in municipal securities that are rated at least AA at the time of purchase. Each Fund may also invest up to 20% of their net assets (including net assets attributable to Preferred shares) in municipal securities rated below AA (based on the higher rating of the insurer, if any, or the underlying bond) or are unrated but judged to be of comparable quality by the Adviser.

The foregoing policy changes will be implemented in Insured New York Premium Income (NNF) pending shareholder approval.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Funds include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)


Inverse Floating Rate Securities

Each Fund may invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). A Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a "recourse trust" or "credit recovery swap") with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates, as well as any shortfalls in interest cash flows. The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an "Inverse floating rate investment". An investment in a self-deposited inverse floater, recourse trust or credit recovery swap is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an "Underlying bond of an inverse floating rate trust", with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and accounts for the related interest paid to the holders of the short-term floating rate certificates as "Interest expense on floating rate obligations" in the Statement of Operations.

During the six months ended March 31, 2008, each Fund invested in externally deposited inverse floaters and/or self-deposited inverse floaters.

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended March 31, 2008, were as follows:

                                                                                  INSURED      INSURED      INSURED
                                         NEW YORK      NEW YORK     NEW YORK     NEW YORK     NEW YORK     NEW YORK
                                       INVESTMENT        SELECT      QUALITY      PREMIUM     DIVIDEND     TAX-FREE
                                          QUALITY       QUALITY       INCOME       INCOME    ADVANTAGE    ADVANTAGE
                                            (NQN)         (NVN)        (NUN)        (NNF)        (NKO)        (NRK)
-------------------------------------------------------------------------------------------------------------------
Average floating rate obligations     $10,910,000   $14,635,000  $14,845,000   $5,080,000   $4,830,000   $2,095,000
Average annual interest rate and fees       3.11%         3.11%        3.11%        3.11%        3.11%        3.11%
===================================================================================================================

Forward Swap Transactions

Each Fund is authorized to invest in forward interest rate swap transactions. Each Fund's use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount. New York Quality Income
(NUN) and Insured New York Tax-Free Advantage (NRK) were the only Funds to invest in forward interest rate swap transactions during the six months ended March 31, 2008.

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolios of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Funds' organizational documents, their Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

On July 10, 2007, the Board of Directors/Trustees of New York Investment Quality
(NQN), New York Select Quality (NVN) and New York Quality Income (NUN) approved an open-market share repurchase program, as part of a broad, ongoing effort designed to support the market prices of the Funds' Common shares. Under the terms of the program, each Fund may repurchase up to 10% of its outstanding Common shares.

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)


Transactions in Common shares were as follows:

                                             NEW YORK                   NEW YORK                   NEW YORK
                                     INVESTMENT QUALITY (NQN)     SELECT QUALITY (NVN)       QUALITY INCOME (NUN)
                                     ------------------------   -----------------------    ------------------------
                                     SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                          ENDED    YEAR ENDED        ENDED   YEAR ENDED         ENDED    YEAR ENDED
                                        3/31/08       9/30/07      3/31/08      9/30/07       3/31/08       9/30/07
-------------------------------------------------------------------------------------------------------------------
Common shares:
   Issued to shareholders due
   to reinvestment of distributions          --            --           --           --            --            --
   Repurchased                          (21,700)      (97,300)      (5,600)    (118,800)       (7,700)     (171,600)
-------------------------------------------------------------------------------------------------------------------
Weighted average price per Common
   share repurchased                     $13.24        $13.58       $12.83       $13.79        $12.57        $13.49
Weighted average discount per
   Common share repurchased              11.53%         7.19%       13.26%        7.12%        14.00%         7.74%
===================================================================================================================
                                          INSURED NEW YORK           INSURED NEW YORK           INSURED NEW YORK
                                        PREMIUM INCOME (NNF)     DIVIDEND ADVANTAGE (NKO)   TAX-FREE ADVANTAGE (NRK)
                                     ------------------------   -------------------------  -------------------------
                                     SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                          ENDED    YEAR ENDED        ENDED   YEAR ENDED         ENDED    YEAR ENDED
                                        3/31/08       9/30/07      3/31/08      9/30/07       3/31/08       9/30/07
--------------------------------------------------------------------------------------------------------------------
Common shares:
   Issued to shareholders due
   to reinvestment of distributions          --            --           --        6,197            --           512
   Repurchased                               --            --           --           --            --            --
--------------------------------------------------------------------------------------------------------------------
Weighted average price per Common
   share repurchased                         --            --           --           --            --            --
Weighted average discount
   per Common share repurchased              --            --           --           --            --            --
====================================================================================================================

3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended March 31, 2008, were as follows:

                                                                                  INSURED      INSURED      INSURED
                                         NEW YORK      NEW YORK     NEW YORK     NEW YORK     NEW YORK     NEW YORK
                                       INVESTMENT        SELECT      QUALITY      PREMIUM     DIVIDEND     TAX-FREE
                                          QUALITY       QUALITY       INCOME       INCOME    ADVANTAGE    ADVANTAGE
                                            (NQN)         (NVN)        (NUN)        (NNF)        (NKO)        (NRK)
-------------------------------------------------------------------------------------------------------------------
Purchases                             $27,690,926   $47,820,601  $40,528,222  $16,458,144  $11,910,951   $7,044,292
Sales and maturities                   29,483,503    58,628,657   41,065,125   17,647,696   10,278,628    6,744,126
===================================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At March 31, 2008, the cost of investments was as follows:

                                                                                     INSURED       INSURED       INSURED
                                         NEW YORK       NEW YORK      NEW YORK      NEW YORK      NEW YORK      NEW YORK
                                       INVESTMENT         SELECT       QUALITY       PREMIUM      DIVIDEND      TAX-FREE
                                          QUALITY        QUALITY        INCOME        INCOME     ADVANTAGE     ADVANTAGE
                                            (NQN)          (NVN)         (NUN)         (NNF)         (NKO)         (NRK)
------------------------------------------------------------------------------------------------------------------------
Cost of investments                  $385,532,069  $505,942,954   $520,236,121  $179,179,300  $168,539,885   $74,509,033
========================================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008, were as follows:

                                                                                     INSURED       INSURED       INSURED
                                         NEW YORK       NEW YORK      NEW YORK      NEW YORK      NEW YORK      NEW YORK
                                       INVESTMENT         SELECT       QUALITY       PREMIUM      DIVIDEND      TAX-FREE
                                          QUALITY        QUALITY        INCOME        INCOME     ADVANTAGE     ADVANTAGE
                                            (NQN)          (NVN)         (NUN)         (NNF)         (NKO)         (NRK)
------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                       $ 9,228,273    $15,417,295   $14,359,468   $ 3,989,319   $ 3,872,457    $1,588,555
   Depreciation                        (4,334,820)    (5,443,716)   (5,865,061)   (2,265,681)   (1,605,950)     (700,031)
------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) of investments      $ 4,893,453    $ 9,973,579   $ 8,494,407   $ 1,723,638   $ 2,266,507    $  888,524
========================================================================================================================

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at September 30, 2007, the Funds' last tax year end, were as follows:

                                                                                     INSURED       INSURED       INSURED
                                         NEW YORK       NEW YORK      NEW YORK      NEW YORK      NEW YORK      NEW YORK
                                       INVESTMENT         SELECT       QUALITY       PREMIUM      DIVIDEND      TAX-FREE
                                          QUALITY        QUALITY        INCOME        INCOME     ADVANTAGE     ADVANTAGE
                                            (NQN)          (NVN)         (NUN)         (NNF)         (NKO)         (NRK)
------------------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *    $964,095       $790,834      $714,768      $260,147      $111,030      $177,605
Undistributed net ordinary income **           --          6,318             3           744            --            --
Undistributed net long-term
   capital gains                           10,122          1,362       351,216           548       295,621         8,007
========================================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on September 4, 2007, paid on October 1, 2007.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended September 30, 2007 was designated for purposes of the dividends paid deduction as follows:

                                                                                     INSURED       INSURED       INSURED
                                         NEW YORK       NEW YORK      NEW YORK      NEW YORK      NEW YORK      NEW YORK
                                       INVESTMENT         SELECT       QUALITY       PREMIUM      DIVIDEND      TAX-FREE
                                          QUALITY        QUALITY        INCOME        INCOME     ADVANTAGE     ADVANTAGE
                                            (NQN)          (NVN)         (NUN)         (NNF)         (NKO)         (NRK)
------------------------------------------------------------------------------------------------------------------------
Distributions from net
   tax-exempt income                  $16,282,164    $22,790,638   $22,339,468    $7,722,662    $7,871,954    $3,110,383
Distributions from net
   ordinary income **                      39,794            220        22,007           133            --            --
Distributions from net long-term
   capital gains                        1,546,326        968,069     1,215,492       373,583       106,104        44,562
========================================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The following Funds have elected to defer net realized losses from investments incurred from November 1, 2006 through September 30, 2007, the Funds' last tax year end, ("post-October losses") in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year:

                                                            INSURED      INSURED
                                 NEW YORK     NEW YORK     NEW YORK     NEW YORK
                               INVESTMENT       SELECT      PREMIUM     TAX-FREE
                                  QUALITY      QUALITY       INCOME    ADVANTAGE
                                    (NQN)        (NVN)        (NNF)        (NRK)
--------------------------------------------------------------------------------
                                 $309,645      $95,228     $154,238      $96,747
================================================================================

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)


5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                               NEW YORK INVESTMENT QUALITY (NQN)
                                                   NEW YORK SELECT QUALITY (NVN)
AVERAGE DAILY NET ASSETS                           NEW YORK QUALITY INCOME (NUN)
(INCLUDING NET ASSETS                      INSURED NEW YORK PREMIUM INCOME (NNF)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================


AVERAGE DAILY NET ASSETS               INSURED NEW YORK DIVIDEND ADVANTAGE (NKO)
(INCLUDING NET ASSETS                  INSURED NEW YORK TAX-FREE ADVANTAGE (NRK)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of March 31, 2008, the complex-level fee rate was .1870%.

The complex-level fee schedule is as follows:

COMPLEX-LEVEL ASSET BREAKPOINT LEVEL (1)      EFFECTIVE RATE AT BREAKPOINT LEVEL
--------------------------------------------------------------------------------
$55 billion                                                               .2000%
$56 billion                                                               .1996
$57 billion                                                               .1989
$60 billion                                                               .1961
$63 billion                                                               .1931
$66 billion                                                               .1900
$71 billion                                                               .1851
$76 billion                                                               .1806
$80 billion                                                               .1773
$91 billion                                                               .1691
$125 billion                                                              .1599
$200 billion                                                              .1505
$250 billion                                                              .1469
$300 billion                                                              .1445
================================================================================
(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first ten years of Insured New York Dividend Advantage's (NKO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
MARCH 31,                                        MARCH 31,
--------------------------------------------------------------------------------
2002*                        .30%                2008                       .25%
2003                         .30                 2009                       .20
2004                         .30                 2010                       .15
2005                         .30                 2011                       .10
2006                         .30                 2012                       .05
2007                         .30
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured New York Dividend Advantage
(NKO) for any portion of its fees and expenses beyond March 31, 2012.

                      Notes to
                      FINANCIAL STATEMENTS (continued) (Unaudited)



For the first eight years of Insured New York Tax-Free Advantage's (NRK) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
NOVEMBER 30,                                     NOVEMBER 30,
--------------------------------------------------------------------------------
2002*                        .32%                2007                       .32%
2003                         .32                 2008                       .24
2004                         .32                 2009                       .16
2005                         .32                 2010                       .08
2006                         .32
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured New York Tax-Free Advantage
(NRK) for any portion of its fees and expenses beyond November 30, 2010.

6. NEW ACCOUNTING PRONOUNCEMENTS

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund's financial position, results of operations and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. As of March 31, 2008, management does not believe the adoption of SFAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

7. SUBSEQUENT EVENTS

Auction Rate Preferred Markets

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the Preferred shares issued by the Funds than there were offers to buy. This meant that these auctions "failed to clear,'' and that many Preferred shareholders who wanted to sell their shares in these auctions were unable to do so. Preferred shareholders unable to sell their shares received distributions at the "maximum rate'' calculated in accordance with the pre-established terms of the Preferred shares.

These developments generally do not affect the management or investment policies of the Funds. However, one implication of these auction failures for Common shareholders is that the Funds' cost of leverage will be higher than it otherwise would have been had the auctions continued to be successful. As a result, the Funds' future Common share earnings may be lower than they otherwise would have been.

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on May 1, 2008, to shareholders of record on April 15, 2008, as follows:

                                                                                     INSURED       INSURED       INSURED
                                         NEW YORK       NEW YORK      NEW YORK      NEW YORK      NEW YORK      NEW YORK
                                       INVESTMENT         SELECT       QUALITY       PREMIUM      DIVIDEND      TAX-FREE
                                          QUALITY        QUALITY        INCOME        INCOME     ADVANTAGE     ADVANTAGE
                                            (NQN)          (NVN)         (NUN)         (NNF)         (NKO)         (NRK)
------------------------------------------------------------------------------------------------------------------------
Dividend per share                         $.0520         $.0530        $.0510        $.0505        $.0550        $.0545
========================================================================================================================

                      Financial
                      HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                Investment Operations                                Less Distributions
                           ------------------------------------------------------------------  ------------------------------
                                                    Distributions    Distributions
                                                         from Net             from                    Net
                Beginning                              Investment          Capital             Investment   Capital
                   Common                      Net      Income to         Gains to              Income to  Gains to
                    Share         Net    Realized/      Preferred        Preferred                 Common    Common
                Net Asset  Investment   Unrealized         Share-           Share-                 Share-    Share-
                    Value      Income   Gain (Loss)       holders+         holders+     Total     holders   holders    Total
=============================================================================================================================
NEW YORK INVESTMENT QUALITY (NQN)
-----------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2008(b)            $14.77       $ .45        $(.46)         $(.14)           $  --     $ (.15)      $(.31)    $  --   $ (.31)
2007                15.18         .89         (.29)          (.25)            (.02)       .33        (.67)     (.07)    (.74)
2006                15.87         .90         (.05)          (.17)            (.09)       .59        (.75)     (.53)   (1.28)
2005                16.46         .95         (.19)          (.13)            (.01)       .62        (.94)     (.27)   (1.21)
2004                16.80        1.02          .12           (.05)            (.03)      1.06        (.99)     (.41)   (1.40)
2003                16.92        1.07         (.07)          (.07)            (.01)       .92        (.95)     (.09)   (1.04)

NEW YORK SELECT QUALITY (NVN)
-----------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2008(b)             14.98         .46         (.57)          (.14)              --****   (.25)       (.32)     (.01)    (.33)
2007                15.44         .92         (.37)          (.27)            (.01)       .27        (.70)     (.03)    (.73)
2006                15.87         .93         (.07)          (.21)            (.05)       .60        (.76)     (.27)   (1.03)
2005                16.18         .97         (.09)          (.14)            (.01)       .73        (.91)     (.13)   (1.04)
2004                16.28        1.01          .19           (.06)            (.02)      1.12        (.95)     (.27)   (1.22)
2003                16.48        1.05         (.09)          (.07)            (.01)       .88        (.94)     (.14)   (1.08)
=============================================================================================================================
                                                             Total Returns
                                                         ---------------------
                     Offering                                          Based
                    Costs and       Ending                                on
                    Preferred       Common                Based       Common
                        Share        Share    Ending         on    Share Net
                 Underwriting    Net Asset    Market     Market        Asset
                    Discounts        Value     Value      Value**      Value**
==============================================================================
NEW YORK INVESTMENT QUALITY (NQN)
------------------------------------------------------------------------------
Year Ended 9/30:
2008(b)                  $ --       $14.31    $13.09      (2.16)%      (1.02)%
2007                       --        14.77     13.70       3.22         2.22
2006                       --        15.18     13.99       2.39         4.03
2005                       --        15.87     14.94       4.08         3.90
2004                       --        16.46     15.52      10.21         6.61
2003                       --        16.80     15.38       3.63         5.68

NEW YORK SELECT QUALITY (NVN)
------------------------------------------------------------------------------
Year Ended 9/30:
2008(b)                    --        14.40     12.90      (4.60)       (1.72)
2007                       --        14.98     13.86       1.70         1.75
2006                       --        15.44     14.34       4.53         4.10
2005                       --        15.87     14.74       4.93         4.64
2004                       --        16.18     15.04       6.96         7.27
2003                       --        16.28     15.22       4.57         5.63
==============================================================================
                                                             Ratios/Supplemental Data
                --------------------------------------------------------------------------------------------------------------------
                                     Ratios to Average Net Assets                  Ratios to Average Net Assets
                                     Applicable to Common Shares                   Applicable to Common Shares
                                     Before Credit/Reimbursement                   After Credit/Reimbursement***
                              ------------------------------------------   ------------------------------------------
                     Ending
                        Net
                     Assets
                 Applicable         Expenses       Expenses          Net         Expenses       Expenses          Net     Portfolio
                  to Common        Including      Excluding   Investment        Including      Excluding   Investment      Turnover
                Shares (000)    Interest++(a)  Interest++(a)      Income++   Interest++(a)  Interest++(a)      Income++        Rate
====================================================================================================================================
NEW YORK INVESTMENT QUALITY (NQN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2008(b)            $251,925            1.37%*         1.24%*       6.10%*           1.36%*         1.23%*       6.12%*            7%
2007                260,224            1.40           1.22         5.98             1.39           1.22         5.99             19
2006                268,986            1.22           1.22         5.92             1.21           1.21         5.94             16
2005                281,203            1.19           1.19         5.88             1.18           1.18         5.89             30
2004                291,660            1.18           1.18         6.26             1.18           1.18         6.26             11
2003                297,312            1.19           1.19         6.42             1.18           1.18         6.42             19

NEW YORK SELECT QUALITY (NVN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2008(b)             335,746            1.35*          1.21*        6.14*            1.32*          1.19*        6.16*             9
2007                349,388            1.38           1.20         6.05             1.37           1.19         6.05             17
2006                361,945            1.20           1.20         6.03             1.18           1.18         6.05             15
2005                371,935            1.18           1.18         6.03             1.18           1.18         6.04             17
2004                379,117            1.19           1.19         6.31             1.19           1.19         6.32              8
2003                381,274            1.19           1.19         6.49             1.18           1.18         6.50             16
====================================================================================================================================

                                                       Floating Rate Obligations
                  Preferred Shares at End of Period         at End of Period
               --------------------------------------  -------------------------
                 Aggregate   Liquidation                  Aggregate
                    Amount    and Market        Asset        Amount        Asset
               Outstanding         Value     Coverage   Outstanding     Coverage
                     (000)     Per Share    Per Share         (000)   Per $1,000
================================================================================
NEW YORK INVESTMENT QUALITY (NQN)
--------------------------------------------------------------------------------
Year Ended 9/30:
2008(b)           $144,000       $25,000      $68,737       $10,910      $37,290
2007               144,000        25,000       70,178        10,910       38,051
2006               144,000        25,000       71,699            --           --
2005               144,000        25,000       73,820            --           --
2004               144,000        25,000       75,635            --           --
2003               144,000        25,000       76,617            --           --

NEW YORK SELECT QUALITY (NVN)
--------------------------------------------------------------------------------
Year Ended 9/30:
2008(b)            193,000        25,000       68,490        14,635       37,129
2007               193,000        25,000       70,258        14,635       38,061
2006               193,000        25,000       71,884            --           --
2005               193,000        25,000       73,178            --           --
2004               193,000        25,000       74,108            --           --
2003               193,000        25,000       74,388            --           --
================================================================================

*    Annualized.

** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period takes place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

     Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

**** Distributions from Capital Gains to Preferred shareholders rounds to less than $.01 per share.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended March 31, 2008.

                                 See accompanying notes to financial statements.


                                  74-75 spread

                      Financial
                      HIGHLIGHTS (continued) (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                Investment Operations                                Less Distributions
                           ------------------------------------------------------------------  ------------------------------
                                                    Distributions    Distributions
                                                         from Net             from                    Net
                Beginning                              Investment          Capital             Investment   Capital
                   Common                      Net      Income to         Gains to              Income to  Gains to
                    Share         Net    Realized/      Preferred        Preferred                 Common    Common
                Net Asset  Investment   Unrealized         Share-           Share-                 Share-    Share-
                    Value      Income   Gain (Loss)       holders+         holders+     Total     holders   holders    Total
=============================================================================================================================
NEW YORK QUALITY INCOME (NUN)
-----------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2008(b)            $14.79       $ .45        $(.54)         $(.15)         $ --****     $(.24)      $(.31)    $(.01)  $ (.32)
2007                15.21         .89         (.33)          (.28)         (.01)          .27        (.65)     (.04)    (.69)
2006                15.64         .90         (.05)          (.20)         (.05)          .60        (.76)     (.27)   (1.03)
2005                15.90         .93         (.07)          (.14)         (.01)          .71        (.88)     (.09)    (.97)
2004                16.09         .98          .09           (.06)         (.02)          .99        (.92)     (.26)   (1.18)
2003                16.37        1.01         (.11)          (.06)         (.02)          .82        (.91)     (.19)   (1.10)

INSURED NEW YORK PREMIUM INCOME (NNF)
-----------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2008(b)             14.88         .44         (.50)          (.14)           --          (.20)       (.30)       --     (.30)
2007                15.31         .87         (.33)          (.25)         (.01)          .28        (.67)     (.04)    (.71)
2006                15.78         .88         (.06)          (.18)         (.05)          .59        (.73)     (.33)   (1.06)
2005                16.14         .91         (.08)          (.12)         (.01)          .70        (.88)     (.18)   (1.06)
2004                16.07         .97          .08           (.06)           --           .99        (.92)       --     (.92)
2003                16.17        1.02         (.13)          (.07)           --           .82        (.92)       --     (.92)
=============================================================================================================================
                                                               Total Returns
                                                          ---------------------
                      Offering                                          Based
                     Costs and       Ending                                on
                     Preferred       Common                Based       Common
                         Share        Share    Ending         on    Share Net
                  Underwriting    Net Asset    Market     Market        Asset
                     Discounts        Value     Value      Value**      Value**
===============================================================================
NEW YORK QUALITY INCOME (NUN)
-------------------------------------------------------------------------------
Year Ended 9/30:
2008(b)                   $ --       $14.23    $12.73      (3.10)%      (1.68)%
2007                        --        14.79     13.46        .21         1.81
2006                        --        15.21     14.11       4.27         4.06
2005                        --        15.64     14.53       5.52         4.56
2004                        --        15.90     14.70       6.77         6.41
2003                        --        16.09     14.89       4.37         5.32

INSURED NEW YORK PREMIUM INCOME (NNF)
-------------------------------------------------------------------------------
Year Ended 9/30:
2008(b)                     --        14.38     13.17       (.49)       (1.35)
2007                        --        14.88     13.54       (.20)        1.85
2006                        --        15.31     14.26       3.30         3.96
2005                        --        15.78     14.86       4.64         4.50
2004                        --        16.14     15.23       7.14         6.40
2003                        --        16.07     15.10        .56         5.26
===============================================================================
                                                                Ratios/Supplemental Data
                  ------------------------------------------------------------------------------------------------------------------
                                       Ratios to Average Net Assets                 Ratios to Average Net Assets
                                       Applicable to Common Shares                  Applicable to Common Shares
                                       Before Credit/Reimbursement                  After Credit/Reimbursement***
                                  ------------------------------------------  ------------------------------------------
                       Ending
                          Net
                       Assets
                   Applicable         Expenses       Expenses          Net        Expenses       Expenses          Net     Portfolio
                    to Common        Including      Excluding   Investment       Including      Excluding   Investment      Turnover
                  Shares (000)    Interest++(a)  Interest++(a)      Income++  Interest++(a)  Interest++(a)      Income++        Rate
====================================================================================================================================
NEW YORK QUALITY INCOME (NUN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2008(b)              $340,164            1.35%*         1.22%*       6.06%*          1.33%*         1.20%*        6.08%*          7%
2007                  353,564            1.38           1.20         5.95            1.37           1.19          5.96           21
2006                  366,405            1.21           1.21         5.95            1.20           1.20          5.96           14
2005                  376,697            1.19           1.19         5.86            1.18           1.18          5.86           17
2004                  383,012            1.19           1.19         6.21            1.19           1.19          6.21           10
2003                  387,439            1.20           1.20         6.31            1.19           1.19          6.32           14

INSURED NEW YORK PREMIUM INCOME (NNF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2008(b)               119,785            1.36*          1.23*        5.88*           1.33*          1.21*         5.91*           9
2007                  123,956            1.40           1.23         5.79            1.39           1.22          5.80           21
2006                  127,546            1.22           1.22         5.75            1.21           1.21          5.77           14
2005                  131,420            1.20           1.20         5.71            1.20           1.20          5.71           22
2004                  134,434            1.21           1.21         6.11            1.20           1.20          6.11           16
2003                  133,735            1.21           1.21         6.38            1.21           1.21          6.38           21
====================================================================================================================================

                                                       Floating Rate Obligations
                  Preferred Shares at End of Period         at End of Period
               --------------------------------------  -------------------------
                 Aggregate   Liquidation                  Aggregate
                    Amount    and Market        Asset        Amount        Asset
               Outstanding         Value     Coverage   Outstanding     Coverage
                     (000)     Per Share    Per Share         (000)   Per $1,000
================================================================================
NEW YORK QUALITY INCOME (NUN)
--------------------------------------------------------------------------------
Year Ended 9/30:
2008(b)           $197,000       $25,000      $68,168       $14,845      $37,185
2007               197,000        25,000       69,868        14,845       38,087
2006               197,000        25,000       71,498            --           --
2005               197,000        25,000       72,804            --           --
2004               197,000        25,000       73,606            --           --
2003               197,000        25,000       74,167            --           --

INSURED NEW YORK PREMIUM INCOME (NNF)
--------------------------------------------------------------------------------
Year Ended 9/30:
2008(b)             65,000        25,000       71,071         5,080       37,375
2007                65,000        25,000       72,675         5,080       38,196
2006                65,000        25,000       74,056            --           --
2005                65,000        25,000       75,546            --           --
2004                65,000        25,000       76,705            --           --
2003                65,000        25,000       76,436            --           --
================================================================================

*    Annualized.

** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period takes place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

     Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

**** Distributions from Capital Gains to Preferred shareholders rounds to less than $.01 per share.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended March 31, 2008.

                                See  accompanying notes to financial statements.


                                  76-77 spread

                      Financial
                      HIGHLIGHTS (continued) (Unaudited)


Selected data for a Common share outstanding throughout each period:

                                                Investment Operations                                  Less Distributions
                           ----------------------------------------------------------------    ---------------------------------
                                                    Distributions    Distributions
                                                         from Net             from                    Net
                Beginning                              Investment          Capital             Investment   Capital
                   Common                      Net      Income to         Gains to              Income to  Gains to
                    Share         Net    Realized/      Preferred        Preferred                 Common    Common
                Net Asset  Investment   Unrealized         Share-           Share-                 Share-    Share-
                    Value      Income   Gain (Loss)       holders+         holders+     Total     holders   holders       Total
================================================================================================================================
INSURED NEW YORK DIVIDEND ADVANTAGE (NKO)
--------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2008(c)            $14.96       $ .47        $(.52)         $(.13)        $(.01)       $ (.19)      $(.33)    $(.03)     $ (.36)
2007                15.34         .95         (.34)          (.26)           --****       .35        (.72)     (.01)       (.73)
2006                15.67         .95         (.08)          (.20)         (.03)          .64        (.78)     (.19)       (.97)
2005                15.69         .98          .12           (.13)         (.01)          .96        (.86)     (.12)       (.98)
2004                15.44         .98          .35           (.06)         (.01)         1.26        (.89)     (.12)      (1.01)
2003                15.82        1.00         (.32)          (.08)         (.01)          .59        (.89)     (.08)       (.97)

INSURED NEW YORK TAX-FREE ADVANTAGE (NRK)
--------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2008(c)             14.65         .45         (.36)          (.12)           --****      (.03)       (.33)       --*****   (.33)
2007                14.92         .91         (.29)          (.23)           --****       .39        (.65)     (.01)       (.66)
2006                15.00         .90         (.05)          (.21)           --****       .64        (.69)     (.03)       (.72)
2005                14.75         .90          .25           (.13)           --          1.02        (.77)       --        (.77)
2004                14.42         .92          .35           (.07)           --          1.20        (.87)       --        (.87)
2003(b)             14.33         .68          .34           (.05)           --           .97        (.65)       --        (.65)
================================================================================================================================
                                                                Total Returns
                                                            ---------------------
                        Offering                                          Based
                       Costs and       Ending                                on
                       Preferred       Common                Based       Common
                           Share        Share    Ending         on    Share Net
                    Underwriting    Net Asset    Market     Market        Asset
                       Discounts        Value     Value      Value**      Value**
=================================================================================
INSURED NEW YORK DIVIDEND ADVANTAGE (NKO)
---------------------------------------------------------------------------------
Year Ended 9/30:
2008(c)                     $ --       $14.41    $13.12      (4.46)%     (1.32)%
2007                          --        14.96     14.10       (.21)       2.36
2006                          --        15.34     14.85       7.92        4.29
2005                          --        15.67     14.68       9.28        6.23
2004                          --        15.69     14.35       7.55        8.48
2003                          --        15.44     14.30       (.77)       4.01

INSURED NEW YORK TAX-FREE ADVANTAGE (NRK)
---------------------------------------------------------------------------------
Year Ended 9/30:
2008(c)                       --        14.29     13.21      (1.51)       (.23)
2007                          --        14.65     13.74       2.24        2.69
2006                          --        14.92     14.08       5.79        4.38
2005                          --        15.00     14.02       8.65        7.05
2004                          --        14.75     13.64       5.83        8.58
2003(b)                     (.23)       14.42     13.71      (4.40)       5.29
=================================================================================
                                                                  Ratios/Supplemental Data
                    ----------------------------------------------------------------------------------------------------------------
                                       Ratios to Average Net Assets                 Ratios to Average Net Assets
                                       Applicable to Common Shares                  Applicable to Common Shares
                                       Before Credit/Reimbursement                  After Credit/Reimbursement***
                                  ------------------------------------------  ------------------------------------------
                         Ending
                            Net
                         Assets
                     Applicable       Expenses       Expenses          Net        Expenses       Expenses          Net    Portfolio
                      to Common      Including      Excluding   Investment       Including      Excluding   Investment     Turnover
                    Shares (000)  Interest++(a)  Interest++(a)      Income++  Interest++(a)  Interest++(a)      Income++       Rate
====================================================================================================================================
INSURED NEW YORK DIVIDEND ADVANTAGE (NKO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2008(c)                $114,749           1.32%*        1.20%*       5.96%*           .92%*          .79%*       6.37%*           6%
2007                    119,131           1.38          1.20         5.83             .94            .76         6.27            19
2006                    122,078           1.20          1.20         5.79             .73            .73         6.26            11
2005                    124,669           1.18          1.18         5.75             .72            .72         6.21            12
2004                    124,860           1.20          1.20         5.91             .74            .74         6.37             9
2003                    122,901           1.20          1.20         6.07             .74            .74         6.53            15

INSURED NEW YORK TAX-FREE ADVANTAGE (NRK)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2008(c)                  50,222           1.37*         1.24*        5.67*            .94*           .81*        6.11*            9
2007                     51,479           1.40          1.25         5.65             .90            .75         6.15            17
2006                     52,425           1.27          1.27         5.62             .77            .77         6.13             8
2005                     52,682           1.25          1.25         5.53             .76            .76         6.01             7
2004                     51,818           1.26          1.26         5.85             .76            .76         6.35            16
2003(b)                  50,645           1.19*         1.19*        5.10*            .70*           .70*        5.59*            5
====================================================================================================================================

                                                       Floating Rate Obligations
                  Preferred Shares at End of Period         at End of Period
               --------------------------------------  -------------------------
                 Aggregate   Liquidation                  Aggregate
                    Amount    and Market        Asset        Amount        Asset
               Outstanding         Value     Coverage   Outstanding     Coverage
                     (000)     Per Share    Per Share         (000)   Per $1,000
================================================================================
INSURED NEW YORK DIVIDEND ADVANTAGE (NKO)
--------------------------------------------------------------------------------
Year Ended 9/30:
2008(c)           $61,000        $25,000      $72,028        $4,830      $37,387
2007               61,000         25,000       73,824         4,830       38,294
2006               61,000         25,000       75,032            --           --
2005               61,000         25,000       76,094            --           --
2004               61,000         25,000       76,172            --           --
2003               61,000         25,000       75,369            --           --

INSURED NEW YORK TAX-FREE ADVANTAGE (NRK)
--------------------------------------------------------------------------------
Year Ended 9/30:
2008(c)            27,000         25,000       71,502         2,095       37,860
2007               27,000         25,000       72,665         2,095       38,460
2006               27,000         25,000       73,541            --           --
2005               27,000         25,000       73,780            --           --
2004               27,000         25,000       72,979            --           --
2003(b)            27,000         25,000       71,894            --           --
================================================================================
*    Annualized.

** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period takes place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

     Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

**** Distributions from Capital Gains to Preferred Shareholders rounds to less than $.01 per share.

*****Distributions from Capital Gains to Common Shareholders rounds to less than $.01 per share.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b) For the period November 21, 2002 (commencement of operations) through September 30, 2003.

(c)  For the six months ended March 31, 2008.

                                 See accompanying notes to financial statements.


                                  78-79 spread

Reinvest Automatically
 EASILY and CONVENIENTLY

NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Glossary of
TERMS USED in this REPORT


[] AUCTION RATE BOND: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have "failed", with current holders receiving a formula-based interest rate until the next scheduled auction.

[] AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

[] AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

[] INVERSE FLOATERS: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

[] LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

[] MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

[] NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any Preferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

[] TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

[] ZERO COUPON BOND: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Other Useful INFORMATION


QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION


You may obtain (i) each Fund's quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the twelve-month period ended June 30, 2007, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.


BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Carole E. Stone

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, NQN, NVN, and NUN repurchased 21,700, 5,600, and 7,700 common shares, respectively. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments:
-------------------

SERVING INVESTORS FOR GENERATIONS


Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients' different needs.

Managing $153 billion in assets, as of March 31, 2008, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; Symphony, a leading institutional manager of market-neutral alternative investment portfolios; Santa Barbara, a leader in growth equities; and Tradewinds, a leader in global equities.

Find out how we can help you reach your financial goals.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


Learn more about Nuveen Funds at:                 www.nuveen.com/etf

                                                  Share prices
                                                  Fund details
                                                  Daily financial news
                                                  Investor education
                                                  Interactive planning tools

                                                                     ESA-B-0308D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Insured New York Tax-Free Advantage Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)  /s/ Kevin J. McCarthy
                         ----------------------------------------------
                          Kevin J. McCarthy
                          (Vice President and Secretary)

Date: June 6, 2008
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: June 6, 2008
    -------------------------------------------------------------------

By (Signature and Title)  /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: June 6, 2008
    -------------------------------------------------------------------